UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-23812

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 2100

Denver, CO 80290

(Address of Principal Executive Offices) (Zip Code)

Nicholas Adams

Elevation Series Trust

1700 Broadway, Suite 2100

Denver, CO 80290

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

303-226-4150

With a copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

Date of Fiscal Year End: December 31st

Date of Reporting Period: January 1, 2025 – December 31, 2025

Item 1.	Reports to Shareholders.

(a)	The Report to Shareholders is attached herewith.

This annual shareholder report contains important information about the RiverNorth Enhanced Pre-Merger SPAC ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/spcz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: SPCZ

RIVERNORTH ENHANCED PRE-MERGER SPAC ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Enhanced Pre-Merger SPAC ETF	$94	0.89%

HOW DID THE FUND PERFORM THE PAST YEAR?

RiverNorth Enhanced Pre-Merger SPAC ETF delivered a positive return of 10.18%, outperforming compared to its benchmark, ICE BofA US Treasuries 0-3 Years Index, which returned 4.86%.

Both common shares and warrants contributed to the Fund’s outperformance. There were several acquisition announcements that were well received by the market over the period, which caused both the common shares and warrants for the announcing SPACs to trade up significantly.

The majority of the Fund’s assets continues to be in common shares, with a smaller allocation to warrants. The common shares tend to provide more steady positive returns, while the optionality in the warrants leads to more varied positive or negative returns depending on the success of the management teams in identifying good acquisition targets.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's primary benchmark and supplemental benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

RiverNorth Enhanced Pre-Merger SPAC ETF - NAV
ICE BofA US Broad Market Index
ICE BofA US Treasuries 0-3 Years Index
$14k
$12k
$10k
$8k
$6k
Jul'22
Dec'22
Dec'23
Dec'24
Dec'25

	RiverNorth Enhanced Pre-Merger SPAC ETF - NAV	ICE BofA US Broad Market Index	ICE BofA US Treasuries 0-3 Years Index
Jul'22	10000	10000	10000
Dec'22	10218	9689	9989
Dec'23	10826	10211	10442
Dec'24	11401	10361	10907
Dec'25	12568	11102	11437

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$4,971,202
# of Portfolio Holdings	159
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$46,765

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (July 11, 2022)
RiverNorth Enhanced Pre-Merger SPAC ETF - NAV	10.18%	6.72%
ICE BofA US Broad Market Index	7.15%	3.05%
ICE BofA US Treasuries 0-3 Years Index	4.86%	3.94%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/spcz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.96%
Rights	1.31%
Warrants	1.65%
Special Purpose Acquisition Companies (SPACS)	96.08%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
United States	3.17%
British Virgin Islands	3.97%
Cayman Islands	92.86%

RIVERNORTH ENHANCED PRE-MERGER SPAC ETF

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: SPCZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/spcz/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the year ended December 31, 2025. The Fund acquired all of the assets and liabilities of RiverNorth Enhanced Pre-Merger SPAC ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings, an affiliate of the the Fund's Sub-Adviser RiverNorth Capital Management LLC, exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of Truemark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor and the Sub-Adviser, prior to the close of the change in control.

This annual shareholder report contains important information about the RiverNorth Patriot ETF (the "Fund" or "FLDZ") for the period of January 1, 2025 to December 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/fldz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: FLDZ

RIVERNORTH PATRIOT ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Patriot ETF	$72	0.70%

HOW DID THE FUND PERFORM THE PAST YEAR?

RiverNorth Patriot ETF delivered a positive return of 6.48%, underperforming compared to its benchmark, S&P 900 Index Total Return, which returned 17.30%.

Like recent years in the post-COVID era where growth has strongly outperformed value, the Fund’s relative performance versus its benchmark can be explained by the strength of large-to-mega cap technology companies that do not meet criteria for inclusion in FLDZ. In order to offer true all-American exposure to its investors, FLDZ focuses on the subset of domestically listed companies that are domiciled in the United States, generate at least 90% of their revenues here and have a market capitalization of at least $5 billion. An example of a heavily-weighted benchmark constituent that is ineligible for investment is Nvidia (NVDA). Nvidia, as reported by FactSet, has revenue exposure to the United States of 47% and achieved a total return of approximately +39% in 2025, becoming the largest company by market capitalization in the world.

For the 4th consecutive year and in every year since its inception, the Fund has achieved its charitable mission, donating more than 100% of the sub-advisory fee to Folds of Honor in 2025. Folds of Honor is a 501(c)(3) charitable organization that provides educational scholarships to the families of military service men and women and first responders killed or disabled while serving and defending our great nation.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's primary benchmark and supplemental benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

RiverNorth Patriot ETF - NAV
S&P 900® Total Return Index
S&P 500® Total Return Index
$16k
$14k
$12k
$10k
$8k
$6k
Dec'21
Dec'22
Dec'23
Dec'24
Dec'25

	RiverNorth Patriot ETF - NAV	S&P 500® Total Return Index	S&P 900® Total Return Index
Dec'21	10000	10000	10000
Dec'22	8810	8189	8218
Dec'23	9881	10342	10330
Dec'24	11463	12929	12846
Dec'25	12222	15241	15069

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$3,755,881
# of Portfolio Holdings	338
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$27,883

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (December 31, 2021)
RiverNorth Patriot ETF - NAV	6.48%	5.13%
S&P 500 Total Return Index	17.88%	11.11%
S&P 900 Total Return Index	17.30%	10.80%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/fldz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Utilities
13.06%
Health Care
10.84%
Oil & Gas
9.99%
Industrial Services
9.05%
Real Estate
7.48%
Banking
7.02%
Retail & Wholesale - Discretionary
6.42%
Financial Services
5.42%
Software & Tech Services
4.67%
Retail & Wholesale - Staples
4.30%
Media
4.19%
Consumer Discretionary Services
3.90%
Insurance
3.27%
Consumer Discretionary Products
2.55%
Consumer Staple Products
1.76%
Telecommunications
1.58%
Materials
1.52%
Industrial Products
1.50%
Money Market Funds
1.48%

Value	Value
Money Market Funds	1.48%
Industrial Products	1.50%
Materials	1.52%
Telecommunications	1.58%
Consumer Staple Products	1.76%
Consumer Discretionary Products	2.55%
Insurance	3.27%
Consumer Discretionary Services	3.90%
Media	4.19%
Retail & Wholesale - Staples	4.30%
Software & Tech Services	4.67%
Financial Services	5.42%
Retail & Wholesale - Discretionary	6.42%
Banking	7.02%
Real Estate	7.48%
Industrial Services	9.05%
Oil & Gas	9.99%
Health Care	10.84%
Utilities	13.06%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the year ended December 31, 2025. The Fund acquired all of the assets and liabilities of RiverNorth Patriot ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings, an affiliate of the Fund's Sub-Adviser, RiverNorth Capital Management LLC, exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor and the Sub-Adviser, prior to the close of the change in control.

RIVERNORTH PATRIOT ETF

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: FLDZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/fldz/.

This annual shareholder report contains important information about the Polen Dividend Income ETF (formerly known as The Opal Dividend Income ETF) (the "Fund" or "DIVZ") for the period of January 1, 2025 to December 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/divz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

NYSE Arca, Inc.: DIVZ

POLEN DIVIDEND INCOME ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Polen Dividend Income ETF	$70	0.65%

HOW DID THE FUND PERFORM THE PAST YEAR?

Polen Dividend Income ETF delivered a positive return of 16.63%, narrowly underperforming compared to its benchmark, S&P 500, which returned 17.88%.

The Fund’s slight 2025 underperformance relative to its primary benchmark was driven by the fact that DIVZ did not hold any of the Mag 7 (a group of high-performing U.S. technology-focused companies) stocks, which hold significant weight in the index. Many of the stocks in the Mag 7 do not align with the dividend philosophy used to manage DIVZ. The 16.63% return of DIVZ exceeded the secondary benchmark (MSCI USA High Dividend Yield USD Risk Premia Index) which returned 8.64%. US investors were not focused on dividends in 2025 as their focus remains on large cap growth associated with artificial intelligence and cloud applications.

DIVZ pursued responsible participation in the AI investment theme focusing on companies that paid attractive dividends and supplied equipment and services to companies building out AI capabilities. This led to increased exposure to energy providers, and companies which can benefit from the use of AI applications, balanced out by more consistent companies in the consumer staples and healthcare sectors. A balanced approach allowed DIVZ shareholders to participate in more of the growth than traditional dividend managers while still benefiting from the downside protection that is often associated with dividend paying stocks.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's primary benchmark and supplemental benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Polen Dividend Income ETF - NAV
S&P 500® Total Return Index
MSCI USA High Dividend Yield USD Risk Premia Index
$20k
$18k
$16k
$14k
$12k
$10k
$8k
Jan'21
Dec'21
Dec'22
Dec'23
Dec'24
Dec'25

	Polen Dividend Income ETF - NAV	S&P 500® Total Return Index	MSCI USA High Dividend Yield USD Risk Premia Index
Jan'21	10000	10000	10000
Dec'21	12017	12878	11897
Dec'22	12442	10546	11111
Dec'23	12360	13318	11501
Dec'24	14636	16650	12464
Dec'25	17071	19627	13541

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$212,513,621
# of Portfolio Holdings	31
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$1,138,686

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (January 27, 2021)
Polen Dividend Income ETF - NAV	16.63%	11.46%
S&P 500 Total Return Index	17.88%	14.67%
MSCI USA High Dividend Yield USD Risk Premia Index	8.64%	6.35%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/divz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Consumer Discretionary Products	1.13%
Money Market Funds	1.29%
Retail & Wholesale - Discretionary	1.76%
Industrial Services	2.74%
Materials	3.19%
Insurance	3.31%
Software & Tech Services	3.38%
Banking	4.84%
Telecommunications	5.18%
Financial Services	8.40%
Health Care	14.85%
Oil & Gas	14.86%
Consumer Staple Products	16.76%
Utilities	18.31%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
United Kingdom	2.69%
Denmark	3.15%
Ireland	6.57%
Canada	7.65%
United States	79.94%

POLEN DIVIDEND INCOME ETF

ANNUAL SHAREHOLDER REPORT

December 31, 2025

NYSE Arca, Inc.: DIVZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/divz/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the year ended December 31, 2025. The Fund acquired all of the assets and liabilities of Polen Dividend Income ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of Truemark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.  Effective February 8, 2026, the name of the Fund was changed from The Opal Dividend Income ETF to Polen Dividend Income ETF.

This annual shareholder report contains important information about the TrueShares Active Yield ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/ernz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

NASDAQ Stock Market, LLC: ERNZ

TRUESHARES ACTIVE YIELD ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Active Yield ETF	$73	0.75%

HOW DID THE FUND PERFORM THE PAST YEAR?

TrueShares Active Yield ETF delivered a return of -6.32%, underperforming compared to its benchmark, S&P 500 Total Return, which returned 17.88%.

The Fund’s underperformance relative to the S&P 500 reflects differences in mandate and market exposure. While the S&P 500’s returns were driven primarily by large-cap growth and technology stocks, the Fund is positioned toward yield-oriented equities. As a result, the Fund’s total return profile, more focused on income and risk-adjusted yield, lagged the index’s growth-driven performance during the period.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's primary benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares Active Yield ETF - NAV
S&P 500® Total Return Index
$14k
$12k
$10k
$8k
$6k
Apr'24
Dec'24
Dec'25

	TrueShares Active Yield ETF - NAV	S&P 500® Total Return Index
Apr'24	10000	10000
Dec'24	10398	11790
Dec'25	9724	13898

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$57,754,220
# of Portfolio Holdings	144
Portfolio Turnover Rate	845%
Total Advisory Fees Paid	$1,061,397

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (April 30, 2024)
TrueShares Active Yield ETF - NAV	-6.32%	-1.68%
S&P 500 Total Return Index	17.88%	21.77%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/ernz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Banking	0.16%
Consumer Discretionary Products	0.28%
Industrial Products	0.44%
Consumer Discretionary Services	0.78%
Retail & Wholesale - Staples	0.86%
Media	0.99%
Telecommunications	1.50%
Insurance	2.56%
Utilities	2.63%
Money Market Funds	2.73%
Real Estate	2.75%
Health Care	4.13%
Materials	4.56%
Consumer Staple Products	5.81%
Business Development Company	6.72%
Retail & Wholesale - Discretionary	6.86%
Oil & Gas	7.13%
Industrial Services	9.85%
Closed-End Fund	11.57%
Financial Services	12.92%
Exchange-Traded Funds	14.77%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Ireland	0.13%
France	0.21%
United Kingdom	0.26%
Brazil	0.39%
Netherlands	0.46%
Cayman Islands	1.58%
Canada	1.80%
Jersey	2.16%
Bermuda	2.70%
Marshall Islands	4.96%
United States	85.35%

TRUESHARES ACTIVE YIELD ETF

ANNUAL SHAREHOLDER REPORT

December 31, 2025

NASDAQ Stock Market, LLC: ERNZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/ernz/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the year ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Active Yield ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of Truemark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

This annual shareholder report contains important information about the TrueShares Eagle Global Renewable Energy Income ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/rnwz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

NYSE Arca, Inc.: RNWZ

TRUESHARES EAGLE GLOBAL RENEWABLE ENERGY INCOME ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Eagle Global Renewable Energy Income ETF	$89	0.75%

HOW DID THE FUND PERFORM THE PAST YEAR?

TrueShares Eagle Global Renewable Energy Income ETF delivered a positive return of 36.19%, outperforming compared to its benchmark, S&P Global Infrastructure Total Return Index, which returned 22.58%.

The Fund’s outperformance was driven by several key factors, including: better-than-expected adjustments to domestic U.S. public policy that greatly enhanced visibility for developers of renewable energy, accelerating demand for electricity characterized by the “Electrification of Everything” megatrend, with the most recent influx coming from plans to construct bigger, more energy-hungry data centers that will serve artificial intelligence, and higher levels of discipline by developers when it comes to project returns, aided incrementally by a stable-to-declining interest rate environment.

Relative to the benchmark, the Fund’s focus on renewable energy infrastructure is the major cause of dispersion relative to the more broadly based S&P Global Infrastructure Total Return Index. In addition, the Fund’s exposure to Europe and the United States is a major differentiator.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's primary benchmark and supplemental benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares Eagle Global Renewable Energy Income ETF - NAV
MSCI World Net Total Return Index
S&P Global Infrastructure Total Return Index
$18k
$16k
$14k
$12k
$10k
$8k
$6k
Dec'22
Dec'22
Dec'23
Dec'24
Dec'25

	TrueShares Eagle Global Renewable Energy Income ETF - NAV	MSCI World Net Total Return Index	S&P Global Infrastructure Total Return Index
Dec'22	10000	10000	10000
Dec'22	9982	9754	9842
Dec'23	9472	12074	10510
Dec'24	8775	14328	12097
Dec'25	11959	17350	14829

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$2,752,033
# of Portfolio Holdings	24
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$19,243

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (December 8, 2022)
TrueShares Eagle Global Renewable Energy Income ETF - NAV	36.19%	5.95%
MSCI World Net Total Return Index	21.09%	19.71%
S&P Global Infrastructure Total Return Index	22.58%	13.73%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/rnwz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.58%
Industrial Services	3.00%
Financial Services	6.09%
Utilities	90.33%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Portugal	1.87%
Bermuda	2.48%
Finland	3.68%
Austria	3.99%
Denmark	4.24%
Canada	5.58%
Germany	8.12%
Italy	8.15%
United Kingdom	8.09%
Spain	10.82%
United States	42.98%

TRUESHARES EAGLE GLOBAL RENEWABLE ENERGY INCOME ETF

ANNUAL SHAREHOLDER REPORT

December 31, 2025

NYSE Arca, Inc.: RNWZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/rnwz/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the year ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Eagle Global Renewable Energy Income ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

This annual shareholder report contains important information about the TrueShares Structured Outcome (April) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/aprz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: APRZ

TRUESHARES STRUCTURED OUTCOME (APRIL) ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (April) ETF	$84	0.79%

HOW DID THE FUND PERFORM THE PAST YEAR?

TrueShares Structured Outcome (April) ETF delivered a positive return of 12.76%, underperforming compared to its benchmark, S&P 500 Total Return Index, which returned 17.88%.

The Fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index while targeting a 10% downside buffer.

The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares Structured Outcome (April) ETF - NAV
S&P 500® Total Return Index
$20k
$18k
$16k
$14k
$12k
$10k
$8k
$6k
Mar'21
Dec'21
Dec'22
Dec'23
Dec'24
Dec'25

	TrueShares Structured Outcome (April) ETF - NAV	S&P 500® Total Return Index
Mar'21	10000	10000
Dec'21	11349	12122
Dec'22	10051	9927
Dec'23	12286	12536
Dec'24	14559	15673
Dec'25	16433	18475

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$16,457,498
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$144,756

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (March 31, 2021)
TrueShares Structured Outcome (April) ETF - NAV	12.76%	11.02%
S&P 500 Total Return Index	17.88%	13.78%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/aprz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
82.96%
Purchased Options
16.96%
Money Market Funds
0.08%

Value	Value
Money Market Funds	0.08%
Purchased Options	16.96%
U.S. Treasury Obligations	82.96%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (April) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

TRUESHARES STRUCTURED OUTCOME (APRIL) ETF

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: APRZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/aprz/.

This annual shareholder report contains important information about the TrueShares Structured Outcome (August) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/augz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: AUGZ

TRUESHARES STRUCTURED OUTCOME (AUGUST) ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (August) ETF	$84	0.79%

HOW DID THE FUND PERFORM THE PAST YEAR?

TrueShares Structured Outcome (August) ETF delivered a positive return of 13.02%, underperforming compared to its benchmark, S&P 500 Total Return Index, which returned 17.88%.

The Fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index while targeting a 10% downside buffer.

The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares Structured Outcome (August) ETF - NAV
S&P 500® Total Return Index
$24k
$22k
$20k
$18k
$16k
$14k
$12k
$10k
$8k
Jul'20
Dec'20
Dec'21
Dec'22
Dec'23
Dec'24
Dec'25

	TrueShares Structured Outcome (August) ETF - NAV	S&P 500® Total Return Index
Jul'20	10000	10000
Dec'20	11131	11564
Dec'21	13440	14884
Dec'22	12040	12188
Dec'23	14126	15392
Dec'24	16679	19243
Dec'25	18914	22684

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$24,298,877
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$209,679

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YRS	Since Inception (July 31, 2020)
TrueShares Structured Outcome (August) ETF - NAV	13.02%	11.13%	12.48%
S&P 500 Total Return Index	17.88%	14.42%	16.32%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/augz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
89.89%
Purchased Options
10.03%
Money Market Funds
0.08%

Value	Value
Money Market Funds	0.08%
Purchased Options	10.03%
U.S. Treasury Obligations	89.89%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (August) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 9, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 9, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

TRUESHARES STRUCTURED OUTCOME (AUGUST) ETF

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: AUGZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/augz/.

This annual shareholder report contains important information about the TrueShares Structured Outcome (December) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/decz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: DECZ

TRUESHARES STRUCTURED OUTCOME (DECEMBER) ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (December) ETF	$84	0.79%

HOW DID THE FUND PERFORM THE PAST YEAR?

TrueShares Structured Outcome (December) ETF delivered a positive return of 12.32%, underperforming compared to its benchmark, S&P 500 Total Return Index, which returned 17.88%.

The Fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index while targeting a 10% downside buffer.

The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares Structured Outcome (December) ETF - NAV
S&P 500® Total Return Index
$22k
$20k
$18k
$16k
$14k
$12k
$10k
$8k
Nov'20
Dec'20
Dec'21
Dec'22
Dec'23
Dec'24
Dec'25

	TrueShares Structured Outcome (December) ETF - NAV	S&P 500® Total Return Index
Nov'20	10000	10000
Dec'20	10172	10384
Dec'21	12222	13365
Dec'22	11129	10945
Dec'23	13168	13822
Dec'24	15661	17280
Dec'25	17583	20370

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$57,980,077
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$447,481

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YRS	Since Inception (November 30, 2020)
TrueShares Structured Outcome (December) ETF - NAV	12.32%	11.56%	11.74%
S&P 500 Total Return Index	17.88%	14.42%	15.02%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/decz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
93.30%
Purchased Options
6.60%
Money Market Funds
0.10%

Value	Value
Money Market Funds	0.10%
Purchased Options	6.60%
U.S. Treasury Obligations	93.30%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (December) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

TRUESHARES STRUCTURED OUTCOME (DECEMBER) ETF

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: DECZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/decz/.

This annual shareholder report contains important information about the TrueShares Structured Outcome (February) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/febz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: FEBZ

TRUESHARES STRUCTURED OUTCOME (FEBRUARY) ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (February) ETF	$84	0.79%

HOW DID THE FUND PERFORM THE PAST YEAR?

TrueShares Structured Outcome (February) ETF delivered a positive return of 12.74%, underperforming compared to its benchmark, S&P 500 Total Return Index, which returned 17.88%.

The Fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index while targeting a 10% downside buffer.

The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares Structured Outcome (February) ETF - NAV
S&P 500® Total Return Index
$20k
$18k
$16k
$14k
$12k
$10k
$8k
Jan'21
Dec'21
Dec'22
Dec'23
Dec'24
Dec'25

	TrueShares Structured Outcome (February) ETF - NAV	S&P 500® Total Return Index
Jan'21	10000	10000
Dec'21	12056	13002
Dec'22	10811	10647
Dec'23	13044	13446
Dec'24	15256	16810
Dec'25	17219	19816

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$14,309,583
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$78,291

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (January 29, 2021)
TrueShares Structured Outcome (February) ETF - NAV	12.74%	11.69%
S&P 500 Total Return Index	17.88%	14.91%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/febz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
80.53%
Purchased Options
11.18%
Money Market Funds
8.29%

Value	Value
Money Market Funds	8.29%
Purchased Options	11.18%
U.S. Treasury Obligations	80.53%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (February) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

TRUESHARES STRUCTURED OUTCOME (FEBRUARY) ETF

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: FEBZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/febz/.

This annual shareholder report contains important information about the TrueShares Structured Outcome (January) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/janz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: JANZ

TRUESHARES STRUCTURED OUTCOME (JANUARY) ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (January) ETF	$84	0.79%

HOW DID THE FUND PERFORM THE PAST YEAR?

TrueShares Structured Outcome (January) ETF delivered a positive return of 12.40%, underperforming compared to its benchmark, S&P 500 Total Return Index, which returned 17.88%.

The Fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index while targeting a 10% downside buffer.

The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares Structured Outcome (January) ETF - NAV
S&P 500® Total Return Index
$20k
$18k
$16k
$14k
$12k
$10k
$8k
Dec'20
Dec'21
Dec'22
Dec'23
Dec'24
Dec'25

	TrueShares Structured Outcome (January) ETF - NAV	S&P 500® Total Return Index
Dec'20	10000	10000
Dec'21	12166	12871
Dec'22	10776	10540
Dec'23	12834	13310
Dec'24	15162	16640
Dec'25	17038	19616

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$76,189,307
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$283,243

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YRS	Since Inception (December 31, 2020)
TrueShares Structured Outcome (January) ETF - NAV	12.40%	11.24%	11.24%
S&P 500 Total Return Index	17.88%	14.42%	14.42%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/janz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

Money Market Funds
73.62%
U.S. Treasury Obligations
17.11%
Purchased Options
9.27%

Value	Value
Purchased Options	9.27%
U.S. Treasury Obligations	17.11%
Money Market Funds	73.62%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (January) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.  On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

TRUESHARES STRUCTURED OUTCOME (JANUARY) ETF

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: JANZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/janz/.

This annual shareholder report contains important information about the TrueShares Structured Outcome (July) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/julz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: JULZ

TRUESHARES STRUCTURED OUTCOME (JULY) ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (July) ETF	$84	0.79%

HOW DID THE FUND PERFORM THE PAST YEAR?

TrueShares Structured Outcome (July) ETF delivered a positive return of 12.95%, underperforming compared to its benchmark, S&P 500 Total Return Index, which returned 17.88%.

The Fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index while targeting a 10% downside buffer.

The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares Structured Outcome (July) ETF - NAV
S&P 500® Total Return Index
$24k
$22k
$20k
$18k
$16k
$14k
$12k
$10k
$8k
Jun'20
Dec'20
Dec'21
Dec'22
Dec'23
Dec'24
Dec'25

	TrueShares Structured Outcome (July) ETF - NAV	S&P 500® Total Return Index
Jun'20	10000	10000
Dec'20	11655	12216
Dec'21	14063	15723
Dec'22	12749	12875
Dec'23	14999	16260
Dec'24	17823	20328
Dec'25	20158	23963

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$19,367,389
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$277,885

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YRS	Since Inception (June 30, 2020)
TrueShares Structured Outcome (July) ETF - NAV	12.95%	11.53%	13.58%
S&P 500 Total Return Index	17.88%	14.42%	17.21%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/julz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
85.76%
Purchased Options
13.57%
Money Market Funds
0.67%

Value	Value
Money Market Funds	0.67%
Purchased Options	13.57%
U.S. Treasury Obligations	85.76%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (July) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 9, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 9, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

TRUESHARES STRUCTURED OUTCOME (JULY) ETF

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: JULZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/julz/.

This annual shareholder report contains important information about the TrueShares Structured Outcome (June) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/junz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: JUNZ

TRUESHARES STRUCTURED OUTCOME (JUNE) ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (June) ETF	$84	0.79%

HOW DID THE FUND PERFORM THE PAST YEAR?

TrueShares Structured Outcome (June) ETF delivered a positive return of 12.55%, underperforming compared to its benchmark, S&P 500 Total Return Index, which returned 17.88%.

The Fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index while targeting a 10% downside buffer.

The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares Structured Outcome (June) ETF - NAV
S&P 500® Total Return Index
$18k
$16k
$14k
$12k
$10k
$8k
$6k
May'21
Dec'21
Dec'22
Dec'23
Dec'24
Dec'25

	TrueShares Structured Outcome (June) ETF - NAV	S&P 500® Total Return Index
May'21	10000	10000
Dec'21	10996	11428
Dec'22	9570	9358
Dec'23	11224	11818
Dec'24	13177	14775
Dec'25	14853	17417

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$12,586,819
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$74,861

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (May 28, 2021)
TrueShares Structured Outcome (June) ETF - NAV	12.55%	9.00%
S&P 500 Total Return Index	17.88%	12.84%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/junz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
85.79%
Purchased Options
14.13%
Money Market Funds
0.08%

Value	Value
Money Market Funds	0.08%
Purchased Options	14.13%
U.S. Treasury Obligations	85.79%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (June) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

TRUESHARES STRUCTURED OUTCOME (JUNE) ETF

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: JUNZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/junz/.

This annual shareholder report contains important information about the TrueShares Structured Outcome (March) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/marz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: MARZ

TRUESHARES STRUCTURED OUTCOME (MARCH) ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (March) ETF	$84	0.79%

HOW DID THE FUND PERFORM THE PAST YEAR?

TrueShares Structured Outcome (March) ETF delivered a positive return of 12.76%, underperforming compared to its benchmark, S&P 500 Total Return Index, which returned 17.88%.

The Fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index while targeting a 10% downside buffer.

The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares Structured Outcome (March) ETF - NAV
S&P 500® Total Return Index
$20k
$18k
$16k
$14k
$12k
$10k
$8k
Feb'21
Dec'21
Dec'22
Dec'23
Dec'24
Dec'25

	TrueShares Structured Outcome (March) ETF - NAV	S&P 500® Total Return Index
Feb'21	10000	10000
Dec'21	11714	12653
Dec'22	10227	10361
Dec'23	12311	13085
Dec'24	14525	16359
Dec'25	16386	19284

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$16,802,058
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$138,575

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (February 26, 2021)
TrueShares Structured Outcome (March) ETF - NAV	12.76%	10.74%
S&P 500 Total Return Index	17.88%	14.52%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/marz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
87.53%
Purchased Options
12.39%
Money Market Funds
0.08%

Value	Value
Money Market Funds	0.08%
Purchased Options	12.39%
U.S. Treasury Obligations	87.53%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (March) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

TRUESHARES STRUCTURED OUTCOME (MARCH) ETF

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: MARZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/marz/.

This annual shareholder report contains important information about the TrueShares Structured Outcome (May) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/mayz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: MAYZ

TRUESHARES STRUCTURED OUTCOME (MAY) ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (May) ETF	$84	0.79%

HOW DID THE FUND PERFORM THE PAST YEAR?

TrueShares Structured Outcome (May) ETF delivered a positive return of 13.50%, underperforming compared to its benchmark, S&P 500 Total Return Index, which returned 17.88%.

The Fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index while targeting a 10% downside buffer.

The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares Structured Outcome (May) ETF - NAV
S&P 500® Total Return Index
$18k
$16k
$14k
$12k
$10k
$8k
$6k
Apr'21
Dec'21
Dec'22
Dec'23
Dec'24
Dec'25

	TrueShares Structured Outcome (May) ETF - NAV	S&P 500® Total Return Index
Apr'21	10000	10000
Dec'21	11017	11508
Dec'22	9476	9424
Dec'23	10983	11901
Dec'24	12928	14879
Dec'25	14688	17539

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$15,403,351
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$91,186

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (April 30, 2021)
TrueShares Structured Outcome (May) ETF - NAV	13.50%	8.59%
S&P 500 Total Return Index	17.88%	12.78%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/mayz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
82.10%
Purchased Options
17.82%
Money Market Funds
0.08%

Value	Value
Money Market Funds	0.08%
Purchased Options	17.82%
U.S. Treasury Obligations	82.10%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (May) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

TRUESHARES STRUCTURED OUTCOME (MAY) ETF

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: MAYZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/mayz/.

This annual shareholder report contains important information about the TrueShares Structured Outcome (November) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/novz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: NOVZ

TRUESHARES STRUCTURED OUTCOME (NOVEMBER) ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (November) ETF	$84	0.79%

HOW DID THE FUND PERFORM THE PAST YEAR?

TrueShares Structured Outcome (November) ETF delivered a positive return of 12.93%, underperforming compared to its benchmark, S&P 500 Total Return Index, which returned 17.88%.

The Fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index while targeting a 10% downside buffer.

The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares Structured Outcome (November) ETF - NAV
S&P 500® Total Return Index
$24k
$22k
$20k
$18k
$16k
$14k
$12k
$10k
$8k
Oct'20
Dec'20
Dec'21
Dec'22
Dec'23
Dec'24
Dec'25

	TrueShares Structured Outcome (November) ETF - NAV	S&P 500® Total Return Index
Oct'20	10000	10000
Dec'20	11035	11521
Dec'21	13403	14828
Dec'22	12119	12143
Dec'23	14308	15335
Dec'24	17047	19172
Dec'25	19254	22600

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$18,002,042
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$181,364

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YRS	Since Inception (October 30, 2020)
TrueShares Structured Outcome (November) ETF - NAV	12.93%	11.78%	13.54%
S&P 500 Total Return Index	17.88%	14.42%	17.08%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/novz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
92.48%
Purchased Options
7.13%
Money Market Funds
0.39%

Value	Value
Money Market Funds	0.39%
Purchased Options	7.13%
U.S. Treasury Obligations	92.48%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (November) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

TRUESHARES STRUCTURED OUTCOME (NOVEMBER) ETF

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: NOVZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/novz/.

This annual shareholder report contains important information about the TrueShares Structured Outcome (October) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/octz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: OCTZ

TRUESHARES STRUCTURED OUTCOME (OCTOBER) ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (October) ETF	$84	0.79%

HOW DID THE FUND PERFORM THE PAST YEAR?

TrueShares Structured Outcome (October) ETF delivered a positive return of 12.68%, underperforming compared to its benchmark, S&P 500 Total Return Index, which returned 17.88%.

The Fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index while targeting a 10% downside buffer.

The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares Structured Outcome (October) ETF - NAV
S&P 500® Total Return Index
$22k
$20k
$18k
$16k
$14k
$12k
$10k
$8k
Sep'20
Dec'20
Dec'21
Dec'22
Dec'23
Dec'24
Dec'25

	TrueShares Structured Outcome (October) ETF - NAV	S&P 500® Total Return Index
Sep'20	10000	10000
Dec'20	10857	11215
Dec'21	13082	14434
Dec'22	11744	11820
Dec'23	13879	14927
Dec'24	16504	18662
Dec'25	18623	21999

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$35,750,029
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$196,629

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YRS	Since Inception (September 30, 2020)
TrueShares Structured Outcome (October) ETF - NAV	12.68%	11.34%	12.57%
S&P 500 Total Return Index	17.88%	14.42%	16.20%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/octz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
92.79%
Purchased Options
7.13%
Money Market Funds
0.08%

Value	Value
Money Market Funds	0.08%
Purchased Options	7.13%
U.S. Treasury Obligations	92.79%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (October) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

TRUESHARES STRUCTURED OUTCOME (OCTOBER) ETF

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: OCTZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/octz/.

This annual shareholder report contains important information about the TrueShares Structured Outcome (September) ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/sepz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: SEPZ

TRUESHARES STRUCTURED OUTCOME (SEPTEMBER) ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (September) ETF	$84	0.79%

HOW DID THE FUND PERFORM THE PAST YEAR?

TrueShares Structured Outcome (September) ETF delivered a positive return of 12.76%, underperforming compared to its benchmark, S&P 500 Total Return Index, which returned 17.88%.

The Fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index while targeting a 10% downside buffer.

The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares Structured Outcome (September) ETF - NAV
S&P 500® Total Return Index
$22k
$20k
$18k
$16k
$14k
$12k
$10k
$8k
Aug'20
Dec'20
Dec'21
Dec'22
Dec'23
Dec'24
Dec'25

	TrueShares Structured Outcome (September) ETF - NAV	S&P 500® Total Return Index
Aug'20	10000	10000
Dec'20	10608	10789
Dec'21	12924	13886
Dec'22	11823	11371
Dec'23	13945	14360
Dec'24	16495	17953
Dec'25	18645	21163

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$109,557,704
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$636,533

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YRS	Since Inception (August 31, 2020)
TrueShares Structured Outcome (September) ETF - NAV	12.76%	11.85%	12.38%
S&P 500 Total Return Index	17.88%	14.42%	15.09%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/sepz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

U.S. Treasury Obligations
91.03%
Purchased Options
8.90%
Money Market Funds
0.07%

Value	Value
Money Market Funds	0.07%
Purchased Options	8.90%
U.S. Treasury Obligations	91.03%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Funds during the period ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (September) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

TRUESHARES STRUCTURED OUTCOME (SEPTEMBER) ETF

ANNUAL SHAREHOLDER REPORT

December 31, 2025

Cboe BZX Exchange, Inc.: SEPZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/sepz/.

This annual shareholder report contains important information about the TrueShares Technology, AI & Deep Learning ETF (the "Fund" or "LRNZ") for the period of January 1, 2025 to December 31, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/lrnz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

NYSE Arca, Inc.: LRNZ

TRUESHARES TECHNOLOGY, AI & DEEP LEARNING ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Technology, AI & Deep Learning ETF	$76	0.68%

HOW DID THE FUND PERFORM THE PAST YEAR?

TrueShares Technology, AI, & Deep Learning ETF delivered a positive return of 22.23%, outperforming its benchmark, NASDAQ Composite Total Return Index, which returned 21.14%.

In general, most holdings in the portfolio performed well for the year. LRNZ was very well differentiated from other AI related ETFs whose holdings were mostly found in the technology sector. LRNZ was very well diversified in terms of sector exposures with about 20% of its holdings in the life sciences.

This portfolio construction served the portfolio well during the downturn in technology stocks in Q4. Despite meaningful corrections in large technology stocks in Q4, the portfolio performed well as a result of significant outperformance of our Life Science holdings. These companies uniquely and successfully applying AI and Deep Learning algorithms to their product designs, have continued to significantly outpace their competition in the drug discovery and diagnostics markets addressing the oncologic, immunologic and metabolic diseases.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's primary benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

TrueShares Technology, AI & Deep Learning ETF - NAV
NASDAQ Composite Total Return Index
$30k
$28k
$26k
$24k
$22k
$20k
$18k
$16k
$14k
$12k
$10k
$8k
$6k
Feb'20
Dec'20
Dec'21
Dec'22
Dec'23
Dec'24
Dec'25

	TrueShares Technology, AI & Deep Learning ETF - NAV	NASDAQ Composite Total Return Index
Feb'20	10000	10000
Dec'20	19052	15153
Dec'21	18869	18514
Dec'22	9158	12490
Dec'23	15305	18066
Dec'24	15612	23409
Dec'25	19081	28358

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$33,356,703
# of Portfolio Holdings	21
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$225,734

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YRS	Since Inception (February 28, 2020)
TrueShares Technology, AI & Deep Learning ETF - NAV	22.23%	0.04%	11.70%
NASDAQ Composite Total Return Index	21.14%	13.35%	19.54%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/lrnz/ for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	3.38%
Retail & Wholesale - Discretionary	4.82%
Health Care	15.95%
Tech Hardware & Semiconductors	17.07%
Software & Tech Services	58.78%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Netherlands	2.36%
United Kingdom	2.45%
Cayman Islands	7.06%
United States	88.13%

TRUESHARES TECHNOLOGY, AI & DEEP LEARNING ETF

ANNUAL SHAREHOLDER REPORT

December 31, 2025

NYSE Arca, Inc.: LRNZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/etf/lrnz/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the year ended December 31, 2025. The Fund acquired all of the assets and liabilities of TrueShares Technology, AI & Deep Learning ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of TrueMark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust and the Funds approved the continuance of the Advisor prior to the close of the change in control.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a Registrant files with, or submits to, the Commission and in other public communications made by the Registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)	During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) of this report.

(d)	During the period covered by this report, the Registrant had not granted any express or implicit waivers from the provisions of the code of ethics adopted in Item 2(a) of this report.

(e)	Not applicable.

(f)	The Registrant’s code of ethics referred to in Item 2(a) above is attached as Exhibit 19(a)(l), hereto.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Kimberly Storms is qualified to serve as an audit committee financial expert serving on its audit committee and that she is “independent,” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Polen Dividend Income Fund	Fiscal period June 13, 2025 - December 31, 2025
(a) Audit Fees (1)	$16,500
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,425

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

RiverNorth Enhanced Pre-Merger SPAC ETF	Fiscal period June 13, 2025 - December 31, 2025
(a) Audit Fees (1)	$16,500
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,425

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

RiverNorth Patriot ETF	Fiscal period June 13, 2025 - December 31, 2025
(a) Audit Fees (1)	$16,500
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,425

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares Active Yield ETF	Fiscal period June 13, 2025 - December 31, 2025
(a) Audit Fees (1)	$16,500
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,425

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares Eagle Global Renewable Energy Income ETF	Fiscal period June 13, 2025 - December 31, 2025
(a) Audit Fees (1)	$16,500
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,425

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares Technology, AI and Deep Learning ETF	Fiscal period June 13, 2025 - December 31, 2025
(a) Audit Fees (1)	$16,500
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,425

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares Structured Outcome (January) ETF	Fiscal period August 8, 2025 - December 31, 2025
(a) Audit Fees (1)	$10,500
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,425

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares Structured Outcome (February) ETF	Fiscal period August 8, 2025 - December 31, 2025
(a) Audit Fees (1)	$10,500
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,425

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares Structured Outcome (March) ETF	Fiscal period August 8, 2025 - December 31, 2025
(a) Audit Fees (1)	$10,500
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,425

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares Structured Outcome (April) ETF	Fiscal period August 8, 2025 - December 31, 2025
(a) Audit Fees (1)	$10,500
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,425

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares Structured Outcome (May) ETF	Fiscal period August 8, 2025 - December 31, 2025
(a) Audit Fees (1)	$10,500
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,425

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares Structured Outcome (June) ETF	Fiscal period August 8, 2025 - December 31, 2025
(a) Audit Fees (1)	$10,500
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,425

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares Structured Outcome (July) ETF	Fiscal period September 9, 2025 - December 31, 2025
(a) Audit Fees (1)	$10,500
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,425

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares Structured Outcome (August) ETF	Fiscal period September 9, 2025 - December 31, 2025
(a) Audit Fees (1)	$10,500
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,425

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares Structured Outcome (September) ETF	Fiscal period August 8, 2025 - December 31, 2025
(a) Audit Fees (1)	$10,500
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,425

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares Structured Outcome (October) ETF	Fiscal period August 8, 2025 - December 31, 2025
(a) Audit Fees (1)	$10,500
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,425

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares Structured Outcome (November) ETF	Fiscal period August 8, 2025 - December 31, 2025
(a) Audit Fees (1)	$10,500
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,425

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

TrueShares Structured Outcome (December) ETF	Fiscal period August 8, 2025 - December 31, 2025
(a) Audit Fees (1)	$10,500
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,425
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,425

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal auditors must be pre-approved by the Registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(h)	Not Applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has an audit committee which was established by its Board of Trustees in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 as amended. The members of the Registrant’s audit committee are Kimberly Storms and Steven Norgaard.

Item 6.	Investments.

(a)	The Registrant’s full schedule of investments is included as part of the reports to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

TrueShares Sub-Advised ETFs

Polen Dividend Income ETF* (NYSE Arca, Inc.: DIVZ)

RiverNorth Enhanced Pre-Merger SPAC ETF (Cboe BZX Exchange, Inc.: SPCZ)

RiverNorth Patriot ETF (Cboe BZX Exchange, Inc.: FLDZ)

TrueShares Active Yield ETF (NASDAQ Stock Market, LLC: ERNZ)

TrueShares Eagle Global Renewable Energy Income ETF (NYSE Arca, Inc.: RNWZ)

TrueShares Technology, AI & Deep Learning ETF (NYSE Arca, Inc.: LRNZ)

Annual Financial Statements

December 31, 2025

*Effective February 8, 2026, the name of the Fund was changed from The Opal Dividend Income ETF to Polen Dividend Income ETF.

Polen Dividend Income ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Shares	Value
COMMON STOCKS - 93.13%
Banking - 4.83%
Citigroup, Inc.	88,074	$10,277,355

Consumer Discretionary Products - 1.13%
Lennar Corp., Class A	23,348	2,400,174

Consumer Staple Products - 16.74%
Altria Group, Inc.	71,256	4,108,621
British American Tobacco PLC - Sponsored ADR	100,830	5,708,995
Hershey Co.	30,463	5,543,657
PepsiCo, Inc.	42,283	6,068,456
Philip Morris International, Inc.	70,065	11,238,426
The Procter & Gamble Co.	20,266	2,904,320
		35,572,475

Financial Services - 8.39%
CME Group, Inc.	31,149	8,506,169
Goldman Sachs Group, Inc.	10,602	9,319,158
		17,825,327

Health Care - 14.84%
AbbVie, Inc.	30,283	6,919,363
Cigna Group	21,383	5,885,243
Johnson & Johnson	41,573	8,603,532
Novo Nordisk A/S - Sponsored ADR	131,454	6,688,380
UnitedHealth Group, Inc.	10,411	3,436,775
		31,533,293

Industrial Services - 2.73%
United Parcel Service, Inc., Class B	58,551	5,807,674

Insurance - 3.31%
American International Group, Inc.	82,196	7,031,868

Materials - 3.19%
CRH PLC	54,273	6,773,270

Oil & Gas - 9.38%
Chevron Corp.	34,522	5,261,498
Enbridge, Inc.	206,664	9,884,739
Kinder Morgan, Inc.	173,916	4,780,951
		19,927,188
	Shares	Value
COMMON STOCKS - 93.13% (continued)
Retail & Wholesale - Discretionary - 1.75%
Genuine Parts Co.	30,307	$3,726,549

Software & Tech Services - 3.38%
Accenture PLC, Class A	26,779	7,184,806

Telecommunications - 5.17%
Verizon Communications, Inc.	269,910	10,993,434

Utilities - 18.29%
American Electric Power Co., Inc.	57,412	6,620,178
Brookfield Infrastructure Corp., Class A	139,756	6,344,922
Dominion Energy, Inc.	132,538	7,765,401
NextEra Energy, Inc.	132,761	10,658,053
NRG Energy, Inc.	46,937	7,474,248
		38,862,802

TOTAL COMMON STOCKS (Cost $178,927,936)		197,916,215

	Shares	Value
LIMITED PARTNERSHIPS - 5.47%
Oil & Gas - 5.47%
MPLX LP	217,771	11,622,439

TOTAL LIMITED PARTNERSHIPS (Cost $10,716,526)		11,622,439

	Shares	Value
MONEY MARKET FUNDS - 1.29%
State Street Institutional US Government Money Market Fund, Administration Class, 3.48% (7-day yield)(a)	2,735,785	2,735,785

TOTAL MONEY MARKET FUNDS (Cost $2,735,785)		2,735,785

TOTAL INVESTMENTS - 99.89% (Cost $192,380,247)		$212,274,439

Other Assets in Excess of Liabilities - 0.11%		239,182

NET ASSETS - 100.00%		$212,513,621

(a)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

 3

Polen Dividend Income ETF

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued)

Investment Abbreviations:

ADR - American Depositary Receipt

A/S - Aktieselskab (Danish: Joint Stock Company)

LP – Limited Partnership

PLC - Public Limited Company

See Notes to Financial Statements.

 4

RiverNorth Enhanced Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 95.94%(a)
A Paradise Acquisition Corp., Class A	9,512	$95,596
AA Mission Acquisition Corp., Class A	4,513	48,154
Activate Energy Acquisition Corp.	15,000	150,000
Aldel Financial II, Inc.	9,023	94,832
Alussa Energy Acquisition Corp. II	9,512	96,071
Armada Acquisition Corp. II, Class A	2,256	23,101
Bitcoin Infrastructure Acquisition Corp. Ltd.	15,000	149,400
Bleichroeder Acquisition Corp. I	4,513	48,379
BTC Development Corp.	4,756	48,273
Centurion Acquisition Corp.	8,923	95,298
Charlton Aria Acquisition Corp., Class A	4,513	47,296
CN Healthy Food Tech Group Corp.	2,311	12,734
CO2 Energy Transition Corp.	7,734	79,583
Columbus Acquisition Corp.	2,256	23,350
Copley Acquisition Corp., Class A	2,256	23,169
CSLM Digital Asset Acquisition	9,512	96,261
D Boral ARC Acquisition I Corp.	9,512	95,405
Daedalus Special Acquisition Corp.	5,000	50,250
EQV Ventures Acquisition Corp., Class A	9,023	94,651
EQV Ventures Acquisition Corp. II, Class A	14,437	144,803
Evolution Global Acquisition Corp.	3,044	30,836
Fact II Acquisition Corp.	9,023	94,020
Fifth Era Acquisition Corp. I, Class A	2,372	24,313
Gesher Acquisition Corp. II, Class A	2,256	23,101
GigCapital8 Corp.	9,512	96,832
Globa Terra Acquisition Corp., Class A	4,109	41,501
GP-Act III Acquisition Corp., Class A	16,017	171,382
Graf Global Corp.	18,048	194,106
GSR IV Acquisition Corp.	5,227	53,838
Hall Chadwick Acquisition Corp.	14,268	143,037
HCM III Acquisition Corp.	6,667	68,270
Hennessy Capital Investment Corp. VII	9,024	93,398
Invest Green Acquisition Corp.	14,268	143,108
Jackson Acquisition Co. II, Class A	4,513	47,026
K&F Growth Acquisition Corp. II, Class A	4,513	46,664
Launch One Acquisition Corp.	4,513	47,793
Launch Two Acquisition Corp.	9,024	94,752
Legato Merger Corp. III	18,096	196,885
Lionheart Holdings	7,523	80,346
M3-Brigade Acquisition V Corp., Class A	9,024	95,925
M3-Brigade Acquisition VI Corp.	9,512	96,071
Maywood Acquisition Corp., Class A	1,881	19,299
Melar Acquisition Corp. I	7,936	84,360
Newbury Street II Acquisition Corp., Class A	4,513	47,206
NewHold Investment Corp. III, Class A	2,239	23,196
Plum Acquisition Corp. IV	7,895	82,345
Quantumsphere Acquisition Corp.	9,512	96,832
Quartzsea Acquisition Corp.	2,256	23,124
Range Capital Acquisition Corp. II	9,512	97,022
Rising Dragon Acquisition Corp.(b)	9,487	99,044
Rithm Acquisition Corp.	1,027	10,671
SC II Acquisition Corp.	14,780	148,909
Siddhi Acquisition Corp., Class A	2,256	23,169
Silver Pegasus Acquisition Corp., Class A	9,513	95,986
SIM Acquisition Corp. I, Class A	4,513	47,793
Solarius Capital Acquisition Corp., Class A	15,220	152,961
Spring Valley Acquisition Corp. III	9,512	98,259
StoneBridge Acquisition II Corp.	9,417	94,923
	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 95.94%(a) (continued)
UY Scuti Acquisition Corp.	2,820	$28,933
Viking Acquisition Corp. I	9,512	95,786

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $4,588,498)		4,769,628

	Shares	Value
RIGHTS - 1.31%(a)
A Paradise Acquisition Corp., Class A Subscription Price $10.00, Expires 7/31/2027	10,000	2,500
A SPAC III Acquisition Corp., Class A Subscription Price $10.00, Expires 11/12/2026	4,744	901
Aimei Health Technology Co. Ltd. Subscription Price $10.00, Expires 11/17/2028	14,391	5,756
Artius II Acquisition, Inc., Class A Subscription Price $10.00, Expires 2/14/2027	2,372	877
Bayview Acquisition Corp. Subscription Price $10.00, Expires 6/15/2026	7,251	1,504
Black Hawk Acquisition Corp. Subscription Price $10.00, Expires 12/22/2026	3,951	5,966
Bleichroeder Acquisition Corp. I Subscription Price $10.00, Expires 11/4/2026	5,000	3,675
Cal Redwood Acquisition Corp. Subscription Price $10.00, Expires 5/15/2030	2,372	712
ChampionsGate Acquisition Corp. Subscription Price $10.00, Expires 5/14/2030	886	164
Charlton Aria Acquisition Corp., Class A Subscription Price $10.00, Expires 12/31/2026	5,000	950
CO2 Energy Transition Corp. Subscription Price $10.00, Expires 11/22/2026	8,131	1,545
Columbus Acquisition Corp. Subscription Price $10.00, Expires 1/22/2027	2,372	830
DT Cloud Star Acquisition Corp. Subscription Price $10.00, Expires 7/9/2029	5,000	825
EGH Acquisition Corp. Subscription Price $10.00, Expires 5/11/2027	2,372	569
ESH Acquisition Corp. Subscription Price $10.00, Expires 6/13/2028	19,934	4,086
Eureka Acquisition Corp. Subscription Price $10.00, Expires 1/3/2026	2,254	993
Fifth Era Acquisition Corp. I, Class A Subscription Price $10.00, Expires 2/21/2030	2,372	783

See Notes to Financial Statements.

 5

RiverNorth Enhanced Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued)

	Shares	Value
RIGHTS - 1.31%(a) (continued)
Flag Ship Acquisition Corp. Subscription Price $10.00, Expires 3/31/2026	8,679	$1,562
Globa Terra Acquisition Corp., Class A Subscription Price $10.00, Expires 6/17/2030	4,320	562
Hennessy Capital Investment Corp. VII Subscription Price $10.00, Expires 1/17/2030	9,487	2,647
IB Acquisition Corp. Subscription Price $10.00, Expires 3/28/2026	4,998	345
Inflection Point Acquisition Corp. III Subscription Price $10.00, Expires 4/28/2027	1,483	534
Jackson Acquisition Co. II, Class A Subscription Price $10.00, Expires 12/11/2026	4,744	1,281
K&F Growth Acquisition Corp. II, Class A Subscription Price $10.00, Expires 11/6/2026	4,744	759
Kochav Defense Acquisition Corp. Subscription Price $10.00, Expires 5/29/2027	2,372	569
Maywood Acquisition Corp., Class A Subscription Price $10.00, Expires 8/14/2026	1,977	1,582
Oak Woods Acquisition Corp. Subscription Price $10.00, Expires 3/23/2028	19,934	4,892
Oyster Enterprises II Acquisition Corp. Subscription Price $10.00, Expires 5/22/2030	2,372	474
Pelican Acquisition Corp. Subscription Price $10.00, Expires 5/2/2030	2,372	546
Quartzsea Acquisition Corp. Subscription Price $10.00, Expires 2/18/2030	2,372	534
Quetta Acquisition Corp. Subscription Price $10.00, Expires 10/10/2026	1,994	2,981
RF Acquisition Corp. II Subscription Price $10.00, Expires 5/1/2026	8,065	968
Rising Dragon Acquisition Corp. Subscription Price $10.00, Expires 11/15/2028	10,000	2,400
Siddhi Acquisition Corp., Class A Subscription Price $10.00, Expires 9/15/2029	2,372	510
Silver Pegasus Acquisition Corp., Class A Subscription Price $10.00, Expires 6/26/2030	10,001	2,700
Sizzle Acquisition Corp. II Subscription Price $10.00, Expires 4/2/2030	2,372	380
Soulpower Acquisition Corp. Subscription Price $10.00, Expires 3/31/2026	2,135	374
	Shares	Value
RIGHTS - 1.31%(a) (continued)
Thayer Ventures Acquisition Corp. II Subscription Price $10.00, Expires 5/15/2030	1,897	$398
Trailblazer Merger Corp. I Subscription Price $10.00, Expires 4/21/2028	19,088	4,631
UY Scuti Acquisition Corp. Subscription Price $10.00, Expires 3/3/2030	2,965	695

TOTAL RIGHTS (Cost $47,286)		64,960

	Shares	Value
WARRANTS - 1.65%(a)
AA Mission Acquisition Corp., Class A Exercise Price $11.50, Expires 8/1/2030	2,500	424
Alchemy Investments Acquisition Corp. 1 Exercise Price $11.50, Expires 6/26/2028	2,758	579
Aldel Financial II, Inc. Exercise Price $11.50, Expires 10/10/2029	4,743	1,945
Archimedes Tech SPAC Partners II Co. Exercise Price $11.50, Expires 10/15/2029	1,067	586
Armada Acquisition Corp. II, Class A Exercise Price $11.50, Expires 5/20/2030	1,186	973
Berto Acquisition Corp. Exercise Price $11.50, Expires 4/28/2030	519	192
Centurion Acquisition Corp. Exercise Price $11.50, Expires 8/1/2029	4,944	1,580
CN Healthy Food Tech Group Corp. Exercise Price $11.50, Expires 2/16/2029	12,150	1,106
CO2 Energy Transition Corp. Exercise Price $11.50, Expires 8/17/2028	8,131	1,374
Copley Acquisition Corp., Class A Exercise Price $11.50, Expires 5/23/2030	1,186	268
D Boral ARC Acquisition I Corp. Exercise Price $11.50, Expires 5/6/2030	5,000	1,816
Digital Asset Acquisition Corp. Exercise Price $11.50, Expires 3/17/2030	593	249
Dune Acquisition Corp. II Exercise Price $11.50, Expires 6/12/2030	1,332	342
Dynamix Corp. Exercise Price $11.50, Expires 12/6/2029	5,000	8,000

See Notes to Financial Statements.

 6

RiverNorth Enhanced Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued)

	Shares	Value
WARRANTS - 1.65%(a) (continued)
EQV Ventures Acquisition Corp., Class A Exercise Price $11.50, Expires 7/1/2031	3,333	$1,600
EQV Ventures Acquisition Corp. II, Class A Exercise Price $11.50, Expires 6/30/2031	5,059	1,771
Fact II Acquisition Corp. Exercise Price $11.50, Expires 12/20/2029	4,743	1,660
Four Leaf Acquisition Corp. Exercise Price $11.50, Expires 5/12/2028	19,934	1,196
Gesher Acquisition Corp. II, Class A Exercise Price $11.50, Expires 3/12/2030	1,186	486
GIBO Holdings Ltd. Exercise Price $11.50, Expires 5/8/2030	9,967	250
Globa Terra Acquisition Corp., Class A Exercise Price $11.50, Expires 4/17/2030	3,240	407
Goal Acquisitions Corp. Exercise Price $11.50, Expires 2/11/2026	2,463	0
Gores Holdings X, Inc. Exercise Price $11.50, Expires 6/20/2031	296	241
GP-Act III Acquisition Corp., Class A Exercise Price $11.50, Expires 12/31/2027	8,874	2,393
Graf Global Corp. Exercise Price $11.50, Expires 8/7/2029	10,000	4,520
Haymaker Acquisition Corp. 4 Exercise Price $11.50, Expires 9/12/2028	2,397	3,715
Horizon Space Acquisition I Corp. Exercise Price $11.50, Expires 1/26/2028	3,101	62
Israel Acquisitions Corp. Exercise Price $11.50, Expires 2/28/2028	4,661	621
Jaws Mustang Acquisition Corp. Exercise Price $11.50, Expires 1/30/2026	1,780	98
Keen Vision Acquisition Corp. Exercise Price $11.50, Expires 9/15/2028	10,401	530
Kodiak AI, Inc. Exercise Price $11.50, Expires 6/12/2028	10,085	15,430
Launch One Acquisition Corp. Exercise Price $11.50, Expires 8/29/2029	2,500	625
Launch Two Acquisition Corp. Exercise Price $11.50, Expires 11/26/2029	5,000	1,578
	Shares	Value
WARRANTS - 1.65%(a) (continued)
Legato Merger Corp. III Exercise Price $11.50, Expires 3/28/2029	10,026	$4,112
Lionheart Holdings Exercise Price $11.50, Expires 8/9/2029	4,168	629
Live Oak Acquisition Corp. V Exercise Price $11.50, Expires 4/17/2030	1,186	1,168
M3-Brigade Acquisition V Corp., Class A Exercise Price $11.50, Expires 9/23/2030	5,000	4,375
Melar Acquisition Corp. I Exercise Price $11.50, Expires 6/1/2031	4,397	616
Namib Minerals Exercise Price $11.50, Expires 6/5/2030	3,542	266
New Providence Acquisition Corp. III, Class A Exercise Price $11.50, Expires 4/24/2030	790	399
Newbury Street II Acquisition Corp., Class A Exercise Price $11.50, Expires 12/27/2029	2,372	629
NewHold Investment Corp. III, Class A Exercise Price $11.50, Expires 4/17/2030	1,186	498
Oak Woods Acquisition Corp. Exercise Price $11.50, Expires 5/17/2028	19,934	590
Plum Acquisition Corp. IV Exercise Price $11.50, Expires 1/30/2030	4,150	1,123
Polibeli Group Ltd. Exercise Price $11.50, Expires 6/23/2030	4,018	375
ProCap Acquisition Corp. Exercise Price $11.50, Expires 5/13/2030	316	98
Procap Financial, Inc. Exercise Price $11.50, Expires 12/31/2030	593	415
Real Asset Acquisition Corp. Exercise Price $11.50, Expires 6/2/2030	1,186	590
Republic Digital Acquisition Co. Exercise Price $11.50, Expires 3/5/2026	593	356
Rithm Acquisition Corp. Exercise Price $11.50, Expires 4/11/2030	395	253
SIM Acquisition Corp. I, Class A Exercise Price $11.50, Expires 8/28/2029	2,500	539
Slam Corp. Exercise Price $11.50, Expires 2/23/2026	3,115	0

See Notes to Financial Statements.

 7

RiverNorth Enhanced Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued)

	Shares	Value
WARRANTS - 1.65%(a) (continued)
Solarius Capital Acquisition Corp. Exercise Price $11.50, Expires 7/16/2030	8,000	$2,241
Spark I Acquisition Corp. Exercise Price $11.50, Expires 11/27/2028	9,967	3,140
Stellar V Capital Corp. Exercise Price $11.50, Expires 3/24/2030	1,186	368
Texas Ventures Acquisition III Corp. Exercise Price $11.50, Expires 5/15/2031	1,186	1,067
Titan Acquisition Corp. Exercise Price $11.50, Expires 6/2/2030	1,186	415
Youlife Group, Inc. Exercise Price $11.50, Expires 7/10/2030	8,873	985

TOTAL WARRANTS (Cost $40,897)		81,864

	Shares	Value
MONEY MARKET FUNDS - 0.96%
State Street Institutional US Government Money Market Fund, Administration Class, 3.48% (7-day yield)(c)	47,742	47,742

TOTAL MONEY MARKET FUNDS (Cost $47,742)		47,742

TOTAL INVESTMENTS - 99.86% (Cost $4,724,423)		$4,964,194

Other Assets in Excess of Liabilities - 0.14%		7,008

NET ASSETS - 100.00%		$4,971,202

(a)	Non-income producing security.
(b)	The Fund has tendered its investment in the security pursuant to a tender offer, which has not closed as of December 31, 2025, and the final settlement date had not been announced. Accordingly, the security continues to be reflected as an investment at its fair value as of period-end.
(c)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

 8

RiverNorth Patriot ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Shares	Value
COMMON STOCKS - 96.53%
Banking - 7.01%
Ameris Bancorp	65	$4,827
Atlantic Union Bankshares Corp.	156	5,507
Bank OZK	103	4,740
BOK Financial Corp.	63	7,463
Cadence Bank	167	7,154
Central BanCo, Inc., Class A	224	5,403
Citizens Financial Group, Inc.	116	6,776
Columbia Banking System, Inc.	246	6,876
Commerce Bancshares, Inc.	133	6,961
Cullen/Frost Bankers, Inc.	52	6,585
East West Bancorp, Inc.	64	7,193
Fifth Third Bancorp	142	6,647
First Citizens BancShares, Inc., Class A	3	6,438
First Horizon Corp.	294	7,027
Flagstar Bank NA	384	4,835
FNB Corp.	400	6,840
Glacier Bancorp, Inc.	153	6,740
Hancock Whitney Corp.	77	4,903
Home BancShares, Inc.	182	5,056
Huntington Bancshares, Inc.	425	7,374
KeyCorp	345	7,121
M&T Bank Corp.	39	7,858
Old National Bancorp	309	6,894
Pinnacle Financial Partners, Inc.	64	6,106
PNC Financial Services Group, Inc.	38	7,932
Prosperity Bancshares, Inc.	103	7,118
Regions Financial Corp.	270	7,317
SouthState Bank Corp.	77	7,246
Synovus Financial Corp.	130	6,506
Truist Financial Corp.	182	8,956
UMB Financial Corp.	65	7,478
United Bankshares, Inc.	141	5,414
US Bancorp	167	8,911
Valley National Bancorp	590	6,891
Webster Financial Corp.	118	7,427
Wells Fargo & Co.	90	8,388
Western Alliance Bancorp	78	6,557
Wintrust Financial Corp.	51	7,131
Zions Bancorp NA	116	6,791
		263,387

Consumer Discretionary Products - 2.55%
DR Horton, Inc.	89	12,819
Lennar Corp., Class A	126	12,953
NVR, Inc.(a)	2	14,585
PulteGroup, Inc.	115	13,485
Rivian Automotive, Inc., Class A(a)	756	14,901
Taylor Morrison Home Corp.(a)	220	12,951
Toll Brothers, Inc.	103	13,928
		95,622

Consumer Discretionary Services - 3.90%
Boyd Gaming Corp.	167	14,235
Brinker International, Inc.(a)	86	12,343
Cava Group, Inc.(a)	243	14,262
Chipotle Mexican Grill, Inc., Class A(a)	372	13,764
Churchill Downs, Inc.	117	13,312
Darden Restaurants, Inc.	74	13,617
	Shares	Value
COMMON STOCKS - 96.53% (continued)
Consumer Discretionary Services - 3.90% (continued)
DraftKings, Inc., Class A(a)	404	$13,922
Dutch Bros, Inc., Class A(a)	209	12,795
Planet Fitness, Inc., Class A(a)	129	13,993
Texas Roadhouse, Inc.	74	12,284
Wingstop, Inc.	50	11,924
		146,451

Consumer Staple Products - 1.76%
Altria Group, Inc.	254	14,646
Coca-Cola Consolidated, Inc.	90	13,797
Constellation Brands, Inc., Class A	93	12,830
Reynolds Consumer Products, Inc.	496	11,368
The Campbell's Co.	482	13,434
		66,075

Financial Services - 5.41%
AGNC Investment Corp.	677	7,257
Ally Financial, Inc.	152	6,884
Ameriprise Financial, Inc.	14	6,865
Annaly Capital Management, Inc.	319	7,133
Ares Management Corp., Class A	40	6,465
Blue Owl Capital, Inc., Class A	429	6,409
Capital One Financial Corp.	39	9,452
Charles Schwab Corp.	90	8,992
Circle Internet Group, Inc.(a)	92	7,296
Credit Acceptance Corp.(a)	14	6,208
Enact Holdings, Inc.	141	5,589
Federal Home Loan Mortgage Corp.(a)	728	7,382
Federal National Mortgage Association(a)	672	7,210
Fidelity National Financial, Inc.	128	6,987
Jack Henry & Associates, Inc.	39	7,117
LPL Financial Holdings, Inc.	13	4,643
MGIC Investment Corp.	255	7,451
OneMain Holdings, Inc.	103	6,958
PennyMac Financial Services, Inc.	51	6,724
Piper Sandler Cos.	28	9,512
Riot Platforms, Inc.(a)	424	5,372
Rithm Capital Corp.	631	6,878
Robinhood Markets, Inc., Class A(a)	78	8,822
SLM Corp.	197	5,331
SoFi Technologies, Inc.(a)	256	6,702
Synchrony Financial	90	7,509
T Rowe Price Group, Inc.	65	6,655
TPG, Inc., Class A	105	6,703
Voya Financial, Inc.	91	6,779
		203,285

Health Care - 10.83%
Arrowhead Pharmaceuticals, Inc.(a)	224	14,871
Axsome Therapeutics, Inc.(a)	91	16,620
BrightSpring Health Services, Inc.(a)	379	14,194
Cardinal Health, Inc.	64	13,152
Caris Life Sciences, Inc.(a)	488	13,166
Centene Corp.(a)	348	14,320
Chemed Corp.	27	11,552
Cigna Group	53	14,587

See Notes to Financial Statements.

 9

RiverNorth Patriot ETF

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued)

	Shares	Value
COMMON STOCKS - 96.53% (continued)
Health Care - 10.83% (continued)
Corcept Therapeutics, Inc.(a)	168	$5,847
CVS Health Corp.	197	15,634
Elevance Health, Inc.	40	14,022
Ensign Group, Inc.	77	13,413
HCA Healthcare, Inc.	38	17,741
HealthEquity, Inc.(a)	143	13,100
Humana, Inc.	52	13,319
Ionis Pharmaceuticals, Inc.(a)	185	14,635
iRhythm Technologies, Inc.(a)	77	13,663
Krystal Biotech, Inc.(a)	54	13,313
McKesson Corp.	12	9,844
Molina Healthcare, Inc.(a)	91	15,792
Natera, Inc.(a)	66	15,120
Neurocrine Biosciences, Inc.(a)	96	13,616
Option Care Health, Inc.(a)	370	11,788
PACS Group, Inc.(a)	342	13,129
Protagonist Therapeutics, Inc.(a)	137	11,966
Quest Diagnostics, Inc.	77	13,362
RadNet, Inc.(a)	169	12,058
Tenet Healthcare Corp.(a)	65	12,917
United Therapeutics Corp.(a)	25	12,181
UnitedHealth Group, Inc.	54	17,826
		406,748

Industrial Products - 1.50%
AAON, Inc.	192	14,640
Huntington Ingalls Industries, Inc.	39	13,263
Karman Holdings, Inc.(a)	199	14,561
Symbotic, Inc., Class A(a)	233	13,863
		56,327

Industrial Services - 9.04%
ADT, Inc.	1,711	13,808
Arcosa, Inc.	105	11,164
Casella Waste Systems, Inc., Class A(a)	142	13,907
Comfort Systems USA, Inc.	14	13,066
Construction Partners, Inc., Class A(a)	107	11,615
Core & Main, Inc., Class A(a)	261	13,564
CSX Corp.	433	15,696
Dycom Industries, Inc.(a)	39	13,178
EMCOR Group, Inc.	27	16,518
Granite Construction, Inc.	107	12,342
IES Holdings, Inc.(a)	28	10,892
Installed Building Products, Inc.	52	13,488
JB Hunt Transport Services, Inc.	65	12,632
Kirby Corp.(a)	128	14,103
Knight-Swift Transportation Holdings, Inc., Class A	264	13,802
MasTec, Inc.(a)	65	14,129
Norfolk Southern Corp.	51	14,725
Old Dominion Freight Line, Inc.	90	14,112
Primoris Services Corp.	105	13,035
Republic Services, Inc.	77	16,319
Saia, Inc.(a)	40	13,061
SiteOne Landscape Supply, Inc.(a)	89	11,086
Southwest Airlines Co.	331	13,680
Sterling Infrastructure, Inc.(a)	42	12,862
	Shares	Value
COMMON STOCKS - 96.53% (continued)
Industrial Services - 9.04% (continued)
Waste Management, Inc.	77	$16,918
		339,702

Insurance - 3.27%
Allstate Corp.	38	7,910
American Financial Group, Inc.	51	6,971
Cincinnati Financial Corp.	38	6,206
Equitable Holdings, Inc.	135	6,433
Erie Indemnity Co., Class A	26	7,453
F&G Annuities & Life, Inc.	1	21
Globe Life, Inc.	52	7,273
Hanover Insurance Group, Inc.	40	7,311
Jackson Financial, Inc., Class A	64	6,825
Kinsale Capital Group, Inc.	14	5,476
Lincoln National Corp.	154	6,858
Loews Corp.	64	6,740
Mercury General Corp.	53	4,985
Old Republic International Corp.	154	7,028
Progressive Corp.	40	9,109
RLI Corp.	104	6,654
Ryan Specialty Holdings, Inc., Class A	270	13,940
Selective Insurance Group, Inc.	65	5,438
		122,631

Materials - 1.52%
Eagle Materials, Inc.	66	13,641
Martin Marietta Materials, Inc.	26	16,189
UFP Industries, Inc.	134	12,201
Vulcan Materials Co.	53	15,116
		57,147

Media - 4.19%
Charter Communications, Inc., Class A(a)	66	13,778
Fox Corp., Class A	192	14,029
Liberty Broadband Corp., Class C(a)	287	13,948
Lyft, Inc., Class A(a)	706	13,675
Maplebear, Inc.(a)	302	13,584
New York Times Co., Class A	199	13,815
Nexstar Media Group, Inc.	64	12,995
Opendoor Technologies, Inc.(a)	1,121	6,535
Roku, Inc.(a)	130	14,104
Sirius XM Holdings, Inc.	655	13,097
Trade Desk, Inc., Class A(a)	373	14,159
Zillow Group, Inc., Class C(a)	198	13,508
		157,227

Oil & Gas - 8.07%
Antero Midstream Corp.	745	13,253
Antero Resources Corp.(a)	404	13,922
Chord Energy Corp.	124	11,495
CNX Resources Corp.(a)	324	11,913
Comstock Resources, Inc.(a)	653	15,136
Coterra Energy, Inc.	540	14,213
Devon Energy Corp.	379	13,883

See Notes to Financial Statements.

 10

RiverNorth Patriot ETF

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued)

	Shares	Value
COMMON STOCKS - 96.53% (continued)
Oil & Gas - 8.07% (continued)
Diamondback Energy, Inc.	90	$13,530
EOG Resources, Inc.	128	13,441
EQT Corp.	254	13,614
Expand Energy Corp.	128	14,126
HF Sinclair Corp.	290	13,363
Kinder Morgan, Inc.	590	16,219
Marathon Petroleum Corp.	82	13,336
Matador Resources Co.	284	12,053
Murphy USA, Inc.	38	15,334
ONEOK, Inc.	192	14,112
Permian Resources Corp.	989	13,876
Range Resources Corp.	387	13,646
Targa Resources Corp.	76	14,022
Texas Pacific Land Corp.	18	5,170
Viper Energy, Inc., Class A	184	7,108
Williams Cos., Inc.	270	16,230
		302,995

Real Estate - 7.47%
Agree Realty Corp.	103	7,419
Alexandria Real Estate Equities, Inc.	154	7,537
American Healthcare REIT, Inc.	142	6,682
American Homes 4 Rent, Class A	226	7,255
AvalonBay Communities, Inc.	38	6,890
BXP, Inc.	107	7,220
Brixmor Property Group, Inc.	270	7,079
Camden Property Trust	66	7,265
CareTrust REIT, Inc.	195	7,051
Compass, Inc., Class A(a)	649	6,860
Crown Castle, Inc.	77	6,843
CubeSmart	181	6,525
EastGroup Properties, Inc.	40	7,126
Equity LifeStyle Properties, Inc.	117	7,091
Equity Residential	119	7,502
Essential Properties Realty Trust, Inc.	235	6,970
Essex Property Trust, Inc.	27	7,065
Extra Space Storage, Inc.	52	6,771
Federal Realty Investment Trust	63	6,350
First Industrial Realty Trust, Inc.	115	6,586
Gaming and Leisure Properties, Inc.	153	6,838
Healthcare Realty Trust, Inc.	418	7,085
Healthpeak Properties, Inc.	398	6,400
Host Hotels & Resorts, Inc.	387	6,861
Invitation Homes, Inc.	254	7,059
Kimco Realty Corp.	337	6,831
Kite Realty Group Trust	219	5,249
Lamar Advertising Co., Class A	51	6,456
Mid-America Apartment Communities, Inc.	53	7,362
NNN REIT, Inc.	181	7,173
Public Storage	26	6,747
Regency Centers Corp.	102	7,041
Rexford Industrial Realty, Inc.	169	6,544
Ryman Hospitality Properties, Inc.	79	7,475
Simon Property Group, Inc.	52	9,626
STAG Industrial, Inc.	209	7,683
Terreno Realty Corp.	115	6,752
UDR, Inc.	197	7,226
VICI Properties, Inc.	249	7,002
	Shares	Value
COMMON STOCKS - 96.53% (continued)
Real Estate - 7.47% (continued)
Vornado Realty Trust	213	$7,089
		280,586

Retail & Wholesale - Discretionary - 6.41%
AutoNation, Inc.(a)	66	13,628
Boot Barn Holdings, Inc.(a)	67	11,823
Builders FirstSource, Inc.(a)	126	12,964
Burlington Stores, Inc.(a)	51	14,731
CarMax, Inc.(a)	336	12,983
Carvana Co.(a)	39	16,459
Chewy, Inc., Class A(a)	430	14,211
Dick's Sporting Goods, Inc.	66	13,066
Dillard's, Inc., Class A	25	15,159
Floor & Decor Holdings, Inc., Class A(a)	218	13,274
Lowe's Cos., Inc.	66	15,917
Macy's, Inc.	588	12,965
O'Reilly Automotive, Inc.(a)	172	15,688
Ross Stores, Inc.	90	16,213
Tractor Supply Co.	254	12,703
Ulta Beauty, Inc.(a)	26	15,730
Williams-Sonoma, Inc.	75	13,394
		240,908

Retail & Wholesale - Staples - 4.30%
Albertsons Cos., Inc., Class A	790	13,564
BJ's Wholesale Club Holdings, Inc.(a)	140	12,604
Casey's General Stores, Inc.	25	13,818
Dollar General Corp.	102	13,543
Five Below, Inc.(a)	76	14,315
Hims & Hers Health, Inc.(a)	395	12,826
Kroger Co.	213	13,308
Ollie's Bargain Outlet Holdings, Inc.(a)	132	14,469
Performance Food Group Co.(a)	141	12,679
Sprouts Farmers Market, Inc.(a)	167	13,305
Target Corp.	138	13,489
US Foods Holding Corp.(a)	181	13,633
		161,553

Software & Tech Services - 4.67%
Affirm Holdings, Inc., Class A(a)	87	6,475
Appfolio, Inc., Class A(a)	27	6,282
BILL Holdings, Inc.(a)	219	11,944
Booz Allen Hamilton Holding Corp., Class A	168	14,173
CACI International, Inc., Class A(a)	26	13,853
CCC Intelligent Solutions Holdings, Inc.(a)	649	5,160
Chime Financial, Inc., Class A(a)	283	7,123
Doximity, Inc., Class A(a)	315	13,948
Paychex, Inc.	120	13,462
Paycom Software, Inc.	90	14,342
Paylocity Holding Corp.(a)	94	14,335
ServiceTitan, Inc., Class A(a)	126	13,419
Tempus AI, Inc.(a)	222	13,109
Toast, Inc., Class A(a)	395	14,027

See Notes to Financial Statements.

 11

RiverNorth Patriot ETF

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued)

	Shares	Value
COMMON STOCKS - 96.53% (continued)
Software & Tech Services - 4.67% (continued)
Waystar Holding Corp.(a)	419	$13,722
		175,374

Telecommunications - 1.58%
AT&T, Inc.	644	15,997
Frontier Communications Parent, Inc.(a)	366	13,934
Lumen Technologies, Inc.(a)	1,789	13,900
Verizon Communications, Inc.	385	15,681
		59,512

Utilities - 13.05%
Alliant Energy Corp.	194	12,612
Ameren Corp.	129	12,882
American Electric Power Co., Inc.	129	14,875
American Water Works Co., Inc.	103	13,442
Atmos Energy Corp.	77	12,908
Black Hills Corp.	158	10,968
CenterPoint Energy, Inc.	337	12,921
CMS Energy Corp.	181	12,657
Consolidated Edison, Inc.	129	12,812
Constellation Energy Corp.	39	13,778
Dominion Energy, Inc.	219	12,831
DTE Energy Co.	101	13,027
Duke Energy Corp.	127	14,886
Edison International	216	12,964
Entergy Corp.	144	13,310
Essential Utilities, Inc.	335	12,851
Evergy, Inc.	182	13,193
Eversource Energy	197	13,264
Exelon Corp.	297	12,946
FirstEnergy Corp.	298	13,341
IDACORP, Inc.	103	13,036
National Fuel Gas Co.	168	13,450
NiSource, Inc.	312	13,029
NRG Energy, Inc.	80	12,739
OGE Energy Corp.	299	12,767
PG&E Corp.	836	13,435
Pinnacle West Capital Corp.	142	12,595
Portland General Electric Co.	234	11,230
PPL Corp.	383	13,413
Public Service Enterprise Group, Inc.	167	13,410
Southern Co.	167	14,562
Southwest Gas Holdings, Inc.	170	13,603
Talen Energy Corp.(a)	41	15,368
TXNM Energy, Inc.	221	13,013
Vistra Corp.	94	15,165
WEC Energy Group, Inc.	126	13,288
Xcel Energy, Inc.	183	13,516
		490,087

TOTAL COMMON STOCKS (Cost $3,530,070)		3,625,617
	Shares	Value
LIMITED PARTNERSHIPS - 1.92%
Oil & Gas - 1.92%
Energy Transfer LP	852	$14,049
Enterprise Products Partners LP	494	15,838
MPLX LP	261	13,930
Sunoco LP	260	13,627
Western Midstream Partners LP	367	14,496
		71,940

TOTAL LIMITED PARTNERSHIPS (Cost $67,045)		71,940

	Shares	Value
MONEY MARKET FUNDS - 1.48%
State Street Institutional US Government Money Market Fund, Administration Class, 3.48% (7-day yield)(b)	55,705	55,705

TOTAL MONEY MARKET FUNDS (Cost $55,705)		55,705

TOTAL INVESTMENTS - 99.93% (Cost $3,652,820)		$3,753,262

Other Assets in Excess of Liabilities - 0.07%		2,619

NET ASSETS - 100.00%		$3,755,881

(a)	Non-income producing security.
(b)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

Investment Abbreviations:
LP – Limited Partnership
NA - National Association

See Notes to Financial Statements.

 12

TrueShares Active Yield ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Shares	Value
COMMON STOCKS - 63.72%
Banking - 0.16%
ChoiceOne Financial Services, Inc.	3,103	$91,600

Consumer Discretionary Products - 0.28%
KB Home	1,617	91,215
Sturm Ruger & Co, Inc.	2,101	68,598
		159,813

Consumer Discretionary Services - 0.78%
Domino's Pizza, Inc.	421	175,481
Upbound Group, Inc.	15,541	272,900
		448,381

Consumer Staple Products - 5.78%
Altria Group, Inc.	6,147	354,436
British American Tobacco PLC - Sponsored ADR	2,675	151,458
Clorox Co.	4,430	446,677
Conagra Brands, Inc.	36,389	629,894
Flowers Foods, Inc.	21,036	228,872
General Mills, Inc.	12,279	570,973
J M Smucker Co.	2,665	260,664
Kimberly-Clark Corp.	1,502	151,537
Philip Morris International, Inc.	1,294	207,558
Primo Brands Corp., Class A	9,432	154,213
The Campbell's Co.	6,613	184,304
		3,340,586

Financial Services - 12.86%
Annaly Capital Management, Inc.	17,057	381,394
Arbor Realty Trust, Inc.	9,685	75,156
Ares Capital Corp.	6,066	122,715
Ares Management Corp., Class A	2,964	479,071
ARMOUR Residential REIT, Inc.	13,113	231,969
Dynex Capital, Inc.	72,205	1,011,592
Ellington Financial, Inc.	61,883	840,371
Fidus Investment Corp.	30,021	579,405
FS KKR Capital Corp.	71,743	1,062,514
Gladstone Investment Corp.	41,678	582,242
Great Elm Capital Corp.	20,994	147,903
Hercules Capital, Inc.	11,717	220,514
Houlihan Lokey, Inc., Class A	677	117,927
MidCap Financial Investment Corp.	24,108	275,795
PennyMac Mortgage Investment Trust	12,001	150,613
Sixth Street Specialty Lending, Inc.	30,312	658,377
Victory Capital Holdings, Inc., Class A	1,172	73,941
Virtu Financial, Inc., Class A	12,563	418,599
		7,430,098

Health Care - 4.12%
AbbVie, Inc.	2,694	615,552
Amgen, Inc.	973	318,473
Bristol-Myers Squibb Co.	3,421	184,529
Cardinal Health, Inc.	2,410	495,255
	Shares	Value
COMMON STOCKS - 63.72% (continued)
Health Care - 4.12% (continued)
Gilead Sciences, Inc.	4,675	$573,809
Merck & Co., Inc.	1,808	190,310
		2,377,928

Industrial Products - 0.44%
Eaton Corp. PLC	245	78,035
Hubbell, Inc., Class B	399	177,200
		255,235

Industrial Services - 9.81%
DHT Holdings, Inc.	72,960	890,841
FLEX LNG Ltd.	62,186	1,551,541
H&R Block, Inc.	2,691	117,274
International Seaways, Inc.	28,909	1,403,532
Rollins, Inc.	8,019	481,300
Scorpio Tankers, Inc.	10,923	555,216
Thomson Reuters Corp.	1,286	169,610
United Parcel Service, Inc., Class B	2,583	256,208
Watsco, Inc.	706	237,887
		5,663,409

Insurance - 2.55%
Donegal Group, Inc., Class A	14,552	290,749
Erie Indemnity Co., Class A	790	226,453
Progressive Corp.	3,509	799,069
Tiptree, Inc., Class A	8,602	157,159
		1,473,430

Materials - 4.54%
Barrick Mining Corp.	4,090	178,120
Caledonia Mining Corp. PLC	47,531	1,243,886
Louisiana-Pacific Corp.	2,198	177,511
LyondellBasell Industries NV, Class A	6,077	263,134
Newmont Corp.	2,749	274,488
Southern Copper Corp.	1,567	224,817
Steel Dynamics, Inc.	1,552	262,986
		2,624,942

Media - 0.99%
NetEase, Inc.	3,246	446,715
New York Times Co., Class A	1,763	122,387
		569,102

Oil & Gas - 6.87%
Canadian Natural Resources Ltd.	13,099	443,401
Cenovus Energy, Inc.	14,502	245,374
Coterra Energy, Inc.	17,176	452,072
Marathon Petroleum Corp.	547	88,959
Ovintiv, Inc.	22,687	889,104
Sabine Royalty Trust	6,050	414,848

See Notes to Financial Statements.

13

TrueShares Active Yield ETF

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued)

	Shares	Value
COMMON STOCKS - 63.72% (continued)
Oil & Gas - 6.87% (continued)
Solaris Energy Infrastructure, Inc., Class A	4,087	$187,879
Targa Resources Corp.	6,082	1,122,129
TotalEnergies SE	1,880	122,990
		3,966,756

Real Estate - 2.74%
Community Healthcare Trust, Inc.	24,556	403,210
Innovative Industrial Properties, Inc.	20,743	982,388
Iron Mountain, Inc.	2,383	197,670
		1,583,268

Retail & Wholesale - Discretionary - 6.83%
Camping World Holdings, Inc., Class A	63,897	621,718
Dick's Sporting Goods, Inc.	4,623	915,215
Dillard's, Inc., Class A	1,417	859,184
Ethan Allen Interiors, Inc.	8,375	191,285
Penske Automotive Group, Inc.	4,035	638,700
Tractor Supply Co.	2,139	106,971
Williams-Sonoma, Inc.	1,818	324,677
Winmark Corp.	706	285,888
		3,943,638

Retail & Wholesale - Staples - 0.86%
Kroger Co.	4,638	289,782
Weis Markets, Inc.	3,248	208,165
		497,947

Telecommunications - 1.49%
Cogent Communications Holdings, Inc.	29,662	639,513
TIM SA- Sponsored ADR	11,403	221,788
		861,301

Utilities - 2.62%
Clearway Energy, Inc., Class C	25,519	848,762
Consolidated Water Co. Ltd.	13,099	462,264
NRG Energy, Inc.	736	117,201
Southern Co.	987	86,066
		1,514,293

TOTAL COMMON STOCKS
(Cost $38,840,028)		36,801,727
	Shares	Value
BUSINESS DEVELOPMENT COMPANIES - 6.69%
Carlyle Secured Lending, Inc.	73,729	$920,875
Goldman Sachs BDC, Inc.	97,151	901,561
Golub Capital BDC, Inc.	54,280	736,580
Oaktree Specialty Lending Corp.	68,543	873,238
SLR Investment Corp.	7,733	119,552
Stellus Capital Investment Corp.	24,827	314,806

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $4,108,045)		3,866,612

	Shares	Value
CLOSED-END FUNDS - 11.52%
Aberdeen Asia-Pacific Income Fund, Inc.	22,152	339,812
Abrdn Healthcare Opportunities Fund	52,306	1,000,614
Abrdn World Healthcare Fund	41,032	524,389
Barings Global Short Duration High Yield Fund	7,476	112,215
BlackRock Debt Strategies Fund, Inc.	81,573	830,413
BlackRock Multi-Sector Income Trust	19,955	260,612
ClearBridge Energy Midstream Opportunity Fund, Inc.	6,319	282,143
Guggenheim Strategic Opportunities Fund	109,842	1,414,765
KKR Income Opportunities Fund	45,255	524,505
Nuveen NASDAQ 100 Dynamic Overwrite Fund	5,798	165,359
PGIM Global High Yield Fund, Inc.	8,036	99,164
PIMCO Corporate & Income Opportunity Fund	9,431	121,660
PIMCO Dynamic Income Fund	16,472	291,719
RiverNorth Capital and Income Fund	47,966	688,792

TOTAL CLOSED-END FUNDS
(Cost $6,760,908)		6,656,162

See Notes to Financial Statements.

14

TrueShares Active Yield ETF

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued)

	Shares	Value
EXCHANGE-TRADED FUNDS - 14.71%
Alerian MLP ETF	2,112	$99,306
Amplify CEF High Income ETF	19,017	218,886
Fidelity Low Duration Bond Factor ETF	3,547	178,166
FTHI/First Trust ETF VI First Trust BuyWrite Income ETF	4,677	110,471
First Trust ETF VI First Trust Nasdaq BuyWrite Income ETF	57,073	1,188,260
Franklin Short Duration U.S. Government ETF	2,115	192,486
Global X Nasdaq 100 Covered Call ETF	59,045	1,043,325
Global X Russell 2000 Covered Call ETF	17,716	271,055
Global X S&P 500 Covered Call ETF	8,313	337,757
Goldman Sachs Access Treasury 0-1 Year ETF	2,756	275,435
Invesco Short Term Treasury ETF	3,343	353,188
Invesco Ultra Short Duration ETF	2,670	134,168
Invesco Variable Rate Investment Grade ETF	3,821	95,907
iShares 20+ Year Treasury Bond ETF	1,359	118,451
iShares 3-7 Year Treasury Bond ETF	986	117,679
iShares Short Duration Bond Active ETF	3,497	178,697
iShares Short Treasury Bond ETF	1,536	169,190
iShares 0-1 Year Treasury Floating Rate Bond ETF	6,844	345,348
iShares U.S. Treasury Bond ETF	4,258	98,041
Janus Henderson Short Duration Income ETF	9,579	470,712
JPMorgan Ultra-Short Municipal Income ETF	1,983	101,014
PGIM Ultra Short Bond ETF	2,258	111,974
PIMCO Enhanced Short Maturity Active ETF	1,256	126,027
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	1,545	141,182
State Street SPDR Portfolio Short Term Treasury ETF	6,983	204,462
Vanguard Long-Term Treasury ETF	2,428	135,482
Vanguard Short-Term Treasury ETF	2,101	123,392
VictoryShares Short-Term Bond ETF	1,816	92,325
Virtus Seix Senior Loan ETF	13,691	319,616
WisdomTree Equity Premium Income	34,568	1,141,435

TOTAL EXCHANGE-TRADED FUNDS
(Cost $8,542,924)		8,493,437

	Shares	Value
LIMITED PARTNERSHIPS - 0.23%
Oil & Gas - 0.23%
Plains GP Holdings LP, Class A	6,939	132,813

TOTAL LIMITED PARTNERSHIPS
(Cost $122,790)		132,813
	Shares	Value
MONEY MARKET FUNDS - 2.72%
State Street Institutional US Government Money Market Fund, Administration Class, 3.48% (7-day yield)(a)	1,568,463	$1,568,463

TOTAL MONEY MARKET FUNDS
(Cost $1,568,463)		1,568,463

TOTAL INVESTMENTS - 99.59%
(Cost $59,943,158)		$57,519,214

Other Assets in Excess of Liabilities - 0.41%		235,006

NET ASSETS - 100.00%		$57,754,220

(a)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt

LP – Limited Partnership

Ltd. – Limited

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SA - Sociedad Anónima (Portuguese/Spanish: Public Limited Company)

SE - Société Européenne (French: European Society/Company)

See Notes to Financial Statements.

15

TrueShares Eagle Global Renewable Energy Income ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Shares	Value
COMMON STOCKS - 95.89%
Financial Services - 6.03%
HA Sustainable Infrastructure Capital, Inc.	5,277	$165,856

Industrial Services - 2.97%
Acciona SA	374	81,708

Utilities - 86.89%(a)
American Electric Power Co., Inc.	2,371	273,400
Black Hills Corp.	803	55,744
Boralex, Inc., Class A	3,826	70,608
Clearway Energy, Inc., Class A	5,276	165,772
Drax Group PLC	9,780	110,341
Duke Energy Corp.	470	55,089
EDP Renovaveis SA	6,373	90,174
EDP SA	11,056	50,868
Endesa SA	3,410	122,747
Enel SpA	21,252	221,706
Fortum Oyj	4,692	100,245
NextEra Energy, Inc.	2,388	191,709
Northland Power, Inc.	6,258	81,385
NRG Energy, Inc.	520	82,805
Orsted A/S(b)(c)(d)	5,997	115,446
Otter Tail Corp.	658	53,173
PG&E Corp.	6,894	110,786
RWE AG	4,153	220,896
SSE PLC	3,740	109,850
Verbund AG	1,492	108,710
		2,391,454

TOTAL COMMON STOCKS
(Cost $2,315,983)		2,639,018

	Shares	Value
LIMITED PARTNERSHIPS - 2.46%
Utilities - 2.46%
Brookfield Renewable Partners LP	2,505	67,560

TOTAL LIMITED PARTNERSHIPS
(Cost $68,602)		67,560

	Shares	Value
MONEY MARKET FUNDS - 0.58%
State Street Institutional US Government Money Market Fund, Administration Class, 3.48% (7-day yield)(e)	15,889	15,889

TOTAL MONEY MARKET FUNDS
(Cost $15,889)		15,889

TOTAL INVESTMENTS - 98.93%
(Cost $2,400,474)	$2,722,467

Other Assets in Excess of Liabilities - 1.07%	29,566

NET ASSETS - 100.00%	$2,752,033

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of December 31, 2025, these securities had an aggregate value of $115,446 or 4.19% of net assets.

(d)	Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2025, the aggregate market value of these securities was $115,446, representing 4.19% of net assets.

(e)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

AG - Aktiengesellschaft (German: Stock Corporation)

A/S - Aktieselskab (Danish: Joint Stock Company)

LP – Limited Partnership

PLC - Public Limited Company

SA - Sociedad Anónima (Portuguese/Spanish: Public Limited Company)

SpA - Società per azioni (Italian: Joint Stock Company)

Oyj - Julkinen Osakeyhtiö (Finnish: Public Limited Company)

See Notes to Financial Statements.

16

TrueShares Technology, AI & Deep Learning ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Shares	Value
COMMON STOCKS - 96.66%
Health Care - 15.96%
Eli Lilly & Co.	1,405	$1,509,926
Natera, Inc.(a)	6,359	1,456,783
Structure Therapeutics, Inc.(a)	33,893	2,357,258
		5,323,967

Retail & Wholesale - Discretionary - 4.82%
Amazon.com, Inc.(a)	6,965	1,607,662

Software & Tech Services - 58.80%(a)(b)
Cloudflare, Inc., Class A	19,005	3,746,836
Crowdstrike Holdings, Inc., Class A	6,642	3,113,504
Datadog, Inc., Class A	8,846	1,202,967
Elastic NV	10,425	786,462
Figma, Inc., Class A	20,362	760,928
HeartFlow, Inc.	26,506	772,650
MongoDB, Inc.	6,085	2,553,814
Samsara, Inc., Class A	44,094	1,563,132
Schrodinger, Inc.	29,702	531,072
SentinelOne, Inc., Class A	22,743	341,145
ServiceNow, Inc.	5,070	776,673
Snowflake, Inc.	10,302	2,259,847
Zscaler, Inc.	5,358	1,205,121
		19,614,151

Tech Hardware & Semiconductors - 17.08%
Advanced Micro Devices, Inc.(a)	6,790	1,454,146
ARM Holdings PLC(a)	7,485	818,185
NVIDIA Corp.	18,355	3,423,208
		5,695,539

TOTAL COMMON STOCKS
(Cost $23,616,971)		32,241,319

	Shares	Value
MONEY MARKET FUNDS - 3.38%
State Street Institutional US Government Money Market Fund, Administration Class, 3.48% (7-day yield)(c)	1,129,083	1,129,083

TOTAL MONEY MARKET FUNDS
(Cost $1,129,083)		1,129,083

TOTAL INVESTMENTS - 100.04%
(Cost $24,746,054)		$33,370,402

Liabilities in Excess of Other Assets - (0.04)%		(13,699)

NET ASSETS - 100.00%		$33,356,703
(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

See Notes to Financial Statements.

17

TrueShares Sub-Advised ETFs

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	Polen Dividend Income ETF	RiverNorth Enhanced Pre- Merger SPAC ETF	RiverNorth Patriot ETF	TrueShares Active Yield ETF	TrueShares Eagle Global Renewable Energy Income ETF	TrueShares Technology, AI & Deep Learning ETF

ASSETS:
Investments, at value	$212,274,439	$4,964,194	$3,753,262	$57,519,214	$2,722,467	$33,370,402
Cash	—	—	—	15,524	—	—
Foreign currencies, at value	—	—	—	—	23,623	—
Receivable for investments sold	—	10,348	219	—	—	—
Dividends receivable	354,902	799	4,591	273,426	7,685	5,717
Other assets	185	—	—	—	—	185
Total Assets	212,629,526	4,975,341	3,758,072	57,808,164	2,753,775	33,376,304
LIABILITIES:
Payable to Investment Advisor	115,905	4,139	2,191	53,944	1,742	19,601
Total Liabilities	115,905	4,139	2,191	53,944	1,742	19,601
NET ASSETS	$212,513,621	$4,971,202	$3,755,881	$57,754,220	$2,752,033	$33,356,703

NET ASSETS CONSIST OF
Paid in capital	$206,871,469	$4,972,735	$4,492,783	$88,882,330	$2,867,309	$39,699,523
Total distributable earnings/(accumulated deficit)	5,642,152	(1,533)	(736,902)	(31,128,110)	(115,276)	(6,342,820)
NET ASSETS	$212,513,621	$4,971,202	$3,755,881	$57,754,220	$2,752,033	$33,356,703

INVESTMENTS, AT COST	$192,380,247	$4,724,423	$3,652,820	$59,943,158	$2,400,474	$24,746,054
FOREIGN CURRENCIES, AT COST	$—	$—	$—	$—	$23,660	$—

Net asset value:
Net assets	$212,513,621	$4,971,202	$3,755,881	$57,754,220	$2,752,033	$33,356,703
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,850,000	195,000	130,000	2,820,000	100,000	700,000
Net asset value, price per share	$36.33	$25.49	$28.89	$20.48	$27.52	$47.65

See Notes to Financial Statements.

18

TrueShares Sub-Advised ETFs

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Polen Dividend Income ETF(a)	RiverNorth Enhanced Pre- Merger SPAC ETF(a)	RiverNorth Patriot ETF(a)	TrueShares Active Yield ETF(a)	TrueShares Eagle Global Renewable Energy Income ETF(a)	TrueShares Technology, AI & Deep Learning ETF(a)
INVESTMENT INCOME:
Dividends	$6,383,115	$9,345	$77,215	$11,135,541	$67,341	$39,082
Total Investment Income	6,383,115	9,345	77,215	11,135,541	67,341	39,082
EXPENSES:
Investment advisory fees	1,138,686	46,765	27,883	1,061,397	19,243	225,734
Other expenses	–	500	–	–	–	–
Total Expenses	1,138,686	47,265	27,883	1,061,397	19,243	225,734
NET INVESTMENT INCOME/(LOSS)	5,244,429	(37,920)	49,332	10,074,144	48,098	(186,652)
Net realized gain/(loss) on:
Investments	(4,881,050)	501,164	(110,077)	(19,095,989)	(176,613)	(4,085,763)
Investments sold in-kind	9,030,305	26,353	355,936	(1,376,734)	158,593	2,640,588
Foreign currency related transactions	356	–	–	7	442	–
Total Net Realized Gain/(Loss)	4,149,611	527,517	245,859	(20,472,716)	(17,578)	(1,445,175)
Long-term capital gain distributions from other investment companies	–	–	–	237,301	–	–
Net change in unrealized appreciation/ depreciation on:
Investments	16,265,891	15,177	(18,056)	1,639,866	767,021	8,115,431
Foreign currency related translations	–	–	–	21	21	–
Total Net Change in Unrealized Appreciation/Depreciation	16,265,891	15,177	(18,056)	1,639,887	767,042	8,115,431
NET REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS	20,415,502	542,694	227,803	(18,595,528)	749,464	6,670,256
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,659,931	$504,774	$277,135	$(8,521,384)	$797,562	$6,483,604
*Foreign taxes withheld on dividends	$93,345	$–	$–	$16,501	$13,620	$2,108

(a)	The Funds acquired all of the assets and liabilities of their respective series of Listed Funds Trust (the "Predecessor Funds"), in tax free reorganizations that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Funds have been adopted by the Funds and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Funds, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

19

Polen Dividend Income ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment income	$5,244,429	$2,881,278
Net realized gain	4,149,611	9,816,029
Net change in unrealized appreciation/depreciation	16,265,891	1,845,631
Net increase in net assets resulting from operations	25,659,931	14,542,938
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(4,830,558)	(2,917,573)
Net decrease in net assets from distributions	(4,830,558)	(2,917,573)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	96,087,963	141,411,377
Shares redeemed	(38,508,889)	(80,571,218)
Net increase in net assets derived from beneficial interest transactions	57,579,074	60,840,159
Net increase in net assets	78,408,447	72,465,524

NET ASSETS
Beginning of period	134,105,174	61,639,650
End of period	$212,513,621	$134,105,174

(a)	The Fund acquired all of the assets and liabilities of Polen Dividend Income ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

20

RiverNorth Enhanced Pre-Merger SPAC ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment loss	$(37,920)	$(22,956)
Net realized gain	527,517	266,904
Net change in unrealized appreciation/depreciation	15,177	37,588
Net increase in net assets resulting from operations	504,774	281,536
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(600,770)	(214,783)
Net decrease in net assets from distributions	(600,770)	(214,783)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	572,577	259,410
Shares redeemed	(561,713)	(1,038,405)
Net increase/(decrease) in net assets derived from beneficial interest transactions	10,864	(778,995)
Net decrease in net assets	(85,132)	(712,242)
NET ASSETS
Beginning of period	5,056,334	5,768,576
End of period	$4,971,202	$5,056,334

(a)	The Fund acquired all of the assets and liabilities of RiverNorth Enhanced Pre-Merger SPAC ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

21

RiverNorth Patriot ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment income	$49,332	$46,042
Net realized gain	245,859	494,555
Net change in unrealized appreciation/depreciation	(18,056)	(9,318)
Net increase in net assets resulting from operations	277,135	531,279
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(57,853)	(45,051)
Net decrease in net assets from distributions	(57,853)	(45,051)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	1,460,546	3,200,524
Shares redeemed	(1,780,002)	(3,192,378)
Net increase/(decrease) in net assets derived from beneficial interest transactions	(319,456)	8,146
Net increase/(decrease) in net assets	(100,174)	494,374

NET ASSETS
Beginning of period	3,856,055	3,361,681
End of period	$3,755,881	$3,856,055

(a)	The Fund acquired all of the assets and liabilities of RiverNorth Patriot ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

22

TrueShares Active Yield ETF

STATEMENTS OF CHANGES IN NET ASSETS

		For the Period
		April 30, 2024
	For the Year	(Commencement of
	Ended December 31,	Operations) through
	2025(a)	December 31, 2024(a)
OPERATIONS
Net investment income	$10,074,144	$7,413,429
Net realized loss	(20,472,716)	(2,812,864)
Long-term capital gain from other investment companies	237,301	–
Net change in unrealized appreciation/depreciation	1,639,887	(4,063,810)
Net increase/(decrease) in net assets resulting from operations	(8,521,384)	536,755
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(11,102,331)	(7,435,244)
Return of capital	(1,213,479)	(595,316)
Net decrease in net assets from distributions	(12,315,810)	(8,030,560)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	7,954,850	280,779,830
Shares redeemed	(83,783,501)	(118,865,960)
Net increase/(decrease) in net assets derived from beneficial interest transactions	(75,828,651)	161,913,870
Net increase/(decrease) in net assets	(96,665,845)	154,420,065
NET ASSETS
Beginning of period	154,420,065	–
End of period	$57,754,220	$154,420,065

(a)	The Fund acquired all of the assets and liabilities of TrueShares Active Yield ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

23

TrueShares Eagle Global Renewable Energy Income ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment income	$48,098	$53,916
Net realized gain/(loss)	(17,578)	34,431
Net change in unrealized appreciation/depreciation	767,042	(261,502)
Net increase/(decrease) in net assets resulting from operations	797,562	(173,155)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(50,802)	(53,703)
Return of capital	(7,593)	-
Net decrease in net assets from distributions	(58,395)	(53,703)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	1,096,127	1,997,744
Shares redeemed	(1,359,340)	(2,002,808)
Net decrease in net assets derived from beneficial interest transactions	(263,213)	(5,064)
Net increase/(decrease) in net assets	475,954	(231,922)

NET ASSETS
Beginning of period	2,276,079	2,508,001
End of period	$2,752,033	$2,276,079

(a)	The Fund acquired all of the assets and liabilities of TrueShares Eagle Global Renewable Energy Income ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

24

TrueShares Technology, AI & Deep Learning ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment loss	$(186,652)	$(166,494)
Net realized gain/(loss)	(1,445,175)	830,627
Net change in unrealized appreciation/depreciation	8,115,431	112,046
Net increase in net assets resulting from operations	6,483,604	776,179
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	955,570	9,217,412
Shares redeemed	(7,999,409)	(13,922,893)
Net decrease in net assets derived from beneficial interest transactions	(7,043,839)	(4,705,481)
Net decrease in net assets	(560,235)	(3,929,302)
NET ASSETS
Beginning of period	33,916,938	37,846,240
End of period	$33,356,703	$33,916,938

(a)	The Fund acquired all of the assets and liabilities of TrueShares Technology, AI & Deep Learning ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

25

Polen Dividend Income ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)		For the Year Ended December 31, 2022(a)	For the Period January 27, 2021 (Commencement of Operations) through December 31, 2021(a)
Net Asset Value - Beginning of Period	$32.01	$27.77	$28.99		$28.89	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	1.04	0.90	0.94		0.99	0.81
Net realized and unrealized gain/(loss) on investments	4.23	4.18 (c)	(1.18	)(c)	0.04 (c)	4.19	(c)
Total from Investment Operations	5.27	5.08	(0.24)		1.03	5.00

DISTRIBUTIONS:
From net investment income	(0.95)	(0.84)	(0.98)		(0.93)	(0.69)
Net realized gains	–	–	–		–	(0.42)
Total Distributions	(0.95)	(0.84)	(0.98)		(0.93)	(1.11)

Net Increase/(Decrease) in net asset value	4.32	4.24	(1.22)		0.10	3.89
Net Asset Value - End of Period	$36.33	$32.01	$27.77		$28.99	$28.89
TOTAL RETURN(d)	16.63%	18.39%	(0.73%)		3.65%	20.10%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$212,514	$134,105	$61,640		$78,271	$46,225
Ratio of net operating expenses to average net assets	0.65%	0.65%	0.65%		0.65%	0.65	%(e)
Ratio of net investment income to average net assets	2.99%	2.90%	3.39%		3.42%	3.08	%(e)
Portfolio turnover rate(f)(g)	52%	80%	81%		41%	55%

(a)	The Fund acquired all of the assets and liabilities of Polen Dividend Income ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.
(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

26

RiverNorth Enhanced Pre-Merger SPAC ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Period July 11, 2022 (Commencement of Operations) through December 31, 2022(a)
Net Asset Value - Beginning of Period	$25.93	$25.64	$25.45	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.20)	(0.12)	(0.14)	(0.09)
Net realized and unrealized gain on investments	2.84	1.51 (c)	1.62 (c)	0.60	(c)
Total from Investment Operations	2.64	1.39	1.48	0.51

DISTRIBUTIONS:
From net investment income	(2.51)	(0.83)	(0.73)	(0.06)
Net realized gains	(0.57)	(0.27)	(0.56)	–
Total Distributions	(3.08)	(1.10)	(1.29)	(0.06)

Net Increase/(Decrease) in net asset value	(0.44)	0.29	0.19	0.45
Net Asset Value - End of Period	$25.49	$25.93	$25.64	$25.45
TOTAL RETURN(d)	10.18%	5.51%	5.71%	2.02%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$4,971	$5,056	$5,769	$3,818
Ratio of net operating expenses to average net assets	0.89%	0.89%	0.89%	0.89	%(e)
Ratio of net investment (loss) to average net assets	(0.72%)	(0.44%)	(0.55%)	(0.76	%)(e)
Portfolio turnover rate(f)(g)	77%	64%	132%	43%

(a)	The Fund acquired all of the assets and liabilities of RiverNorth Enhanced Pre-Merger SPAC ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.
(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

27

RiverNorth Patriot ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Period December 31, 2021 (Commencement of Operations) through December 31, 2021(a)
Net Asset Value - Beginning of Period	$27.54	$24.01	$21.70	$25.00		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.35	0.33	0.32	0.34		–
Net realized and unrealized gain/(loss) on investments	1.45	3.52 (c)	2.32 (c)	(3.31	)(c)	–	(c)
Total from Investment Operations	1.80	3.85	2.64	(2.97)		–

DISTRIBUTIONS:
From net investment income	(0.45)	(0.32)	(0.33)	(0.33)		–
Total Distributions	(0.45)	(0.32)	(0.33)	(0.33)		–

Net Increase/(Decrease) in net asset value	1.35	3.53	2.31	(3.30)		–
Net Asset Value - End of Period	$28.89	$27.54	$24.01	$21.70		$25.00
TOTAL RETURN(d)	6.48%	16.04%	12.18%	(11.89%)		–

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$3,756	$3,856	$3,362	$3,255		$1,250
Ratio of net operating expenses to average net assets	0.70%	0.70%	0.70%	0.70%		0.70	%(e)
Ratio of net investment income to average net assets	1.24%	1.25%	1.43%	1.50%		–	(e)
Portfolio turnover rate(f)(g)	40%	33%	46%	31%		–

(a)	The Fund acquired all of the assets and liabilities of RiverNorth Patriot ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.
(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

28

TrueShares Active Yield ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31, 2025(a)		For the Period April 30, 2024 (Commencement of Operations) through December 31, 2024(a)
Net Asset Value - Beginning of Period	$23.94		$24.33

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	1.61		1.31
Net realized and unrealized loss on investments	(3.04)		(0.38	)(c)
Total from Investment Operations	(1.43)		0.93

DISTRIBUTIONS:
From net investment income	(1.83)		(1.23)
From tax return of capital	(0.20)		(0.09)
Total Distributions	(2.03)		(1.32)

ETF transaction fees per share	–		–
Net Decrease in net asset value	(3.46)		(0.39)
Net Asset Value - End of Period	$20.48		$23.94
TOTAL RETURN(d)	(6.32%)		3.77%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$57,754		$154,420
Ratio of net operating expenses to average net assets	0.75%		0.75	%(e)
Ratio of net investment income to average net assets	7.14%		7.84	%(e)
Portfolio turnover rate(f)(g)	845	%(h)	138%

(a)	The Fund acquired all of the assets and liabilities of TrueShares Active Yield ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.
(g)	Excludes the impact of in-kind transactions.
(h)	The change in portfolio turnover is related to the trade activity executed during the Fund's and Predecessor Fund's fiscal years.

See Notes to Financial Statements.

29

TrueShares Eagle Global Renewable Energy Income ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)		For the Year Ended December 31, 2023(a)		For the Period December 8, 2022 (Commencement of Operations) through December 31, 2022(a)
Net Asset Value - Beginning of Period	$20.69	$22.80		$24.55		$24.76

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.45	0.49		0.62		–
Net realized and unrealized gain/(loss) on investments	6.96	(2.11	)(c)	(1.78	)(c)	(0.21	)(c)
Total from Investment Operations	7.41	(1.62)		(1.16)		(0.21)

DISTRIBUTIONS:
From net investment income	(0.50)	(0.49)		(0.59)		–
From tax return of capital	(0.08)	–		–		–
Total Distributions	(0.58)	(0.49)		(0.59)		–

Net Increase/(Decrease) in net asset value	6.83	(2.11)		(1.75)		(0.21)
Net Asset Value - End of Period	$27.52	$20.69		$22.80		$24.55
TOTAL RETURN(d)	36.19%	(7.30	%)(e)	(4.65%)		(0.83%)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$2,752	$2,276		$2,508		$2,455
Ratio of net operating expenses to average net assets	0.75%	0.75%		0.75%		0.75	%(f)
Ratio of net investment income/(loss) to average net assets	1.88%	2.19%		2.66%		(0.22	%)(f)
Portfolio turnover rate(g)(h)	76%	43%		52%		2%

(a)	The Fund acquired all of the assets and liabilities of TrueShares Eagle Global Renewable Energy Income ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(e)	Before payment from the Adviser for the loss resulting from a trade error, the total return for the period would have been 1.67%.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

30

TrueShares Technology, AI & Deep Learning ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Year Ended December 31, 2021(a)
Net Asset Value - Beginning of Period	$38.98	$38.23	$22.88	$47.12		$47.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.24)	(0.17)	(0.08)	(0.19)		(0.31)
Net realized and unrealized gain/(loss) on investments	8.91	0.92 (c)	15.43 (c)	(24.05	)(c)	(0.12	)(c)
Total from Investment Operations	8.67	0.75	15.35	(24.24)		(0.43)

DISTRIBUTIONS:
Net realized gains	–	–	–	–		(0.06)
Total Distributions	–	–	–	–		(0.06)

Net Increase/(Decrease) in net asset value	8.67	0.75	15.35	(24.24)		(0.49)
Net Asset Value - End of Period	$47.65	$38.98	$38.23	$22.88		$47.12
TOTAL RETURN(d)	22.23%	1.98%	67.08%	(51.44%)		(0.90%)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$33,357	$33,917	$37,846	$14,300		$37,694
Ratio of net operating expenses to average net assets	0.68%	0.68%	0.68%	0.68%		0.68%
Ratio of net investment loss to average net assets	(0.56%)	(0.43%)	(0.29%)	(0.60%)		(0.67%)
Portfolio turnover rate(e)(f)	16%	28%	18%	25%		14%

(a)	The Fund acquired all of the assets and liabilities of TrueShares Technology, AI & Deep Learning ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.
(f)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

31

TrueShares Sub-Advised ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to six series of the Trust, Polen Dividend Income ETF (“DIVZ”), (formerly known as The Opal Dividend Income ETF), RiverNorth Enhanced Pre-Merger SPAC ETF (“SPCZ”), RiverNorth Patriot ETF (“FLDZ”), TrueShares Active Yield ETF (“ERNZ”), TrueShares Eagle Global Renewable Energy Income ETF (“RNWZ”) and TrueShares Technology, AI & Deep Learning ETF (“LRNZ”), (each a “Fund” and collectively the “Funds”). Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its following investment objective:

Fund	Investment Objective
Polen Dividend Income ETF	Provide capital appreciation with lower volatility and a higher dividend yield compared to the S&P 500 Index.
RiverNorth Enhanced Pre-Merger SPAC ETF	Preserve capital and provide incremental total return.
RiverNorth Patriot ETF	Capital growth.
TrueShares Active Yield ETF	Deliver a meaningfully higher yield compared to the S&P 500 Index, with a secondary focus on capital preservation and the opportunity for long-term growth of capital.
TrueShares Eagle Global Renewal Energy Income ETF	Long-term growth of capital.
TrueShares Technology, AI & Deep Learning ETF	Total return.

The Funds commenced operations on the dates listed below, as series of Listed Funds Trust (the “Predecessor Funds”):

Fund	Diversified/ Non-Diversified	Commencement of Operations
Polen Dividend Income ETF	Diversified	January 27, 2021
RiverNorth Enhanced Pre-Merger SPAC ETF	Non-Diversified	July 11, 2022
RiverNorth Patriot ETF	Diversified	December 31, 2021
TrueShares Active Yield ETF	Non-diversified	April 30, 2024
TrueShares Eagle Global Renewal Energy Income ETF	Non-Diversified	December 8, 2022
TrueShares Technology, AI & Deep Learning ETF	Non-Diversified	February 28, 2020

On March 5, 2025, the Board of Trustees of Listed Funds Trust approved a tax-free reorganization wherein all of the assets and liabilities of each Predecessor Fund were acquired by its respective Fund. In connection with this acquisition as of the close of business on June 13, 2025, shares of each Predecessor Funds were exchanged for an equivalent number of shares of the corresponding Funds. The Funds’ net assets, net asset value per share, shares outstanding, net unrealized appreciation/depreciation and the results of operations of the Funds were unchanged from that of the Predecessor Funds as a result of the reorganization and were as listed below. The Predecessor Funds had investment objectives that were, in all material respects, the same as those of the Funds as described above. The Funds are a continuation of the Predecessor Funds, and therefore, the performance and financial history of the Predecessor Funds have been adopted by the Funds and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Funds, which ceased operations as of the date of the reorganization.

Fund	Net Assets, as a result of the reorganization	Net asset value per share, as a result of the reorganization	Shares outstanding, as a result of the reorganization	Net unrealized appreciation/ depreciation, as a result of the reorganization
Polen Dividend Income ETF	$172,418,598	$34.76	4,960,000	$11,967,189
RiverNorth Enhanced Pre-Merger SPAC ETF	5,455,952	27.98	195,000	465,095
RiverNorth Patriot ETF	4,221,461	28.14	150,000	203,175
TrueShares Active Yield ETF	147,768,753	22.32	6,620,000	196,415
TrueShares Eagle Global Renewal Energy Income ETF	2,419,402	24.19	100,000	66,268
TrueShares Technology, AI & Deep Learning ETF	32,772,712	42.02	780,000	3,326,629

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on various exchanges. Shares of DIVZ, RNWZ and LRNZ are listed and traded on the NYSE Arca, Inc. Shares of SPCZ and FLDZ are listed and traded on the CBOE BZX Exchange, Inc. Shares of ERNZ are traded on the NASDAQ Stock Market, LLC. The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

During the year ended December 31, 2025, the Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of a Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Operations and Risk Committee of the Advisor acts as

32

TrueShares Sub-Advised ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

the Funds’ CODM. Each Fund is considered an operating segment, and their performance and operating results are reviewed to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Financial Statements. The accompanying Financial Statements were prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Financial Statements. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies, including Accounting Standard Update 2013-08.”

During the year ended December 31, 2025, the Funds adopted FASB Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhanced income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. ASU 2023-09 had no material impact to the Funds financial statements during the year.

Portfolio Valuation – The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of each Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, business development companies, rights and warrants, traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on that business day. If there has been no sale that business day, those securities are valued at the mean of the most recent bid and ask prices on that business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

33

TrueShares Sub-Advised ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

The following is a summary of the Funds’ investments in the fair value hierarchy as of December 31, 2025:

Polen Dividend Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$197,916,215	$–	$–	$197,916,215
Limited Partnerships	11,622,439	–	–	11,622,439
Money Market Funds	2,735,785	–	–	2,735,785
Total	$212,274,439	$–	$–	$212,274,439

RiverNorth Enhanced Pre-Merger SPAC ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Special Purpose Acquisition Companies (SPACS)	$4,270,243	$499,385	$–	$4,769,628
Rights	63,966	994	–	64,960
Warrants	79,398	2,466	–	81,864
Money Market Funds	47,742	–	–	47,742
Total	$4,461,349	$502,845	$–	$4,964,194

RiverNorth Patriot ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$3,625,617	$–	$–	$3,625,617
Limited Partnerships	71,940	–	–	71,940
Money Market Funds	55,705	–	–	55,705
Total	$3,753,262	$–	$–	$3,753,262

TrueShares Active Yield ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$36,801,727	$–	$–	$36,801,727
Business Development Companies	3,866,612	–	–	3,866,612
Closed-End Funds	6,656,162	–	–	6,656,162
Exchange-Traded Funds	8,493,437	–	–	8,493,437
Limited Partnerships	132,813	–	–	132,813
Money Market Funds	1,568,463	–	–	1,568,463
Total	$57,519,214	$–	$–	$57,519,214

TrueShares Eagle Global Renewable Energy Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,639,018	$–	$–	$2,639,018
Limited Partnerships	67,560	–	–	67,560
Money Market Funds	15,889	–	–	15,889
Total	$2,722,467	$–	$–	$2,722,467

TrueShares Technology, AI & Deep Learning ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$32,241,319	$–	$–	$32,241,319
Money Market Funds	1,129,083	–	–	1,129,083
Total	$33,370,402	$–	$–	$33,370,402

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to a Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Funds are informed of

34

TrueShares Sub-Advised ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Foreign Securities – The Funds may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Distributions to Shareholders: SPCZ, FLDZ and LRNZ generally pay out dividends from net investment income, if any, at least annually. RNWZ intends to pay out dividends from net investment income, if any, quarterly. DIVZ and ERNZ intend to pay out dividends from net investment income, if any, monthly. All Funds will declare and pay capital gain distributions, if any, in cash at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

Federal Income Tax: For federal income tax purposes, the Funds currently intend to qualify, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their earnings to their stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

As of and during the year ended December 31, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. As of December 31, 2025, there were no interest or penalties incurred by the Funds. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - DERIVATIVE FINANCIAL INSTRUMENTS

As a part of their investment strategy, the Funds may invest to a lesser extent in derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allow the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that a Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Total Return Swaps: SPCZ ETF may enter into total return swap agreements. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other

35

TrueShares Sub-Advised ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

The total return swap contracts are subject to master netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination.

The Fund did not hold any total return swap agreements as of or during the year ended December 31, 2025.

NOTE 4 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

On December 31, 2025, RiverNorth Strategic Holdings, an affiliate of the RiverNorth ETFs Sub-Adviser, exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of the Adviser, and became the Adviser’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board and the Funds approved the continuance of the Adviser and the RiverNorth ETFs Sub-Adviser, prior to the close of the change in control. Pursuant to the Investment Advisory Agreements, each Fund pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets as follows:

Polen Dividend Income ETF	0.65%
RiverNorth Enhanced Pre-Merger SPAC ETF	0.89%
RiverNorth Patriot ETF	0.70%
TrueShares Active Yield ETF	0.75%
TrueShares Eagle Global Renewable Energy Income ETF	0.75%
TrueShares Technology, AI & Deep Learning ETF	0.68%

Out of the Unitary Management Fees, the Adviser has agreed to pay substantially all of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the Funds to operate, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and other services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses. Each Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, not the Fund.

Opal Capital LLC (the “DIVZ Sub-Adviser”), a Florida limited liability company, serves as sub-adviser to DIVZ. Pursuant to a Sub-Advisory Agreement between the Adviser and DIVZ Sub- Adviser, the Adviser is responsible for trading portfolio securities on behalf of DIVZ, including selecting broker-dealers to execute purchase and sale transactions and the DIVZ Sub-Adviser is responsible for security selection.

RiverNorth Capital Management, LLC (the “RiverNorth ETF’s Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to FLDZ and SPCZ. Pursuant to a Sub-Advisory Agreement between the Adviser and the RiverNorth ETF’s Sub-Adviser, the RiverNorth ETF’s Sub-Adviser is responsible for security selection for each Fund and trading securities on behalf of SPCZ, subject to the supervision of the Adviser and the Board, including the Independent Trustees. The RiverNorth ETF’s Sub-Adviser will donate a majority of its sub-advisory fee from FLDZ or 100% of the profit derived from its management of the Fund, whichever is greater, to the Folds of Honor Foundation, a charity focused on providing scholarships to families of veterans.

Wealth Builder Funds LLC (the “ERNZ Sub-Advisor”), an Illinois limited liability company serves as sub-adviser to ERNZ. Pursuant to a Sub-Advisory Agreement between the Adviser and the ERNZ Sub-Adviser, the ERNZ Sub-Adviser is responsible for security selection, subject to the supervision of the Adviser and the Board, including the Independent Trustees.

Eagle Global Advisors LLC (the “RNWZ Sub-Advisor”), a Texas limited liability company serves as sub-adviser to RNWZ. Pursuant to a Sub- Advisory Agreement between the Adviser and the RNWZ Sub-Adviser, the RNWZ Sub-Adviser is responsible for security selection, subject to the supervision of the Adviser and the Board, including the Independent Trustees.

Black Hill Capital Partners, LLC (the “LRNZ Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to LRNZ. Pursuant to a Sub-Advisory Agreement between the Adviser and the LRNZ Sub-Adviser, the LRNZ Sub-Adviser is responsible for security selection and trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees.

Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the Fund’s administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Fund with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fees. U.S. Bancorp Fund Services, LLC served as the Predecessor Fund’s administrator.

Paralel Distributors LLC, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Funds and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. Foreside Fund Services, LLC served as the Predecessor Fund’s distributor.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Funds’ assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee. U.S. Bancorp Fund Services, LLC served as the Predecessor Funds’ custodian and transfer agent.

36

TrueShares Sub-Advised ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

The officers and the Interested Trustee of the Trust are officers and/or employees of the Administrator, and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fees.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments), and in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales
Polen Dividend Income ETF	$89,717,494	$89,841,080	$94,055,388	$37,258,807
RiverNorth Enhanced Pre-Merger SPAC ETF	3,808,906	3,804,901	-	465,434
RiverNorth Patriot ETF	1,567,080	1,703,166	1,419,851	1,605,331
TrueShares Active Yield ETF	1,141,339,924	1,143,836,591	7,358,394	78,681,395
TrueShares Eagle Global Renewable Energy Income ETF	1,904,708	1,950,671	1,020,645	1,237,844
TrueShares Technology, AI & Deep Learning ETF	5,359,582	5,803,035	951,785	7,866,405

NOTE 6 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Funds only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of a Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Beneficial Interest transactions were as follows:

	For the Year Ended	For the Year Ended
Polen Dividend Income ETF	December 31, 2025	December 31, 2024
Shares sold	2,780,000	4,600,000
Shares redeemed	(1,120,000)	(2,630,000)
Net increase in shares outstanding	1,660,000	1,970,000

	For the Year Ended	For the Year Ended
RiverNorth Enhanced Pre-Merger SPAC ETF	December 31, 2025	December 31, 2024
Shares sold	20,000	10,000
Shares redeemed	(20,000)	(40,000)
Net decrease in shares outstanding	–	(30,000)

	For the Year Ended	For the Year Ended
RiverNorth Patriot ETF	December 31, 2025	December 31, 2024
Shares sold	50,000	120,000
Shares redeemed	(60,000)	(120,000)
Net decrease in shares outstanding	(10,000)	–

		For the Period April 30,
		2024 (Commencement of
	For the Year Ended	Operations) through
TrueShares Active Yield ETF	December 31, 2025	December 31, 2024
Shares sold	340,000	11,190,000
Shares redeemed	(3,970,000)	(4,740,000)
Net increase/(decrease) in shares outstanding	(3,630,000)	6,450,000

	For the Year Ended	For the Year Ended
TrueShares Eagle Global Renewable Energy Income ETF	December 31, 2025	December 31, 2024
Shares sold	50,000	80,000
Shares redeemed	(60,000)	(80,000)
Net decrease in shares outstanding	(10,000)	–

37

TrueShares Sub-Advised ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

	For the Year Ended	For the Year Ended
TrueShares Technology, AI & Deep Learning ETF	December 31, 2025	December 31, 2024
Shares sold	20,000	240,000
Shares redeemed	(190,000)	(360,000)
Net decrease in shares outstanding	(170,000)	(120,000)

NOTE 7 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

As determined on December 31, 2025, permanent differences resulting primarily from in-kind redemptions, non-deductible expenses, net operating losses, and the utilization of earnings and profits distributed to shareholders on redemption of shares were reclassified at fiscal year-end. These reclassifications had no effect on net increase in net assets resulting from operations, net assets applicable to common stockholders or net asset value per common share outstanding. Permanent book and tax basis differences of the below were reclassified at December 31, 2025 among paid-in capital and total distributable earnings/(accumulated deficit) for the Funds.

		Total Distributable
		Earnings/(Accumulated
Fund	Paid-in Capital	Deficit)
Polen Dividend Income ETF	$8,627,863	$(8,627,863)
RiverNorth Enhanced Pre-Merger SPAC ETF	47,016	(47,016)
RiverNorth Patriot ETF	311,840	(311,840)
TrueShares Active Yield ETF	(2,175,910)	2,175,910
TrueShares Eagle Global Renewable Energy Income ETF	143,619	(143,619)
TrueShares Technology, AI & Deep Learning ETF	2,394,616	(2,394,616)

The character of distributions paid on a tax basis during the year ended December 31, 2025 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
Polen Dividend Income ETF	$4,830,558	$–	$–
RiverNorth Enhanced Pre-Merger SPAC ETF	476,970	123,800	–
RiverNorth Patriot ETF	57,853	–	–
TrueShares Active Yield ETF	11,102,331	–	1,213,479
TrueShares Eagle Global Renewable Energy Income ETF	50,802	–	7,593
TrueShares Technology, AI & Deep Learning ETF	—	–	–

The character of distributions paid on a tax basis during the year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
Polen Dividend Income ETF	$2,917,573	$–	$–
RiverNorth Enhanced Pre-Merger SPAC ETF	186,432	28,351	–
RiverNorth Patriot ETF	45,051	–	–
TrueShares Active Yield ETF	7,435,244	–	595,316
TrueShares Eagle Global Renewable Energy Income ETF	53,703	–	–
TrueShares Technology, AI & Deep Learning ETF	—	–	–

38

TrueShares Sub-Advised ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

The amounts of net unrealized appreciation/depreciation and the costs of investment securities for tax purposes at December 31, 2025 were as follows:

			Net
	Gross	Gross	Appreciation/		Cost of
	Appreciation	Depreciation	(Depreciation)	Net Unrealized	Investments for
	(excess of value	(excess of tax	of Foreign	Appreciation/	Income Tax
	over tax cost)	cost over value)	Currency	(Depreciation)	Purposes(a)
Polen Dividend Income ETF	$23,621,662	$(4,932,092)	$–	$18,689,570	$193,584,869
RiverNorth Enhanced Pre-Merger SPAC ETF	33,439	(7,176)	–	26,263	4,937,931
RiverNorth Patriot ETF	250,327	(230,050)	–	20,277	3,732,985
TrueShares Active Yield ETF	1,082,757	(3,574,557)	21	(2,491,779)	60,011,014
TrueShares Eagle Global Renewable Energy Income ETF	325,546	(52,726)	12	272,832	2,449,647
TrueShares Technology, AI & Deep Learning ETF	11,031,071	(2,630,226)	–	8,400,845	24,969,557

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sales and investments in partnerships, passive foreign investment companies, and grantor trusts for the Funds.

As of December 31, 2025, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Fund	Ordinary Income	Accumulated Capital Gains/ (Losses)	Net Appreciation/ (Depreciation)	Other Book to Tax Differences
Polen Dividend Income ETF	$945	$(13,048,363)	$18,689,570	$–
RiverNorth Enhanced Pre-Merger SPAC ETF	–	(403)	26,263	(27,393)
RiverNorth Patriot ETF	–	(757,179)	20,277	–
TrueShares Active Yield ETF	–	(28,689,943)	(2,491,779)	53,612
TrueShares Eagle Global Renewable Energy Income ETF	–	(388,108)	272,832	–
TrueShares Technology, AI & Deep Learning ETF	–	(14,743,665)	8,400,845	–

As of December 31, 2025, the following amount is available as capital loss carry forwards to the next year:

	No Expiration	No Expiration
Fund	Short-Term	Long-Term
Polen Dividend Income ETF	$(8,017,113)	$(5,031,250)
RiverNorth Enhanced Pre-Merger SPAC ETF	—	—
RiverNorth Patriot ETF	(435,577)	(321,602)
TrueShares Active Yield ETF	(28,480,711)	(209,232)
TrueShares Eagle Global Renewable Energy Income ETF	(142,564)	(245,544)
TrueShares Technology, AI & Deep Learning ETF	(1,498,883)	(13,244,782)

SPCZ has elected to defer to the period ending December 31, 2026 post-October capital losses in the amount of $403 and late-year ordinary losses in the amount of $27,393.

NOTE 8 - INDEMNIFICATIONS

In the normal course of business, the Trust or Funds enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Funds’ maximum exposure under these arrangements is unknown, however, the Funds expect the risk of loss to be remote.

NOTE 9 - SUBSEQUENT EVENTS

On January 30, 2026, Polen Dividend Income ETF paid a distribution of $0.03206 per share and TrueShares Active Yield ETF paid a distribution of $0.08029 per share to shareholders of record on January 29, 2026.

On February 19, 2026, the Board of Trustees of Elevation Series Trust approved a plan of liquidation and dissolution of TrueShares Active Yield ETF. Under the plan, the Fund is expected to cease accepting creation orders, while secondary market trading may continue until the shares are delisted, at which time Fund will liquidate its investments, settle liabilities, and distribute the remaining net assets to shareholders on a pro rata basis. The liquidation is expected to be completed in April, 2026.

39

TrueShares Sub-Advised ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of TrueShares Sub-Advised ETFs

And Board of Trustees of Elevation Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Elevation Series Trust comprising the funds listed below (the “Funds”) as of December 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Polen Dividend Income ETF (formerly Opal Dividend Income ETF)	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022 and for the period January 27, 2021 (commencement of operations) through December 31, 2021
RiverNorth Enhanced Pre-Merger SPAC ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023 and for the period July 11, 2022 (commencement of operations) through December 31, 2022
RiverNorth Patriot ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022 and for the one day ended December 31, 2021 (commencement of operations)
TrueShares Active Yield ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the year ended December 31, 2025 and for the period April 30, 2024 (commencement of operations) through December 31, 2024
TrueShares Eagle Global Renewal Energy Income ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023 and for the period December 8, 2022 (commencement of operations) through December 31, 2022
TrueShares Technology, AI & Deep Learning ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2019.

40

TrueShares Sub-Advised ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

February 27, 2026

41

TrueShares Sub-Advised ETFs

UNAUDITED TAX DESIGNATIONS AND ADDITIONAL INFORMATION

December 31, 2025 (Unaudited)

The Funds designate the following as percentages of taxable ordinary income distributions, up to the maximum amount allowable, for the calendar year ended December 31, 2025:

	Dividends Received	Qualified Dividend Income
Fund	Deduction	Percentage
Polen Dividend Income ETF	91.74%	100.00%
RiverNorth Enhanced Pre-Merger SPAC ETF	0.00%	0.00%
RiverNorth Patriot ETF	89.75%	89.75%
TrueShares Active Yield ETF	0.27%	2.75%
TrueShares Eagle Global Renewable Energy Income ETF	20.76%	100.00%
TrueShares Technology, AI & Deep Learning ETF	0.00%	0.00%

RNWZ designated the following for federal income tax purposes for the year ended December 31, 2025: Foreign Taxes Paid $11,117, Foreign Source Income $60,190

Pursuant to Section 852 (b)(3) of the Internal Revenue Code, SPCZ designated $144,463 as long-term capital gain distribution for the year ended December 31, 2025.

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2025 via Form 1099. The Fund will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

PROXY VOTING

The policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities held by the Funds are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free (877) 774-TRUE (8783). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge at www.sec.gov or by calling toll-free (877) 774-TRUE (8783).

42

TrueShares Structured Outcome ETFs

TrueShares Structured Outcome (January) ETF (CBOE BZX Exchange, Inc.: JANZ)

TrueShares Structured Outcome (February) ETF (CBOE BZX Exchange, Inc.: FEBZ)

TrueShares Structured Outcome (March) ETF (CBOE BZX Exchange, Inc.: MARZ)

TrueShares Structured Outcome (April) ETF (CBOE BZX Exchange, Inc.: APRZ)

TrueShares Structured Outcome (May) ETF (CBOE BZX Exchange, Inc.: MAYZ)

TrueShares Structured Outcome (June) ETF (CBOE BZX Exchange, Inc.: JUNZ)

TrueShares Structured Outcome (July) ETF (CBOE BZX Exchange, Inc.: JULZ)

TrueShares Structured Outcome (August) ETF (CBOE BZX Exchange, Inc.: AUGZ)

TrueShares Structured Outcome (September) ETF (CBOE BZX Exchange, Inc.: SEPZ)

TrueShares Structured Outcome (October) ETF (CBOE BZX Exchange, Inc.: OCTZ)

TrueShares Structured Outcome (November) ETF (CBOE BZX Exchange, Inc.: NOVZ)

TrueShares Structured Outcome (December) ETF (CBOE BZX Exchange, Inc.: DECZ)

Annual Financial Statements

December 31, 2025

TABLE OF CONTENTS

Schedules of Investments	3

Statements of Assets and Liabilities	15

Statements of Operations	17

Statements of Changes in Net Assets	19

Financial Highlights	31

Notes to Financial Statements	43

Report of Independent Registered Public Accounting Firm	58

Unaudited Tax Designations and Additional Information	60

TrueShares Structured Outcome (January) ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 6.87%
Call Options Purchased - 6.87%
SPDR S&P 500 ETF Trust 12/31/2026, $681.92, $62,395,680	915	$5,235,874

TOTAL PURCHASED OPTIONS (Cost $5,235,874)		5,235,874

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 12.69%

Treasury Bills
12/24/2026, 3.49%	$10,000,000	9,669,673

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,669,329)		9,669,673

	Shares	Value
MONEY MARKET FUNDS - 54.59%(a)
State Street Institutional US Government Money Market Fund, Administration Class, 3.48% (7-day yield)(b)	41,588,957	41,588,957

TOTAL MONEY MARKET FUNDS (Cost $41,588,957)		41,588,957

TOTAL INVESTMENTS - 74.15% (Cost $56,494,160)		$56,494,504

Other Assets in Excess of Liabilities - 25.85%		19,694,803

NET ASSETS - 100.00%		$76,189,307

(a)	As of December 31, 2025, the Fund's investment in the security represented more than 25% of the Fund's net assets. The Fund's financial condition and the results of operations may be significantly impacted by changes in the performance of the security. The financial statements and other information about the security are available in SEC filings at www.sec.gov.
(b)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	12/31/2026	$613.73	(1,241)	$2,660,370	$(84,626,272)	$(2,660,370)
					$2,660,370	$(84,626,272)	$(2,660,370)

See Notes to Financial Statements.

TrueShares Structured Outcome (February) ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 10.83%
Call Options Purchased - 10.83%
SPDR S&P 500 ETF Trust 1/30/2026, $601.82, $12,751,904	187	$1,549,932

TOTAL PURCHASED OPTIONS (Cost $961,756)		1,549,932

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 77.99%

Treasury Bills
1/22/2026, 4.17%(a)	$11,182,000	11,159,957

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,155,908)		11,159,957

	Shares	Value
MONEY MARKET FUNDS - 8.03%
State Street Institutional US Government Money Market Fund, Administration Class, 3.48% (7-day yield)(b)	1,148,673	1,148,673

TOTAL MONEY MARKET FUNDS (Cost $1,148,673)		1,148,673

TOTAL INVESTMENTS - 96.85% (Cost $13,266,337)		$13,858,562

Other Assets in Excess of Liabilities - 3.15%		451,021

NET ASSETS - 100.00%		$14,309,583

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of December 31, 2025, the aggregate value of those securities was $3,992,115, representing 27.90% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	1/30/2026	$541.64	(247)	$284,515	$(16,843,424)	$(5,278)
					$284,515	$(16,843,424)	$(5,278)

See notes to financial statements.

TrueShares Structured Outcome (March) ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 12.24%
Call Options Purchased - 12.24%
SPDR S&P 500 ETF Trust 2/27/2026, $594.18, $15,002,240	220	$2,055,775

TOTAL PURCHASED OPTIONS (Cost $1,135,450)		2,055,775

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 86.46%

Treasury Bills
2/19/2026, 4.20%(a)	$14,596,000	14,526,833

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,516,765)		14,526,833

	Shares	Value
MONEY MARKET FUNDS - 0.08%
State Street Institutional US Government Money Market Fund, Administration Class, 3.48% (7-day yield)(b)	13,630	13,630

TOTAL MONEY MARKET FUNDS (Cost $13,630)		13,630

TOTAL INVESTMENTS - 98.78% (Cost $15,665,845)		$16,596,238

Other Assets in Excess of Liabilities - 1.22%		205,820

NET ASSETS - 100.00%		$16,802,058

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of December 31, 2025, the aggregate value of those securities was $7,962,090, representing 47.39% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	2/27/2026	$534.76	(291)	$425,667	$(19,843,872)	$(19,968)
					$425,667	$(19,843,872)	$(19,968)

See Notes to Financial Statements.

TrueShares Structured Outcome (April) ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

Underlying Security/Expiration Date/Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 16.87%
Call Options Purchased - 16.87%
SPDR S&P 500 ETF Trust 3/31/2026, $559.39, $14,729,472	216	$2,777,088

TOTAL PURCHASED OPTIONS
(Cost $1,442,507)		2,777,088

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 82.52%
Treasury Bills
3/19/2026, 4.09%(a)	$13,682,000	13,580,858

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,567,217)		13,580,858

	Shares	Value
MONEY MARKET FUNDS - 0.08%
State Street Institutional US Government Money Market Fund, Administration Class, 3.48% (7-day yield)(b)	12,885	12,885

TOTAL MONEY MARKET FUNDS
(Cost $12,885)		12,885

TOTAL INVESTMENTS - 99.47%
(Cost $15,022,609)		$16,370,831

Other Assets in Excess of Liabilities - 0.53%		86,667

NET ASSETS - 100.00%		$16,457,498

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of December 31, 2025, the aggregate value of those securities was $3,970,431, representing 24.13% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	3/31/2026	$503.45	(288)	$384,864	$(19,639,296)	$(32,112)
					$384,864	$(19,639,296)	$(32,112)

See Notes to Financial Statements.

TrueShares Structured Outcome (May) ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

Underlying Security/Expiration Date/Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 17.88%
Call Options Purchased - 17.88%
SPDR S&P 500 ETF Trust 4/30/2026, $554.54, $13,774,784	202	$2,754,617

TOTAL PURCHASED OPTIONS
(Cost $1,647,491)		2,754,617

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 82.37%
Treasury Bills
4/16/2026, 4.12%(a)	$12,818,000	12,687,760

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,673,848)		12,687,760

	Shares	Value
MONEY MARKET FUNDS - 0.08%
State Street Institutional US Government Money Market Fund, Administration Class, 3.48% (7-day yield)(b)	12,459	12,459

TOTAL MONEY MARKET FUNDS
(Cost $12,459)		12,459

TOTAL INVESTMENTS - 100.33%
(Cost $14,333,798)		$15,454,836

Liabilities in Excess of Other Assets - (0.33)%		(51,485)

NET ASSETS - 100.00%		$15,403,351

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of December 31, 2025, the aggregate value of those securities was $4,949,196, representing 32.13% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	4/30/2026	$499.09	(266)	$381,090	$(18,139,072)	$(46,744)
					$381,090	$(18,139,072)	$(46,744)

See Notes to Financial Statements.

TrueShares Structured Outcome (June) ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

Underlying Security/Expiration Date/Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 13.91%
Call Options Purchased - 13.91%
SPDR S&P 500 ETF Trust 5/29/2026, $589.39, $11,115,296	163	$1,751,435

TOTAL PURCHASED OPTIONS
(Cost $986,248)		1,751,435

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 84.50%
Treasury Bills
5/14/2026, 4.13%(a)	$10,773,000	10,635,922

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,616,517)		10,635,922

	Shares	Value
MONEY MARKET FUNDS - 0.08%
State Street Institutional US Government Money Market Fund, Administration Class, 3.48% (7-day yield)(b)	9,720	9,720

TOTAL MONEY MARKET FUNDS
(Cost $9,720)		9,720

TOTAL INVESTMENTS - 98.49%
(Cost $11,612,485)		$12,397,077

Other Assets in Excess of Liabilities - 1.51%		189,742

NET ASSETS - 100.00%		$12,586,819

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of December 31, 2025, the aggregate value of those securities was $2,961,827, representing 23.53% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	5/29/2026	$530.45	(216)	$362,152	$(14,729,472)	$(71,591)
					$362,152	$(14,729,472)	$(71,591)

See Notes to Financial Statements.

TrueShares Structured Outcome (July) ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

Underlying Security/Expiration Date/Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 12.23%
Call Options Purchased - 12.23%
SPDR S&P 500 ETF Trust 6/30/2026, $617.85, $19,025,568	279	$2,367,566

TOTAL PURCHASED OPTIONS
(Cost $1,432,122)		2,367,566

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 77.26%
Treasury Bills
6/11/2026, 4.09%(a)	$15,199,000	14,964,384

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,933,110)		14,964,384

	Shares	Value
MONEY MARKET FUNDS - 0.61%
State Street Institutional US Government Money Market Fund, Administration Class, 3.48% (7-day yield)(b)	117,491	117,491

TOTAL MONEY MARKET FUNDS
(Cost $117,491)		117,491

TOTAL INVESTMENTS - 90.10%
(Cost $16,482,723)		$17,449,441

Other Assets in Excess of Liabilities - 9.90%		1,917,948

NET ASSETS - 100.00%		$19,367,389

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of December 31, 2025, the aggregate value of those securities was $4,922,819, representing 25.42% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	6/30/2026	$556.07	(360)	$659,859	$(24,549,120)	$(210,319)
					$659,859	$(24,549,120)	$(210,319)

See Notes to Financial Statements.

TrueShares Structured Outcome (August) ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

Underlying Security/Expiration Date/Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 9.97%
Call Options Purchased - 9.97%
SPDR S&P 500 ETF Trust 7/31/2026, $632.08, $21,344,096	313	$2,421,831

TOTAL PURCHASED OPTIONS
(Cost $1,691,781)		2,421,831

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 89.31%
Treasury Bills
7/9/2026, 4.09%(a)	$22,093,000	21,701,330

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,642,209)		21,701,330

	Shares	Value
MONEY MARKET FUNDS - 0.08%
State Street Institutional US Government Money Market Fund, Administration Class, 3.48% (7-day yield)(b)	19,130	19,130

TOTAL MONEY MARKET FUNDS
(Cost $19,130)		19,130

TOTAL INVESTMENTS - 99.36%
(Cost $23,353,120)		$24,142,291

Other Assets in Excess of Liabilities - 0.64%		156,586

NET ASSETS - 100.00%		$24,298,877

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of December 31, 2025, the aggregate value of those securities was $5,402,495, representing 22.23% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	7/31/2026	$568.87	(419)	$730,714	$(28,572,448)	$(339,390)
					$730,714	$(28,572,448)	$(339,390)

See Notes to Financial Statements.

TrueShares Structured Outcome (September) ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

Underlying Security/Expiration Date/Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 8.99%
Call Options Purchased - 8.99%
SPDR S&P 500 ETF Trust 8/31/2026, $645.05, $94,241,344	1,382	$9,850,647

TOTAL PURCHASED OPTIONS
(Cost $7,402,646)		9,850,647

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 92.00%
Treasury Bills
8/6/2026, 3.93%(a)	$102,879,000	100,792,325

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $100,584,089)		100,792,325

	Shares	Value
MONEY MARKET FUNDS - 0.07%
State Street Institutional US Government Money Market Fund, Administration Class, 3.48% (7-day yield)(b)	80,222	80,222

TOTAL MONEY MARKET FUNDS
(Cost $80,222)		80,222

TOTAL INVESTMENTS - 101.06%
(Cost $108,066,957)		$110,723,194

Liabilities in Excess of Other Assets - (1.06)%		(1,165,490)

NET ASSETS - 100.00%		$109,557,704

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of December 31, 2025, the aggregate value of those securities was $48,986,839, representing 44.71% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	8/31/2026	$580.55	(1,841)	$3,398,892	$(125,541,472)	$(1,969,262)
					$3,398,892	$(125,541,472)	$(1,969,262)

See Notes to Financial Statements.

TrueShares Structured Outcome (October) ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

Underlying Security/Expiration Date/Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 7.26%
Call Options Purchased - 7.26%
SPDR S&P 500 ETF Trust 9/30/2026, $666.18, $30,413,632	446	$2,594,516

TOTAL PURCHASED OPTIONS
(Cost $2,447,039)		2,594,516

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 94.38%
Treasury Bills
9/3/2026, 3.66%(a)	$34,525,000	33,743,930

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $33,716,484)		33,743,930

	Shares	Value
MONEY MARKET FUNDS - 0.08%
State Street Institutional US Government Money Market Fund, Administration Class, 3.48% (7-day yield)(b)	27,851	27,851

TOTAL MONEY MARKET FUNDS
(Cost $27,851)		27,851

TOTAL INVESTMENTS - 101.72%
(Cost $36,191,374)		$36,366,297

Liabilities in Excess of Other Assets - (1.72)%		(616,268)

NET ASSETS - 100.00%		$35,750,029

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of December 31, 2025, the aggregate value of those securities was $7,330,325, representing 20.50% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	9/30/2026	$599.56	(609)	$1,318,723	$(41,528,928)	$(901,972)
					$1,318,723	$(41,528,928)	$(901,972)

See Notes to Financial Statements.

TrueShares Structured Outcome (November) ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

Underlying Security/Expiration Date/Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 6.38%
Call Options Purchased - 6.38%
SPDR S&P 500 ETF Trust 10/30/2026, $682.06, $15,275,008	224	$1,147,581

TOTAL PURCHASED OPTIONS
(Cost $1,358,998)		1,147,581

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 82.71%
Treasury Bills
10/29/2026, 3.71%(a)	$15,318,000	14,889,971

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,868,504)		14,889,971

	Shares	Value
MONEY MARKET FUNDS - 0.35%
State Street Institutional US Government Money Market Fund, Administration Class, 3.48% (7-day yield)(b)	62,887	62,887

TOTAL MONEY MARKET FUNDS
(Cost $62,887)		62,887

TOTAL INVESTMENTS - 89.44%
(Cost $16,290,389)		$16,100,439

Other Assets in Excess of Liabilities - 10.56%		1,901,603

NET ASSETS - 100.00%		$18,002,042

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of December 31, 2025, the aggregate value of those securities was $4,860,285, representing 27.00% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	10/30/2026	$613.85	(305)	$693,440	$(20,798,560)	$(559,873)
					$693,440	$(20,798,560)	$(559,873)

See Notes to Financial Statements.

TrueShares Structured Outcome (December) ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

Underlying Security/Expiration Date/Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 6.74%
Call Options Purchased - 6.74%
SPDR S&P 500 ETF Trust 11/30/2026, $683.39, $49,166,432	721	$3,908,786

TOTAL PURCHASED OPTIONS
(Cost $4,327,654)		3,908,786

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 95.27%
Treasury Bills
11/27/2026, 3.59%(a)	$56,987,000	55,241,621

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $55,186,914)		55,241,621

	Shares	Value
MONEY MARKET FUNDS - 0.11%
State Street Institutional US Government Money Market Fund, Administration Class, 3.48% (7-day yield)(b)	61,524	61,524

TOTAL MONEY MARKET FUNDS
(Cost $61,524)		61,524

TOTAL INVESTMENTS - 102.12%
(Cost $59,576,092)		$59,211,931

Liabilities in Excess of Other Assets - (2.12)%		(1,231,854)

NET ASSETS - 100.00%		$57,980,077

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of December 31, 2025, the aggregate value of those securities was $16,964,016, representing 29.26% of net assets.

(b)	Rate disclosed is a 7-Day Yield as of December 31, 2025.

Percentages are stated as a percent of net assets.

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	11/30/2026	$615.05	(974)	$2,227,252	$(66,419,008)	$(1,953,688)
					$2,227,252	$(66,419,008)	$(1,953,688)

See Notes to Financial Statements.

TrueShares Structured Outcome ETFs

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF	TrueShares Structured Outcome (June) ETF

ASSETS:
Investments, at value	$56,494,504	$13,858,562	$16,596,238	$16,370,831	$15,454,836	$12,397,077
Cash	4,979,425	—	—	—	—	—
Deposits with broker for purchased options	10,704,925	465,233	237,196	129,817	4,872	270,251
Receivable for investments sold	11,928,073	—	—	—	—	—
Dividends receivable	33,803	260	195	271	881	201
Total Assets	84,140,730	14,324,055	16,833,629	16,500,919	15,460,589	12,667,529
LIABILITIES:
Bank overdraft	—	100	—	—	—	—
Payable to Investment Advisor	55,179	9,094	11,603	11,309	10,494	9,119
Payable for investments purchased	5,235,874	—	—	—	—	—
Written options, at value	2,660,370	5,278	19,968	32,112	46,744	71,591
Total Liabilities	7,951,423	14,472	31,571	43,421	57,238	80,710
NET ASSETS	$76,189,307	$14,309,583	$16,802,058	$16,457,498	$15,403,351	$12,586,819

NET ASSETS CONSIST OF
Paid in capital	$77,409,625	$13,612,768	$16,139,437	$15,091,053	$14,532,555	$11,506,988
Total distributable earnings/(accumulated deficit)	(1,220,318)	696,815	662,621	1,366,445	870,796	1,079,831
NET ASSETS	$76,189,307	$14,309,583	$16,802,058	$16,457,498	$15,403,351	$12,586,819

INVESTMENTS, AT COST	$56,494,160	$13,266,337	$15,665,845	$15,022,609	$14,333,798	$11,612,485
PREMIUMS RECEIVED ON WRITTEN OPTIONS	$2,660,370	$284,515	$425,667	$384,864	$381,090	$362,152

Net asset value:
Net assets	$76,189,307	$14,309,583	$16,802,058	$16,457,498	$15,403,351	$12,586,819
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,000,000	380,000	490,000	440,000	460,000	385,000
Net asset value, price per share	$38.09	$37.66	$34.29	$37.40	$33.49	$32.69

See Notes to Financial Statements.

TrueShares Structured Outcome ETFs

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025 (Continued)

	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF

ASSETS:
Investments, at value	$17,449,441	$24,142,291	$110,723,194	$36,366,297	$16,100,439	$59,211,931
Deposits with broker for purchased options	2,142,703	512,488	877,627	310,015	2,474,529	755,068
Dividends receivable	898	305	1,517	487	245	7,015
Total Assets	19,593,042	24,655,084	111,602,338	36,676,799	18,575,213	59,974,014
LIABILITIES:
Bank overdraft	100	—	—	—	—	—
Payable to Investment Advisor	15,234	16,817	75,372	24,798	13,298	40,249
Written options, at value	210,319	339,390	1,969,262	901,972	559,873	1,953,688
Total Liabilities	225,653	356,207	2,044,634	926,770	573,171	1,993,937
NET ASSETS	$19,367,389	$24,298,877	$109,557,704	$35,750,029	$18,002,042	$57,980,077

NET ASSETS CONSIST OF
Paid in capital	$17,521,295	$23,629,439	$105,522,157	$35,168,037	$19,107,679	$60,719,971
Total distributable earnings/(accumulated deficit)	1,846,094	669,438	4,035,547	581,992	(1,105,637)	(2,739,894)
NET ASSETS	$19,367,389	$24,298,877	$109,557,704	$35,750,029	$18,002,042	$57,980,077

INVESTMENTS, AT COST	$16,482,723	$23,353,120	$108,066,957	$36,191,374	$16,290,389	$59,576,092
PREMIUMS RECEIVED ON WRITTEN OPTIONS	$659,859	$730,714	$3,398,892	$1,318,723	$693,440	$2,227,252

Net asset value:
Net assets	$19,367,389	$24,298,877	$109,557,704	$35,750,029	$18,002,042	$57,980,077
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	460,000	575,000	2,595,000	840,000	410,000	1,440,000
Net asset value, price per share	$42.10	$42.26	$42.22	$42.56	$43.91	$40.26

See Notes to Financial Statements.

TrueShares Structured Outcome ETFs

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	TrueShares Structured Outcome (January) ETF(a)	TrueShares Structured Outcome (February) ETF(a)	TrueShares Structured Outcome (March) ETF(a)	TrueShares Structured Outcome (April) ETF(a)	TrueShares Structured Outcome (May) ETF(a)	TrueShares Structured Outcome (June) ETF(a)
INVESTMENT INCOME:
Dividends	$78,064	$8,517	$16,448	$17,735	$13,322	$7,771
Interest and other income	1,262,313	370,053	668,542	665,198	399,595	348,226
Interest on deposits with broker	12,496	5,866	5,120	10,913	8,331	6,667
Total Investment Income	1,352,873	384,436	690,110	693,846	421,248	362,664
EXPENSES:
Investment advisory fees	283,243	78,291	138,575	144,756	91,186	74,861
Other expenses	12	24	12	12	36	—
Total Expenses	283,255	78,315	138,587	144,768	91,222	74,861
NET INVESTMENT INCOME	1,069,618	306,121	551,523	549,078	330,026	287,803
Net realized gain/(loss) on:
Investments	(587,549)	26,134	(465,095)	(266,161)	(401,787)	6,318
Investments sold in-kind	2,778,185	599,728	1,241,776	(184,101)	—	85,101
Written options	113,089	(40,776)	(198,320)	(67,205)	143,004	31,817
Written options in-kind	727,041	123,625	451,680	705,680	—	93,171
Total Net Realized Gain/(Loss)	3,030,766	708,711	1,030,041	188,213	(258,783)	216,407
Net change in unrealized appreciation/ depreciation on:
Investments	(5,888)	21,551	(280,557)	355,100	853,028	585,894
Written options	1,072	138,484	(31,107)	(297,954)	240,386	229,466
Total Net Change in Unrealized Appreciation/Depreciation	(4,816)	160,035	(311,664)	57,146	1,093,414	815,360
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,025,950	868,746	718,377	245,359	834,631	1,031,767
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,095,568	$1,174,867	$1,269,900	$794,437	$1,164,657	$1,319,570

(a)	The Funds acquired all of the assets and liabilities of their respective series of Listed Funds Trust (the “Predecessor ETFs”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Funds have been adopted by the Funds and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Funds, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome ETFs

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025 (Continued)

	TrueShares Structured Outcome (July) ETF(a)	TrueShares Structured Outcome (August) ETF(a)	TrueShares Structured Outcome (September) ETF(b)	TrueShares Structured Outcome (October) ETF(b)	TrueShares Structured Outcome (November) ETF(b)	TrueShares Structured Outcome (December) ETF(b)
INVESTMENT INCOME:
Dividends	$43,666	$25,542	$234,961	$56,735	$9,552	$24,282
Interest and other income	1,375,325	1,012,546	2,777,219	881,251	832,813	2,227,181
Interest on deposits with broker	25,195	24,808	29,193	14,649	23,834	21,212
Total Investment Income	1,444,186	1,062,896	3,041,373	952,635	866,199	2,272,675
EXPENSES:
Investment advisory fees	277,885	209,679	636,533	196,629	181,364	447,481
Other expenses	12	—	12	—	12	—
Total Expenses	277,897	209,679	636,545	196,629	181,376	447,481
NET INVESTMENT INCOME	1,166,289	853,217	2,404,828	756,006	684,823	1,825,194
Net realized gain/(loss) on:
Investments	1,606,348	(397,631)	74,702	446,732	122,894	(1,454,249)
Investments sold in-kind	995,862	1,666,764	8,212,994	866,512	1,716,099	1,164,629
Written options	317,973	8,787	81,995	355,274	204,180	(1,465,401)
Written options in-kind	807,019	524,074	2,336,965	362,560	547,314	834,865
Total Net Realized Gain/(Loss)	3,727,202	1,801,994	10,706,656	2,031,078	2,590,487	(920,156)
Net change in unrealized appreciation/ depreciation on:
Investments	(107,806)	296,582	2,239,833	193,210	(398,597)	858,590
Written options	(31,588)	144,689	1,139,043	305,323	(91,374)	641,320
Total Net Change in Unrealized Appreciation/Depreciation	(139,394)	441,271	3,378,876	498,533	(489,971)	1,499,910
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,587,808	2,243,265	14,085,532	2,529,611	2,100,516	579,754
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,754,097	$3,096,482	$16,490,360	$3,285,617	$2,785,339	$2,404,948

(a)	The Funds acquired all of the assets and liabilities of their respective series of Listed Funds Trust (the “Predecessor ETFs”), in a tax free reorganization that occurred as of the close of business on September 9, 2025. Performance and financial history of the Predecessor Funds have been adopted by the Funds and will be used going forward. As a result, the information for the period prior to the close of business on September 9, 2025, reflects that of the Predecessor Funds, which ceased operations as of the date of the reorganization.

(b)	The Funds acquired all of the assets and liabilities of their respective series of Listed Funds Trust (the “Predecessor ETFs”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Funds have been adopted by the Funds and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Funds, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (January) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment income	$1,069,618	$637,105
Net realized gain	3,030,766	2,604,247
Net change in unrealized appreciation/depreciation	(4,816)	5,437
Net increase in net assets resulting from operations	4,095,568	3,246,789
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(1,082,700)	(731,620)
Net decrease in net assets from distributions	(1,082,700)	(731,620)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	153,269,131	68,166,267
Shares redeemed	(107,237,652)	(48,926,323)
ETF transaction fees	—	12,142
Net increase in net assets derived from beneficial interest transactions	46,031,479	19,252,086
Net increase in net assets	49,044,347	21,767,255
NET ASSETS
Beginning of period	27,144,960	5,377,705
End of period	$76,189,307	$27,144,960

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (January) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (February) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment income	$306,121	$213,513
Net realized gain	708,711	308,542
Net change in unrealized appreciation/depreciation	160,035	436,927
Net increase in net assets resulting from operations	1,174,867	958,982
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(421,481)	(253,412)
Net decrease in net assets from distributions	(421,481)	(253,412)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	18,177,438	5,897,048
Shares redeemed	(11,168,563)	(3,721,188)
ETF transaction fees	—	438
Net increase in net assets derived from beneficial interest transactions	7,008,875	2,176,298
Net increase in net assets	7,762,261	2,881,868
NET ASSETS
Beginning of period	6,547,322	3,665,454
End of period	$14,309,583	$6,547,322

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (February) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (March) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment income	$551,523	$817,938
Net realized gain	1,030,041	1,571,591
Net change in unrealized appreciation/depreciation	(311,664)	1,298,819
Net increase in net assets resulting from operations	1,269,900	3,688,348
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(553,916)	(899,328)
Net decrease in net assets from distributions	(553,916)	(899,328)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	40,755,587	52,256,786
Shares redeemed	(44,451,939)	(39,168,156)
ETF transaction fees	—	12,301
Net increase/(decrease) in net assets derived from beneficial interest transactions	(3,696,352)	13,100,931
Net increase/(decrease) in net assets	(2,980,368)	15,889,951
NET ASSETS
Beginning of period	19,782,426	3,892,475
End of period	$16,802,058	$19,782,426

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (March) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (April) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment income	$549,078	$658,363
Net realized gain	188,213	1,499,929
Net change in unrealized appreciation/depreciation	57,146	1,188,188
Net increase in net assets resulting from operations	794,437	3,346,480
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(552,002)	(655,696)
Net decrease in net assets from distributions	(552,002)	(655,696)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	38,919,996	43,342,628
Shares redeemed	(46,350,532)	(27,450,054)
ETF transaction fees	—	12,239
Net increase/(decrease) in net assets derived from beneficial interest transactions	(7,430,536)	15,904,813
Net increase/(decrease) in net assets	(7,188,101)	18,595,597
NET ASSETS
Beginning of period	23,645,599	5,050,002
End of period	$16,457,498	$23,645,599

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (April) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (May) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment income	$330,026	$188,837
Net realized gain/(loss)	(258,783)	505,647
Net change in unrealized appreciation/depreciation	1,093,414	1,005
Net increase in net assets resulting from operations	1,164,657	695,489
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(331,347)	(187,684)
Net decrease in net assets from distributions	(331,347)	(187,684)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	16,159,746	9,352,858
Shares redeemed	(11,232,949)	(4,652,501)
ETF transaction fees	—	1,048
Net increase in net assets derived from beneficial interest transactions	4,926,797	4,701,405
Net increase in net assets	5,760,107	5,209,210
NET ASSETS
Beginning of period	9,643,244	4,434,034
End of period	$15,403,351	$9,643,244

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (May) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (June) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment income	$287,803	$159,817
Net realized gain	216,407	489,075
Net change in unrealized appreciation/depreciation	815,360	5,202
Net increase in net assets resulting from operations	1,319,570	654,094
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(289,150)	(182,184)
Net decrease in net assets from distributions	(289,150)	(182,184)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	22,120,976	5,750,511
Shares redeemed	(15,168,971)	(4,899,811)
ETF transaction fees	—	878
Net increase in net assets derived from beneficial interest transactions	6,952,005	851,578
Net increase in net assets	7,982,425	1,323,488
NET ASSETS
Beginning of period	4,604,394	3,280,906
End of period	$12,586,819	$4,604,394

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (June) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (July) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment income	$1,166,289	$1,105,067
Net realized gain	3,727,202	1,851,537
Net change in unrealized appreciation/depreciation	(139,394)	1,021,992
Net increase in net assets resulting from operations	4,754,097	3,978,596
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(2,418,518)	(1,097,643)
Net decrease in net assets from distributions	(2,418,518)	(1,097,643)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	64,568,252	70,884,014
Shares redeemed	(80,882,404)	(53,471,501)
ETF transaction fees	—	16,268
Net increase/(decrease) in net assets derived from beneficial interest transactions	(16,314,152)	17,428,781
Net increase/(decrease) in net assets	(13,978,573)	20,309,734
NET ASSETS
Beginning of period	33,345,962	13,036,228
End of period	$19,367,389	$33,345,962

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (July) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on September 9, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on September 9, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (August) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment income	$853,217	$655,347
Net realized gain	1,801,994	1,557,443
Net change in unrealized appreciation/depreciation	441,271	440,650
Net increase in net assets resulting from operations	3,096,482	2,653,440
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(881,935)	(653,147)
Net decrease in net assets from distributions	(881,935)	(653,147)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	83,285,965	28,815,758
Shares redeemed	(77,276,111)	(30,235,960)
ETF transaction fees	—	5,457
Net increase/(decrease) in net assets derived from beneficial interest transactions	6,009,854	(1,414,745)
Net increase in net assets	8,224,401	585,548
NET ASSETS
Beginning of period	16,074,476	15,488,928
End of period	$24,298,877	$16,074,476

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (August) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on September 9, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on September 9, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (September) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment income	$2,404,828	$700,186
Net realized gain	10,706,656	2,613,036
Net change in unrealized appreciation/depreciation	3,378,876	144,613
Net increase in net assets resulting from operations	16,490,360	3,457,835
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(2,407,641)	(698,133)
Net decrease in net assets from distributions	(2,407,641)	(698,133)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	211,014,792	31,516,005
Shares redeemed	(134,859,350)	(32,190,918)
ETF transaction fees	—	5,092
Net increase/(decrease) in net assets derived from beneficial interest transactions	76,155,442	(669,821)
Net increase in net assets	90,238,161	2,089,881
NET ASSETS
Beginning of period	19,319,543	17,229,662
End of period	$109,557,704	$19,319,543

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (September) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (October) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment income	$756,006	$206,376
Net realized gain	2,031,078	1,210,247
Net change in unrealized appreciation/depreciation	498,533	(167,955)
Net increase in net assets resulting from operations	3,285,617	1,248,668
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(1,426,984)	(192,856)
Net decrease in net assets from distributions	(1,426,984)	(192,856)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	59,638,700	26,172,866
Shares redeemed	(41,060,263)	(15,597,202)
ETF transaction fees	—	6,682
Net increase in net assets derived from beneficial interest transactions	18,578,437	10,582,346
Net increase in net assets	20,437,070	11,638,158
NET ASSETS
Beginning of period	15,312,959	3,674,801
End of period	$35,750,029	$15,312,959

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (October) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (November) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment income	$684,823	$651,823
Net realized gain	2,590,487	3,811,893
Net change in unrealized appreciation/depreciation	(489,971)	(1,171,442)
Net increase in net assets resulting from operations	2,785,339	3,292,274
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(691,645)	(649,213)
Net decrease in net assets from distributions	(691,645)	(649,213)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	29,461,640	26,258,436
Shares redeemed	(36,098,835)	(24,429,865)
ETF transaction fees	—	1,075
Net increase/(decrease) in net assets derived from beneficial interest transactions	(6,637,195)	1,829,646
Net increase/(decrease) in net assets	(4,543,501)	4,472,707
NET ASSETS
Beginning of period	22,545,543	18,072,836
End of period	$18,002,042	$22,545,543

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (November) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (December) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment income	$1,825,194	$1,876,821
Net realized gain/(loss)	(920,156)	9,803,821
Net change in unrealized appreciation/depreciation	1,499,910	(2,694,546)
Net increase in net assets resulting from operations	2,404,948	8,986,096
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(1,913,348)	(1,869,389)
Net decrease in net assets from distributions	(1,913,348)	(1,869,389)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	113,114,137	96,864,661
Shares redeemed	(130,010,884)	(69,778,537)
ETF transaction fees	—	7,786
Net increase/(decrease) in net assets derived from beneficial interest transactions	(16,896,747)	27,093,910
Net increase/(decrease) in net assets	(16,405,147)	34,210,617
NET ASSETS
Beginning of period	74,385,224	40,174,607
End of period	$57,980,077	$74,385,224

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (December) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

TrueShares Structured Outcome (January) ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Period January 4, 2021 (Commencement of Operations) through December 31, 2021(a)
Net Asset Value - Beginning of Period	$34.36	$29.88	$25.77	$29.10		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	1.08	1.19	0.95	(0.08)		(0.19)
Net realized and unrealized gain/(loss) on investments	3.19	4.20 (c)	3.92 (c)	(3.20	)(c)	5.61	(c)
Total from Investment Operations	4.27	5.39	4.87	(3.28)		5.42

DISTRIBUTIONS:
From net investment income	(0.54)	(0.81)	(0.77)	—		—
Net realized gains	—	(0.12)	—	(0.05)		(1.32)
Total Distributions	(0.54)	(0.93)	(0.77)	(0.05)		(1.32)

ETF transaction fees per share	—	0.02	0.01	0.00	(d)	0.00	(d)
Net Increase/(Decrease) in net asset value	3.73	4.48	4.11	(3.33)		4.10
Net Asset Value - End of Period	$38.09	$34.36	$29.88	$25.77		$29.10
TOTAL RETURN(e)	12.40%	18.10%	18.91%	(11.29%)		21.65%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$76,189	$27,145	$5,378	$3,866		$2,182
Ratio of net operating expenses to average net assets	0.79%	0.79%	0.79%	0.79%		0.79	%(f)
Ratio of net investment income/(loss) to average net assets	2.99%	3.58%	3.40%	(0.32%)		(0.77	%)(f)
Portfolio turnover rate(g)(h)	—	—	—	2,899%		—

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (January) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005.

(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (February) ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Period February 1, 2021 (Commencement of Operations) through December 31, 2021(a)
Net Asset Value - Beginning of Period	$34.46	$30.55	$27.04	$30.15		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	1.12	1.17	1.01	(0.02)		(0.20)
Net realized and unrealized gain/(loss) on investments	3.28	4.07 (c)	4.58 (c)	(3.09	)(c)	5.35	(c)
Total from Investment Operations	4.40	5.24	5.59	(3.11)		5.15

DISTRIBUTIONS:
From net investment income	(0.91)	(1.05)	(0.92)	—		—
Net realized gains	(0.29)	(0.28)	(1.16)	—		—
Total Distributions	(1.20)	(1.33)	(2.08)	—		—

ETF transaction fees per share	—	0.00 (d)	0.00 (d)	0.00	(d)	0.00	(d)
Net Increase/(Decrease) in net asset value	3.20	3.91	3.51	(3.11)		5.15
Net Asset Value - End of Period	$37.66	$34.46	$30.55	$27.04		$30.15
TOTAL RETURN(e)	12.74%	17.12%	20.64%	(10.30%)		20.58%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$14,310	$6,547	$3,665	$2,704		$3,768
Ratio of net operating expenses to average net assets	0.79%	0.79%	0.79%	0.79%		0.79	%(f)
Ratio of net investment income/(loss) to average net assets	3.09%	3.48%	3.38%	(0.09%)		(0.77	%)(f)
Portfolio turnover rate(g)(h)	—	—	—	1,309%		—

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (February) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005.

(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (March) ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31, 2025 (a)	For the Year Ended December 31, 2024 (a)	For the Year Ended December 31, 2023 (a)	For the Year Ended December 31, 2022 (a)		For the Period March 1, 2021 (Commencement of Operations) through December 31, 2021(a)
Net Asset Value - Beginning of Period	$31.40	$27.80	$24.77	$28.62		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	1.02	1.16	0.88	0.01		(0.17)
Net realized and unrealized gain/(loss) on investments	3.00	3.84 (c)	4.19 (c)	(3.67	)(c)	4.48	(c)
Total from Investment Operations	4.02	5.00	5.07	(3.66)		4.31

DISTRIBUTIONS:
From net investment income	(1.13)	(1.29)	(0.91)	(0.01)		—
Net realized gains	—	(0.13)	(1.13)	(0.18)		(0.70)
Total Distributions	(1.13)	(1.42)	(2.04)	(0.19)		(0.70)

ETF transaction fees per share	—	0.02	0.00 (d)	0.00	(d)	0.01
Net Increase in net asset value	2.89	3.60	3.03	3.85		3.62
Net Asset Value - End of Period	$34.29	$31.40	$27.80	$24.77		$28.62
TOTAL RETURN(e)	12.76%	18.00%	20.45%	(12.76%)		17.24%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$16,802	$19,782	$3,892	$3,716		$5,724
Ratio of net operating expenses to average net assets	0.79%	0.79%	0.79%	0.79%		0.79	%(f)
Ratio of net investment income/(loss) to average net assets	3.15%	3.76%	3.25%	0.03%		(0.76	%)(f)
Portfolio turnover rate(g)(h)	—	—	67%	1,280%		—

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (March) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005.

(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (April) ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Period April 1, 2021 (Commencement of Operations) through December 31, 2021(a)
Net Asset Value - Beginning of Period	$34.27	$29.71	$24.99	$28.40		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	1.06	1.25	0.80	0.14		(0.16)
Net realized and unrealized gain/(loss) on investments	3.32	4.24 (c)	4.78 (c)	(3.40	)(c)	3.56	(c)
Total from Investment Operations	4.38	5.49	5.58	(3.26)		3.40

DISTRIBUTIONS:
From net investment income	(1.25)	(0.95)	(0.86)	(0.15)		—
Total Distributions	(1.25)	(0.95)	(0.86)	(0.15)		—

ETF transaction fees per share	—	0.02	0.00 (c)	0.00	(d)	0.00	(d)
Net Increase/(Decrease) in net asset value	3.13	4.56	4.72	(3.41)		3.40
Net Asset Value - End of Period	$37.40	$34.27	$29.71	$24.99		$28.40
TOTAL RETURN(e)	12.76%	18.52%	22.28%	(11.47%)		13.59%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$16,457	$23,646	$5,050	$5,624		$6,389
Ratio of net operating expenses to average net assets	0.79%	0.79%	0.79%	0.79%		0.79	%(f)
Ratio of net investment income/(loss) to average net assets	2.99%	3.73%	2.88%	0.55%		(0.77	%)(f)
Portfolio turnover rate(g)(h)	—	741%	—	1,153%		—

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (April) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005.

(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (May) ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Period May 3, 2021 (Commencement of Operations) through December 31, 2021(a)
Net Asset Value - Beginning of Period	$30.14	$26.08	$23.13	$27.09		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.90	1.03	0.75	0.13		(0.13)
Net realized and unrealized gain/(loss) on investments	3.17	3.61 (c)	2.92 (c)	(3.93	)(c)	2.72	(c)
Total from Investment Operations	4.07	4.64	3.67	(3.80)		2.59

DISTRIBUTIONS:
From net investment income	(0.72)	(0.59)	(0.72)	(0.16)		—
Net realized gains	—	—	—	—		(0.51)
Total Distributions	(0.72)	(0.59)	(0.72)	(0.16)		(0.51)

ETF transaction fees per share	—	0.01	0.00 (d)	0.00	(d)	0.01
Net Increase/(Decrease) in net asset value	3.35	4.06	2.95	(3.96)		2.09
Net Asset Value - End of Period	$33.49	$30.14	$26.08	$23.13		$27.09
TOTAL RETURN(e)	13.50%	17.76%	15.87%	(14.03%)		10.39%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$15,403	$9,643	$4,434	$3,469		$5,417
Ratio of net operating expenses to average net assets	0.79%	0.79%	0.79%	0.79%		0.79	%(f)
Ratio of net investment income/(loss) to average net assets	2.86%	3.56%	3.02%	0.54%		(0.77	%)(f)
Portfolio turnover rate(g)(h)	—	—	—	—		—

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (May) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005.

(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (June) ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Period June 1, 2021 (Commencement of Operations) through December 31, 2021(a)
Net Asset Value - Beginning of Period	$29.71	$26.25	$23.78	$27.45		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.95	1.09	0.82	0.11		(0.12)
Net realized and unrealized gain/(loss) on investments	2.78	3.54 (c)	3.21 (c)	(3.65	)(c)	2.66	(c)
Total from Investment Operations	3.73	4.63	4.03	(3.54)		2.54

DISTRIBUTIONS:
From net investment income	(0.75)	(1.03)	(1.10)	(0.13)		—
Net realized gains	—	(0.15)	(0.48)	—		(0.09)
Total Distributions	(0.75)	(1.18)	(1.58)	(0.13)		(0.09)

ETF transaction fees per share	—	0.01	0.02	0.00	(d)	0.00	(d)
Net Increase/(Decrease) in net asset value	2.98	3.46	2.47	(3.67)		2.45
Net Asset Value - End of Period	$32.69	$29.71	$26.25	$23.78		$27.45
TOTAL RETURN(e)	12.55%	17.60%	17.02%	(12.87%)		10.13%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$12,587	$4,604	$3,281	$2,972		$4,117
Ratio of net operating expenses to average net assets	0.79%	0.79%	0.79%	0.79%		0.79	%(f)
Ratio of net investment income/(loss) to average net assets	3.04%	3.75%	3.22%	0.46%		(0.77	%)(f)
Portfolio turnover rate(g)(h)	—	—	637%	—		—

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (June) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005.

(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (July) ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31, 2025 (a)	For the Year Ended December 31, 2024 (a)	For the Year Ended December 31, 2023 (a)	For the Year Ended December 31, 2022 (a)		For the Year Ended December 31, 2021 (a)
Net Asset Value - Beginning of Period	$41.68	$36.21	$31.84	$35.21		$29.20

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	1.44	1.58	1.15	0.16		(0.25)
Net realized and unrealized gain/(loss) on investments	4.02	5.24 (c)	4.51 (c)	(3.51	)(c)	6.25 (c)
Total from Investment Operations	5.46	6.82	5.66	(3.35)		6.00

DISTRIBUTIONS:
From net investment income	(2.56)	(1.37)	(1.30)	(0.02)		—
Net realized gains	(2.48)	—	—	—		—
Total Distributions	(5.04)	(1.37)	(1.30)	(0.02)		—

ETF transaction fees per share	—	0.02	0.01	0.00	(d)	0.01
Net Increase/(Decrease) in net asset value	0.42	5.47	4.37	(3.37)		6.01
Net Asset Value - End of Period	$42.10	$41.68	$36.21	$31.84		$35.21
TOTAL RETURN(e)	12.95%	18.85%	17.81%	(9.50%)		20.56%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$19,367	$33,346	$13,036	$11,939		$14,963
Ratio of net operating expenses to average net assets	0.79%	0.79%	0.79%	0.79%		0.79%
Ratio of net investment income/(loss) to average net assets	3.31%	3.87%	3.31%	0.49%		(0.76%)
Portfolio turnover rate(f)(g)	—	—	—	—		1,307%

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (July) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 9, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on September 9, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005.

(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (August) ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Year Ended December 31, 2021(a)
Net Asset Value - Beginning of Period	$38.73	$34.04	$30.02	$33.70		$27.89

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	1.28	1.44	1.14	0.16		(0.24)
Net realized and unrealized gain/(loss) on investments	3.78	4.81 (c)	4.03 (c)	(3.72	)(c)	6.04 (c)
Total from Investment Operations	5.06	6.25	5.17	(3.56)		5.80

DISTRIBUTIONS:
From net investment income	(1.53)	(1.57)	(1.16)	(0.12)		—
Total Distributions	(1.53)	(1.57)	(1.16)	(0.12)		—

ETF transaction fees per share	—	0.01	0.01	0.00	(d)	0.01
Net Increase/(Decrease) in net asset value	3.53	4.69	4.02	(3.68)		5.81
Net Asset Value - End of Period	$42.26	$38.73	$34.04	$30.02		$33.70
TOTAL RETURN(e)	13.02%	18.35%	17.25%	(10.55%)		20.83%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$24,299	$16,074	$15,489	$12,761		$18,536
Ratio of net operating expenses to average net assets	0.79%	0.79%	0.79%	0.80%		0.79%
Ratio of net investment income/(loss) to average net assets	3.21%	3.82%	3.51%	0.51%		(0.77%)
Portfolio turnover rate(f)(g)	—	—	228%	134%		1,297%

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (August) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 9, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on September 9, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005.

(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (September) ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Year Ended December 31, 2021(a)
Net Asset Value - Beginning of Period	$38.26	$33.46	$29.43	$32.33		$26.63

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	1.22	1.34	1.00	0.18		(0.23)
Net realized and unrealized gain/(loss) on investments	3.67	4.83 (c)	4.22 (c)	(2.88	)(c)	5.94 (c)
Total from Investment Operations	4.89	6.17	5.22	(2.70)		5.71

DISTRIBUTIONS:
From net investment income	(0.93)	(1.38)	(1.19)	(0.20)		—
Net realized gains	—	—	—	—		(0.02)
Total Distributions	(0.93)	(1.38)	(1.19)	(0.20)		(0.02)

ETF transaction fees per share	—	0.01	0.00 (d)	0.00	(d)	0.01
Net Increase/(Decrease) in net asset value	3.96	4.80	4.03	(2.90)		5.70
Net Asset Value - End of Period	$42.22	$38.26	$33.46	$29.43		$32.33
TOTAL RETURN(e)	12.76%	18.43%	17.72%	(8.34%)		20.83%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$109,558	$19,320	$17,230	$20,598		$25,861
Ratio of net operating expenses to average net assets	0.79%	0.79%	0.79%	0.79%		0.79%
Ratio of net investment income/(loss) to average net assets	2.98%	3.61%	3.15%	0.60%		(0.76%)
Portfolio turnover rate(f)(g)	—	—	—	—		1,301%

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (September) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005.

(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (October) ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Year Ended December 31, 2021(a)
Net Asset Value - Beginning of Period	$39.26	$33.41	$29.18	$32.75		$27.21

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	1.24	1.28	1.00	0.14		(0.23)
Net realized and unrealized gain/(loss) on investments	3.76	5.02 (c)	4.31 (c)	(3.51	)(c)	5.77 (c)
Total from Investment Operations	5.00	6.30	5.31	(3.37)		5.54

DISTRIBUTIONS:
From net investment income	(0.93)	(0.49)	(1.09)	(0.20)		—
Net realized gains	(0.77)	—	—	—		—
Total Distributions	(1.70)	(0.49)	(1.09)	(0.20)		—

ETF transaction fees per share	—	0.04	0.01	0.00	(d)	0.00 (d)
Net Increase/(Decrease) in net asset value	3.30	5.85	4.23	(3.57)		5.54
Net Asset Value - End of Period	$42.56	$39.26	$33.41	$29.18		$32.75
TOTAL RETURN(e)	12.68%	18.99%	18.23%	(10.31%)		20.37%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$35,750	$15,313	$3,675	$4,377		$8,189
Ratio of net operating expenses to average net assets	0.79%	0.79%	0.79%	0.79%		0.79%
Ratio of net investment income/(loss) to average net assets	3.03%	3.38%	3.19%	0.48%		(0.77%)
Portfolio turnover rate(f)(g)	—	—	3%	—		1,021%

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (October) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005.

(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (November) ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Year Ended December 31, 2021(a)
Net Asset Value - Beginning of Period	$40.26	$34.76	$30.07	$33.37		$27.62

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	1.24	1.31	1.20	0.07		(0.24)
Net realized and unrealized gain/(loss) on investments	3.98	5.37 (c)	4.27 (c)	(3.30	)(c)	6.14 (c)
Total from Investment Operations	5.22	6.68	5.47	(3.23)		5.90

DISTRIBUTIONS:
From net investment income	(1.57)	(1.18)	(0.79)	(0.07)		—
Net realized gains	—	—	—	—		(0.17)
Total Distributions	(1.57)	(1.18)	(0.79)	(0.07)		(0.17)

ETF transaction fees per share	—	0.00 (d)	0.01	0.00	(d)	0.02
Net Increase/(Decrease) in net asset value	3.65	5.50	4.69	(3.30)		5.75
Net Asset Value - End of Period	$43.91	$40.26	$34.76	$30.07		$33.37
TOTAL RETURN(e)	12.93%	19.19%	18.21%	(9.66%)		21.40%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$18,002	$22,546	$18,073	$9,772		$14,181
Ratio of net operating expenses to average net assets	0.79%	0.79%	0.79%	0.79%		0.79%
Ratio of net investment income/(loss) to average net assets	2.98%	3.39%	3.65%	0.23%		(0.76%)
Portfolio turnover rate(f)(g)	—	—	—	—		1,302%

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (November) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005.

(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome (December) ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31, 2025(a)	For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)		For the Year Ended December 31, 2021(a)
Net Asset Value - Beginning of Period	$37.01	$31.88	$27.36	$30.43		$25.44

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	1.23	1.25	1.22	(0.05)		(0.21)
Net realized and unrealized gain/(loss) on investments	3.34	4.81 (c)	3.68 (c)	(2.63	)(c)	5.33 (c)
Total from Investment Operations	4.57	6.06	4.90	(2.68)		5.12

DISTRIBUTIONS:
From net investment income	(1.32)	(0.94)	(0.39)	—		—
Net realized gains	—	—	—	(0.39)		(0.14)
Total Distributions	(1.32)	(0.94)	(0.39)	(0.39)		(0.14)

ETF transaction fees per share	—	0.01	0.01	0.00	(d)	0.01
Net Increase/(Decrease) in net asset value	3.25	5.13	4.52	(3.07)		4.99
Net Asset Value - End of Period	$40.26	$37.01	$31.88	$27.36		$30.43
TOTAL RETURN(e)	12.32%	19.00%	17.97%	(8.80%)		20.17%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$57,980	$74,385	$40,175	$5,472		$6,086
Ratio of net operating expenses to average net assets	0.79%	0.79%	0.79%	0.80%		0.79%
Ratio of net investment income/(loss) to average net assets	3.22%	3.52%	4.02%	(0.17%)		(0.77%)
Portfolio turnover rate(f)(g)	—	—	—	—		1,286%

(a)	The Fund acquired all of the assets and liabilities of TrueShares Structured Outcome (December) ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on August 8, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 8, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005.

(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to twelve series of the Trust, TrueShares Structured Outcome (January) ETF (“JANZ”), TrueShares Structured Outcome (February) ETF (“FEBZ”), TrueShares Structured Outcome (March) ETF (“MARZ”), TrueShares Structured Outcome (April) ETF (“APRZ”), TrueShares Structured Outcome (May) ETF (“MAYZ”), TrueShares Structured Outcome (June) ETF (“JUNZ”), TrueShares Structured Outcome (July) ETF (“JULZ”), TrueShares Structured Outcome (August) ETF (“AUGZ”), TrueShares Structured Outcome (September) ETF (“SEPZ”), TrueShares Structured Outcome (October) ETF (“OCTZ”), TrueShares Structured Outcome (November) ETF (“NOVZ”) and TrueShares Structured Outcome (December) ETF (“DECZ”), (each a “Fund” and collectively the “Funds” or “Structured Outcome ETFs”). Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in options that reference the S&P 500® Price Index, employing a “buffer protect” options strategies that uses such options to seek to achieve exposure to the S&P 500® Price Index while mitigating the first 8% to 12% decline in the S&P 500® Price Index over a 12-month period.

Each Fund is a diversified open-end management company registered under the 1940 Act and commenced operations as listed below:

Fund	Commencement of Operations
TrueShares Structured Outcome (January) ETF	January 4, 2021
TrueShares Structured Outcome (February) ETF	February 1, 2021
TrueShares Structured Outcome (March) ETF	March 1, 2021
TrueShares Structured Outcome (April) ETF	April 1, 2021
TrueShares Structured Outcome (May) ETF	May 3, 2021
TrueShares Structured Outcome (June) ETF	June 1, 2021
TrueShares Structured Outcome (July) ETF	July 1, 2020
TrueShares Structured Outcome (August) ETF	August 3, 2020
TrueShares Structured Outcome (September) ETF	September 1, 2020
TrueShares Structured Outcome (October) ETF	October 1, 2020
TrueShares Structured Outcome (November) ETF	November 2, 2020
TrueShares Structured Outcome (December) ETF	December 1, 2020

On March 5, 2025, the Board of Trustees of Listed Funds Trust approved a tax-free reorganization wherein all of the assets and liabilities of each Predecessor Fund were acquired by its respective Fund. In connection with this acquisition as of the close of business on August 8, 2025, shares of JANZ, FEBZ, MARZ, APRZ, MAYZ, JUNZ, SEPZ, OCTZ, NOVZ and DECZ were exchanged for an equivalent number of shares of the corresponding Funds. The Funds' net assets, net asset value per share, shares outstanding, net unrealized appreciation/depreciation and the results of operations of the Funds were unchanged from that of the Predecessor Funds as a result of the reorganization and were as listed below. Also in connection with this acquisition as of the close of business on September 9, 2025, shares of JULZ and AUGZ were exchanged for an equivalent number of shares of the Funds, and the Funds' net assets, net asset value per share, shares outstanding, net unrealized appreciation/depreciation and the results of operations of the Funds were unchanged from that of the Predecessor Funds as a result of the reorganization and were as listed below.

Fund	Net assets, as a result of the reorganization	Net asset value per share, as a result of the reorganization	Shares outstanding, as a result of the reorganization	Net unrealized appreciation/depreciation, as a result of the reorganization
TrueShares Structured Outcome (January) ETF	$28,197,958	$36.62	770,000	$1,269,978
TrueShares Structured Outcome (February) ETF	12,530,425	36.85	340,000	358,582
TrueShares Structured Outcome (March) ETF	19,473,929	33.58	580,000	709,684
TrueShares Structured Outcome (April) ETF	13,893,988	36.56	380,000	1,023,994
TrueShares Structured Outcome (May) ETF	10,345,010	32.33	320,000	853,693
TrueShares Structured Outcome (June) ETF	13,767,396	31.65	435,000	575,325
TrueShares Structured Outcome (July) ETF	36,296,625	45.37	800,000	1,366,326
TrueShares Structured Outcome (August) ETF	24,650,427	42.14	585,000	459,191
TrueShares Structured Outcome (September) ETF	111,261,768	40.83	2,725,000	9,489,081
TrueShares Structured Outcome (October) ETF	17,188,954	41.92	410,000	1,010,876
TrueShares Structured Outcome (November) ETF	20,630,832	42.98	480,000	1,336,388
TrueShares Structured Outcome (December) ETF	61,445,451	39.39	1,560,000	1,058,016

The Predecessor Funds had investment objectives that were, in all material respects, the same as those of the Funds as described above. The Funds are a continuation of the Predecessor Funds, and therefore, the performance and financial history of the Predecessor Funds have been adopted by the Funds and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on the dates listed above, reflects that of the Predecessor Funds, which ceased operations as of the date of the reorganization.

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the CBOE BZX Exchange. The Funds issue and redeem shares only in creation units ("Creation Units") which are offered on a continuous basis through Paralel Distributors LLC (the "Distributor"), without a

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds' shares are registered under the Securities Act of 1933, as amended.

During the year ended December 31, 2025, the Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of a Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Operations and Risk Committee of the Advisor acts as the Funds’ CODM. Each Fund is considered an operating segment, and their performance and operating results are reviewed to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Financial Statements. The accompanying Financial Statements were prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Financial Statements. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies, including Accounting Standard Update 2013-08.”

During the year ended December 31, 2025, the Funds adopted FASB Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhanced income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. ASU 2023-09 had no material impact to the Funds financial statements during the year.

Portfolio Valuation – The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of each Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including exchange traded funds, are valued at the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Exchange traded funds listed on the NASDAQ Stock Market, Inc. are valued at the NASDAQ official closing price. U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

The following is a summary of the Funds’ investments in the fair value hierarchy as of December 31, 2025:

TrueShares Structured Outcome (January) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$5,235,874	$—	$5,235,874
U.S. Treasury Obligations	—	9,669,673	—	9,669,673
Money Market Funds	41,588,957	—	—	41,588,957
Total	$41,588,957	$14,905,547	$—	$56,494,504

Other Financial Instruments(b)
Liabilities
Written Options	$—	$(2,660,370)	$—	$(2,660,370)
Total	$—	$(2,660,370)	$—	$(2,660,370)

TrueShares Structured Outcome (February) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$1,549,932	$—	$1,549,932
U.S. Treasury Obligations	—	11,159,957	—	11,159,957
Money Market Funds	1,148,673	—	—	1,148,673
Total	$1,148,673	$12,709,889	$—	$13,858,562

Other Financial Instruments(b)
Liabilities
Written Options	$—	$(5,278)	$—	$(5,278)
Total	$—	$(5,278)	$—	$(5,278)

TrueShares Structured Outcome (March) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$2,055,775	$—	$2,055,775
U.S. Treasury Obligations	—	14,526,833	—	14,526,833
Money Market Funds	13,630	—	—	13,630
Total	$13,630	$16,582,608	$—	$16,596,238

Other Financial Instruments(b)
Liabilities
Written Options	$—	$(19,968)	$—	$(19,968)
Total	$—	$(19,968)	$—	$(19,968)

TrueShares Structured Outcome (April) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$2,777,088	$—	$2,777,088
U.S. Treasury Obligations	—	13,580,858	—	13,580,858
Money Market Funds	12,885	—	—	12,885
Total	$12,885	$16,357,946	$—	$16,370,831

Other Financial Instruments(b)
Liabilities
Written Options	$—	$(32,112)	$—	$(32,112)
Total	$—	$(32,112)	$—	$(32,112)

TrueShares Structured Outcome (May) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$2,754,617	$—	$2,754,617
U.S. Treasury Obligations	—	12,687,760	—	12,687,760
Money Market Funds	12,459	—	—	12,459
Total	$12,459	$15,442,377	$—	$15,454,836

Other Financial Instruments(b)
Liabilities
Written Options	$—	$(46,744)	$—	$(46,744)
Total	$—	$(46,744)	$—	$(46,744)

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

TrueShares Structured Outcome (June) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$1,751,435	$—	$1,751,435
U.S. Treasury Obligations	—	10,635,922	—	10,635,922
Money Market Funds	9,720	—	—	9,720
Total	$9,720	$12,387,357	$—	$12,397,077

Other Financial Instruments(b)
Liabilities
Written Options	$—	$(71,591)	$—	$(71,591)
Total	$—	$(71,591)	$—	$(71,591)

TrueShares Structured Outcome (July) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$2,367,566	$—	$2,367,566
U.S. Treasury Obligations	—	14,964,384	—	14,964,384
Money Market Funds	117,491	—	—	117,491
Total	$117,491	$17,331,950	$—	$17,449,441

Other Financial Instruments(b)
Liabilities
Written Options	$—	$(210,319)	$—	$(210,319)
Total	$—	$(210,319)	$—	$(210,319)

TrueShares Structured Outcome (August) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$2,421,831	$—	$2,421,831
U.S. Treasury Obligations	—	21,701,330	—	21,701,330
Money Market Funds	19,130	—	—	19,130
Total	$19,130	$24,123,161	$—	$24,142,291

Other Financial Instruments(b)
Liabilities
Written Options	$—	$(339,390)	$—	$(339,390)
Total	$—	$(339,390)	$—	$(339,390)

TrueShares Structured Outcome (September) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$9,850,647	$—	$9,850,647
U.S. Treasury Obligations	—	100,792,325	—	100,792,325
Money Market Funds	80,222	—	—	80,222
Total	$80,222	$110,642,972	$—	$110,723,194

Other Financial Instruments(b)
Liabilities
Written Options	$—	$(1,969,262)	$—	$(1,969,262)
Total	$—	$(1,969,262)	$—	$(1,969,262)

TrueShares Structured Outcome (October) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$2,594,516	$—	$2,594,516
U.S. Treasury Obligations	—	33,743,930	—	33,743,930
Money Market Funds	27,851	—	—	27,851
Total	$27,851	$36,338,446	$—	$36,366,297

Other Financial Instruments(b)
Liabilities
Written Options	$—	$(901,972)	$—	$(901,972)
Total	$—	$(901,972)	$—	$(901,972)

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

TrueShares Structured Outcome (November) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$1,147,581	$—	$1,147,581
U.S. Treasury Obligations	—	14,889,971	—	14,889,971
Money Market Funds	62,887	—	—	62,887
Total	$62,887	$16,037,552	$—	$16,100,439

Other Financial Instruments(b)
Liabilities
Written Options	$—	$(559,873)	$—	$(559,873)
Total	$—	$(559,873)	$—	$(559,873)

TrueShares Structured Outcome (December) ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$—	$3,908,786	$—	$3,908,786
U.S. Treasury Obligations	—	55,241,621	—	55,241,621
Money Market Funds	61,524	—	—	61,524
Total	$61,524	$59,150,407	$—	$59,211,931
Other Financial Instruments(b)
Liabilities
Written Options	$—	$(1,953,688)	$—	$(1,953,688)
Total	$—	$(1,953,688)	$—	$(1,953,688)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to a Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Distributions to Shareholders: Dividends and distributions from net investment income and net realized capital gains and losses of the Funds, if any, are declared and paid annually or as the Board may determine from time to time.

Federal Income Tax: For federal income tax purposes, the Funds currently intend to qualify, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their earnings to their stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

As of and during the year ended December 31, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. As of December 31, 2025, there were no interest or penalties incurred by the Funds. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - DERIVATIVE FINANCIAL INSTRUMENTS

As a part of their investment strategy, the Funds may invest to a lesser extent in derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allow the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that a Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options. The cash amount, if any, is reported on the Statements of Assets and Liabilities as Deposit with broker for written or purchased options, which is held with one counterparty. The interest incurred, if any, on the Funds is reported on the Statements of Operations as Interest on deposits with broker. Interest amounts payable by the Funds, if any, are reported on the Statements of Assets and Liabilities as Interest payable on deposits with broker.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

As of December 31, 2025, the effects of derivatives instruments on each Fund’s Statement of Assets and Liabilities were as follows:

TrueShares Structured Outcome (January) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$5,235,874
Total		$5,235,874
Liability Derivatives
Equity (Written Options)	Written options, at value	$(2,660,370)
Total		$(2,660,370)

TrueShares Structured Outcome (February) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$1,549,932
Total		$1,549,932
Liability Derivatives
Equity (Written Options)	Written options, at value	$(5,278)
Total		$(5,278)

TrueShares Structured Outcome (March) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$2,055,775
Total		$2,055,775
Liability Derivatives
Equity (Written Options)	Written options, at value	$(19,968)
Total		$(19,968)

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

TrueShares Structured Outcome (April) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$2,777,088
Total		$2,777,088
Liability Derivatives
Equity (Written Options)	Written options, at value	$(32,112)
Total		$(32,112)

TrueShares Structured Outcome (May) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$2,754,617
Total		$2,754,617
Liability Derivatives
Equity (Written Options)	Written options, at value	$(46,744)
Total		$(46,744)

TrueShares Structured Outcome (June) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$1,751,435
Total		$1,751,435
Liability Derivatives
Equity (Written Options)	Written options, at value	$(71,591)
Total		$(71,591)

TrueShares Structured Outcome (July) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$2,367,566
Total		$2,367,566
Liability Derivatives
Equity (Written Options)	Written options, at value	$(210,319)
Total		$(210,319)

TrueShares Structured Outcome (August) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$2,421,831
Total		$2,421,831
Liability Derivatives
Equity (Written Options)	Written options, at value	$(339,390)
Total		$(339,390)

TrueShares Structured Outcome (September) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$9,850,647
Total		$9,850,647
Liability Derivatives
Equity (Written Options)	Written options, at value	$(1,969,262)
Total		$(1,969,262)

TrueShares Structured Outcome (October) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$2,594,516
Total		$2,594,516
Liability Derivatives
Equity (Written Options)	Written options, at value	$(901,972)
Total		$(901,972)

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

TrueShares Structured Outcome (November) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$1,147,581
Total		$1,147,581
Liability Derivatives
Equity (Written Options)	Written options, at value	$(559,873)
Total		$(559,873)

TrueShares Structured Outcome (December) ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity (Purchased Options)	Investments, at value	$3,908,786
Total		$3,908,786
Liability Derivatives
Equity (Written Options)	Written options, at value	$(1,953,688)
Total		$(1,953,688)

For the period ended December 31, 2025, the effects of derivative instruments on each Fund’s Statement of Operations were as follows:

TrueShares Structured Outcome (January) ETF

Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$2,209,672	$779
Equity (Written Options)	Net realized gain/(loss) on written options and written options in-kind/Net change in unrealized appreciation/depreciation on written options	840,130	1,072
Total		$3,049,802	$1,851

TrueShares Structured Outcome (February) ETF

Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$624,740	$19,421
Equity (Written Options)	Net realized gain/(loss) on written options and written options in-kind/Net change in unrealized appreciation/depreciation on written options	82,849	138,484
Total		$707,589	$157,905

TrueShares Structured Outcome (March) ETF

Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$778,689	$(273,894)
Equity (Written Options)	Net realized gain/(loss) on written options and written options in-kind/Net change in unrealized appreciation/depreciation on written options	253,360	(31,107)
Total		$1,032,049	$(305,001)

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

TrueShares Structured Outcome (April) ETF

Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$(441,394)	$362,033
Equity (Written Options)	Net realized gain/(loss) on written options and written options in-kind/Net change in unrealized appreciation/depreciation on written options	638,474	(297,954)
Total		$197,080	$64,079

TrueShares Structured Outcome (May) ETF

Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$(397,328)	$851,001
Equity (Written Options)	Net realized gain/(loss) on written options and written options in-kind/Net change in unrealized appreciation/depreciation on written options	143,004	240,386
Total		$(254,324)	$1,091,387

TrueShares Structured Outcome (June) ETF

Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$87,988	$578,056
Equity (Written Options)	Net realized gain/(loss) on written options and written options in-kind/Net change in unrealized appreciation/depreciation on written options	124,988	229,466
Total		$212,976	$807,522

TrueShares Structured Outcome (July) ETF

Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$2,569,116	$(38,468)
Equity (Written Options)	Net realized gain/(loss) on written options and written options in-kind/Net change in unrealized appreciation/depreciation on written options	1,124,992	(31,588)
Total		$3,694,108	$(70,056)

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

TrueShares Structured Outcome (August) ETF

Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investment securities	$1,263,731	$277,377
Equity (Written Options)	Net realized gain/(loss) on written options and written options in-kind/Net change in unrealized appreciation/depreciation on written options	532,861	144,689
Total		$1,796,592	$422,066

TrueShares Structured Outcome (September) ETF

Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$8,290,099	$2,037,961
Equity (Written Options)	Net realized gain/(loss) on written options and written options in-kind/Net change in unrealized appreciation/depreciation on written options	2,418,960	1,139,043
Total		$10,709,059	$3,177,004

TrueShares Structured Outcome (October) ETF

Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$1,320,701	$166,667
Equity (Written Options)	Net realized gain/(loss) on written options and written options in-kind/Net change in unrealized appreciation/depreciation on written options	717,835	305,323
Total		$2,038,536	$471,990

TrueShares Structured Outcome (November) ETF

Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$1,851,414	$(426,932)
Equity (Written Options)	Net realized gain/(loss) on written options and written options in-kind/Net change in unrealized appreciation/depreciation on written options	751,494	(91,374)
Total		$2,602,908	$(518,306)

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

TrueShares Structured Outcome (December) ETF

Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/Depreciation on Derivatives
Equity (Purchased Options)	Net realized gain/(loss) on investments and investments sold in-kind/Net change in unrealized appreciation/depreciation on investments	$(312,702)	$889,144
Equity (Written Options)	Net realized gain/(loss) on written options and written options in-kind/Net change in unrealized appreciation/depreciation on written options	(630,536)	641,320
Total		$(943,238)	$1,530,464

The average monthly notional value of purchased and written option contracts for the Structured Outcome ETFs was the following for the year ended December 31, 2025.

Fund	Purchased Options	Written Options
TrueShares Structured Outcome (January) ETF	$30,865,220	$41,651,159
TrueShares Structured Outcome (February) ETF	8,658,136	11,427,018
TrueShares Structured Outcome (March) ETF	14,910,721	19,849,520
TrueShares Structured Outcome (April) ETF	15,141,849	20,644,502
TrueShares Structured Outcome (May) ETF	9,988,014	13,489,387
TrueShares Structured Outcome (June) ETF	8,258,000	11,088,163
TrueShares Structured Outcome (July) ETF	30,404,725	39,703,957
TrueShares Structured Outcome (August) ETF	24,585,362	33,125,830
TrueShares Structured Outcome (September) ETF	69,880,309	82,974,766
TrueShares Structured Outcome (October) ETF	21,207,501	28,600,716
TrueShares Structured Outcome (November) ETF	19,015,701	25,946,458
TrueShares Structured Outcome (December) ETF	46,922,196	58,108,153

NOTE 4 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC ("TMG"), the controlling shareholder of the Adviser, and became the Adviser's controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board and the Funds approved the continuance of the Adviser prior to the close of the change in control.

Pursuant to the Investment Advisory Agreements, each Fund pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of 0.79% of each Fund’s average daily net assets.

Out of the Unitary Management Fees, the Adviser has agreed to pay substantially all of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the Funds to operate, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.

Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the Fund’s administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Funds with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fees. U.S. Bancorp Fund Services, LLC served as the Predecessor Fund’s administrator.

Paralel Distributors LLC, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Funds and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. Foreside Fund Services, LLC served as the Predecessor Fund’s distributor.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Funds’ assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee. U.S. Bancorp Fund Services, LLC served as the Predecessor Funds’ custodian and transfer agent.

The officers and the Interested Trustee of the Trust are officers and/or employees of the Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fees.

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2025, there were no purchases or sales of investments, excluding short-term investments and in-kind transactions.

NOTE 6 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Funds only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of a Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Beneficial Interest transactions were as follows:

TrueShares Structured Outcome (January) ETF	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Shares sold	4,050,000	2,050,000
Shares redeemed	(2,840,000)	(1,440,000)
Net increase/(decrease) in shares outstanding	1,210,000	610,000

TrueShares Structured Outcome (February) ETF	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Shares sold	510,000	190,000
Shares redeemed	(320,000)	(120,000)
Net increase in shares outstanding	190,000	70,000

TrueShares Structured Outcome (March) ETF	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Shares sold	1,270,000	1,800,000
Shares redeemed	(1,410,000)	(1,310,000)
Net increase/(decrease) in shares outstanding	(140,000)	490,000

TrueShares Structured Outcome (April) ETF	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Shares sold	1,150,000	1,350,000
Shares redeemed	(1,400,000)	(830,000)
Net increase/(decrease) in shares outstanding	(250,000)	520,000

TrueShares Structured Outcome (May) ETF	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Shares sold	510,000	320,000
Shares redeemed	(370,000)	(170,000)
Net increase in shares outstanding	140,000	150,000

TrueShares Structured Outcome (June) ETF	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Shares sold	730,000	200,000
Shares redeemed	(500,000)	(170,000)
Net increase in shares outstanding	230,000	30,000

TrueShares Structured Outcome (July) ETF	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Shares sold	1,530,000	1,760,000
Shares redeemed	(1,870,000)	(1,320,000)
Net increase/(decrease) in shares outstanding	(340,000)	440,000

TrueShares Structured Outcome (August) ETF	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Shares sold	2,140,000	760,000
Shares redeemed	(1,980,000)	(800,000)
Net increase/(decrease) in shares outstanding	160,000	(40,000)

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

TrueShares Structured Outcome (September) ETF	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Shares sold	5,360,000	830,000
Shares redeemed	(3,270,000)	(840,000)
Net increase/(decrease) in shares outstanding	2,090,000	(10,000)

TrueShares Structured Outcome (October) ETF	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Shares sold	1,430,000	670,000
Shares redeemed	(980,000)	(390,000)
Net increase in shares outstanding	450,000	280,000

TrueShares Structured Outcome (November) ETF	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Shares sold	670,000	640,000
Shares redeemed	(820,000)	(600,000)
Net increase/(decrease) in shares outstanding	(150,000)	40,000

TrueShares Structured Outcome (December) ETF	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Shares sold	2,850,000	2,560,000
Shares redeemed	(3,420,000)	(1,810,000)
Net increase/(decrease) in shares outstanding	(570,000)	750,000

NOTE 7 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

As determined on December 31, 2025, permanent differences resulting primarily from in-kind redemptions and the utilization of earnings and profits distributed to shareholders on redemption of shares were reclassified at fiscal year-end. These reclassifications had no effect on net increase in net assets resulting from operations, net assets applicable to common stockholders or net asset value per common share outstanding. Permanent book and tax basis differences of the below were reclassified at December 31, 2025 among paid-in capital and total distributable earnings/(accumulated deficit) for the Funds.

Fund	Paid-in Capital	Total Distributable Earnings/(Accumulated Deficit)
TrueShares Structured Outcome (January) ETF	$3,463,152	$(3,463,152)
TrueShares Structured Outcome (February) ETF	768,728	(768,728)
TrueShares Structured Outcome (March) ETF	1,684,632	(1,684,632)
TrueShares Structured Outcome (April) ETF	521,322	(521,322)
TrueShares Structured Outcome (May) ETF	(168)	168
TrueShares Structured Outcome (June) ETF	210,904	(210,904)
TrueShares Structured Outcome (July) ETF	1,924,577	(1,924,577)
TrueShares Structured Outcome (August) ETF	2,138,369	(2,138,369)
TrueShares Structured Outcome (September) ETF	10,516,739	(10,516,739)
TrueShares Structured Outcome (October) ETF	1,350,682	(1,350,682)
TrueShares Structured Outcome (November) ETF	2,214,944	(2,214,944)
TrueShares Structured Outcome (December) ETF	1,726,831	(1,726,831)

The character of distributions paid on a tax basis during the year ended December 31, 2025 were as follows:

Fund	Ordinary Income
TrueShares Structured Outcome (January) ETF	$1,082,700
TrueShares Structured Outcome (February) ETF	421,481
TrueShares Structured Outcome (March) ETF	553,916
TrueShares Structured Outcome (April) ETF	552,002
TrueShares Structured Outcome (May) ETF	331,347
TrueShares Structured Outcome (June) ETF	289,150
TrueShares Structured Outcome (July) ETF	2,418,518
TrueShares Structured Outcome (August) ETF	881,935
TrueShares Structured Outcome (September) ETF	2,407,641
TrueShares Structured Outcome (October) ETF	1,426,984
TrueShares Structured Outcome (November) ETF	691,645
TrueShares Structured Outcome (December) ETF	1,913,348

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

The character of distributions paid on a tax basis during the year ended December 31, 2024 were as follows:

Fund	Ordinary Income
TrueShares Structured Outcome (January) ETF	$731,620
TrueShares Structured Outcome (February) ETF	253,412
TrueShares Structured Outcome (March) ETF	899,328
TrueShares Structured Outcome (April) ETF	655,696
TrueShares Structured Outcome (May) ETF	187,684
TrueShares Structured Outcome (June) ETF	182,184
TrueShares Structured Outcome (July) ETF	1,097,643
TrueShares Structured Outcome (August) ETF	653,147
TrueShares Structured Outcome (September) ETF	698,133
TrueShares Structured Outcome (October) ETF	192,856
TrueShares Structured Outcome (November) ETF	649,213
TrueShares Structured Outcome (December) ETF	1,869,389

The amounts of net unrealized appreciation/depreciation and the costs of investment securities for tax purposes at December 31, 2025 were as follows:

	Gross Appreciation (excess of value over tax cost)(a)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Derivative Investments	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(a)
TrueShares Structured Outcome (January) ETF	$345	$–	$–	$345	$56,494,160
TrueShares Structured Outcome (February) ETF	426,029	(8,451)	279,237	696,815	13,440,984
TrueShares Structured Outcome (March) ETF	692,997	–	405,699	1,098,696	15,903,241
TrueShares Structured Outcome (April) ETF	1,330,627	(2,766)	352,751	1,680,612	15,042,970
TrueShares Structured Outcome (May) ETF	1,119,165	(3,327)	334,345	1,450,183	14,338,998
TrueShares Structured Outcome (June) ETF	786,007	(1,792)	290,563	1,074,778	11,612,862
TrueShares Structured Outcome (July) ETF	952,705	–	449,541	1,402,246	16,496,736
TrueShares Structured Outcome (August) ETF	789,067	–	391,323	1,180,390	23,353,224
TrueShares Structured Outcome (September) ETF	2,656,134	(11)	1,429,631	4,085,754	108,067,071
TrueShares Structured Outcome (October) ETF	166,693	(1,453)	416,752	581,992	36,201,057
TrueShares Structured Outcome (November) ETF	21,346	(211,416)	133,567	(56,503)	16,290,509
TrueShares Structured Outcome (December) ETF	51,602	(418,868)	273,565	(93,701)	59,579,197

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale loss deferrals.

As of December 31, 2025, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Total
TrueShares Structured Outcome (January) ETF	$—	$(1,220,663)	$345	$(1,220,318)
TrueShares Structured Outcome (February) ETF	—	–	696,815	696,815
TrueShares Structured Outcome (March) ETF	—	(436,075)	1,098,696	662,621
TrueShares Structured Outcome (April) ETF	—	(314,167)	1,680,612	1,366,445
TrueShares Structured Outcome (May) ETF	—	(579,387)	1,450,183	870,796
TrueShares Structured Outcome (June) ETF	5,053	–	1,074,778	1,079,831
TrueShares Structured Outcome (July) ETF	443,848	–	1,402,246	1,846,094
TrueShares Structured Outcome (August) ETF	—	(510,952)	1,180,390	669,438
TrueShares Structured Outcome (September) ETF	—	(50,207)	4,085,754	4,035,547
TrueShares Structured Outcome (October) ETF	—	–	581,992	581,992
TrueShares Structured Outcome (November) ETF	—	(1,049,134)	(56,503)	(1,105,637)
TrueShares Structured Outcome (December) ETF	—	(2,646,193)	(93,701)	(2,739,894)

TrueShares Structured Outcome ETFs

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

As of December 31, 2025, the following amount is available as capital loss carry forwards to the next year:

Fund	No Expiration Short-Term	No Expiration Long-Term
TrueShares Structured Outcome (January) ETF	$(1,220,573)	$(90)
TrueShares Structured Outcome (February) ETF	—	—
TrueShares Structured Outcome (March) ETF	(431,942)	(4,133)
TrueShares Structured Outcome (April) ETF	(313,532)	(635)
TrueShares Structured Outcome (May) ETF	(579,360)	(27)
TrueShares Structured Outcome (June) ETF	—	—
TrueShares Structured Outcome (July) ETF	—	—
TrueShares Structured Outcome (August) ETF	(510,952)	—
TrueShares Structured Outcome (September) ETF	(50,166)	(41)
TrueShares Structured Outcome (October) ETF	—	—
TrueShares Structured Outcome (November) ETF	(1,045,205)	(3,929)
TrueShares Structured Outcome (December) ETF	(2,645,559)	(634)

Capital loss carryovers utilized during the period ended December 31, 2025 were the below:

Fund	Capital Loss Carryover Utilized
TrueShares Structured Outcome (January) ETF	$—
TrueShares Structured Outcome (February) ETF	12,350
TrueShares Structured Outcome (March) ETF	—
TrueShares Structured Outcome (April) ETF	—
TrueShares Structured Outcome (May) ETF	—
TrueShares Structured Outcome (June) ETF	—
TrueShares Structured Outcome (July) ETF	—
TrueShares Structured Outcome (August) ETF	—
TrueShares Structured Outcome (September) ETF	156,811
TrueShares Structured Outcome (October) ETF	—
TrueShares Structured Outcome (November) ETF	374,216
TrueShares Structured Outcome (December) ETF	—

NOTE 8 - INDEMNIFICATIONS

In the normal course of business, the Trust or Funds enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Funds’ maximum exposure under these arrangements is unknown, however, the Funds expect the risk of loss to be remote.

NOTE 9 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

TrueShares Structured Outcome ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of TrueShares Structured Outcome ETFs

And Board of Trustees of Elevation Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Elevation Series Trust comprising the funds listed below (the “Funds”) as of December 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
TrueShares Structured Outcome (January) ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023 and 2022 and for the period from January 4, 2021 (commencement of operations) through December 31, 2021
TrueShares Structured Outcome (February) ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023 and 2022 and for the period from February 1, 2021 (commencement of operations) through December 31, 2021
TrueShares Structured Outcome (March) ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023 and 2022 and for the period from March 1, 2021 (commencement of operations) through December 31, 2021
TrueShares Structured Outcome (April) ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023 and 2022 and for the period from April 1, 2021 (commencement of operations) through December 31, 2021
TrueShares Structured Outcome (May) ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023 and 2022 and for the period from May 3, 2021 (commencement of operations) through December 31, 2021
TrueShares Structured Outcome (June) ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023 and 2022 and for the period from June 1, 2021 (commencement of operations) through December 31, 2021

TrueShares Structured Outcome (July) ETF, TrueShares Structured Outcome (August) ETF, TrueShares Structured Outcome (September) ETF, TrueShares Structured Outcome (October) ETF, TrueShares Structured Outcome (November) ETF, TrueShares Structured Outcome (December) ETF

	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022 and 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be

TrueShares Structured Outcome ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

February 27, 2026

TrueShares Structured Outcome ETFs

UNAUDITED TAX DESIGNATIONS AND ADDITIONAL INFORMATION

December 31, 2025 (Unaudited)

The Funds designate the following as percentages of taxable ordinary income distributions, up to the maximum amount allowable, for the calendar year ended December 31, 2025:

Fund	Dividends Received Deduction	Qualified Dividend Income Percentage
TrueShares Structured Outcome (January) ETF	0.00%	0.00%
TrueShares Structured Outcome (February) ETF	0.00%	0.00%
TrueShares Structured Outcome (March) ETF	0.00%	0.00%
TrueShares Structured Outcome (April) ETF	0.00%	0.00%
TrueShares Structured Outcome (May) ETF	0.00%	0.00%
TrueShares Structured Outcome (June) ETF	0.00%	0.00%
TrueShares Structured Outcome (July) ETF	0.00%	0.00%
TrueShares Structured Outcome (August) ETF	0.00%	0.00%
TrueShares Structured Outcome (September) ETF	0.00%	0.00%
TrueShares Structured Outcome (October) ETF	0.00%	0.00%
TrueShares Structured Outcome (November) ETF	0.00%	0.00%
TrueShares Structured Outcome (December) ETF	0.00%	0.00%

The percentage of the total ordinary distributions paid during the calendar year ended December 31, 2025, that qualify as 163(j) interest dividends are shown in the table below:

Fund	163(j) Interest Dividends Percentage
TrueShares Structured Outcome (January) ETF	100.00%
TrueShares Structured Outcome (February) ETF	81.46%
TrueShares Structured Outcome (March) ETF	100.00%
TrueShares Structured Outcome (April) ETF	100.00%
TrueShares Structured Outcome (May) ETF	93.63%
TrueShares Structured Outcome (June) ETF	100.00%
TrueShares Structured Outcome (July) ETF	53.80%
TrueShares Structured Outcome (August) ETF	100.00%
TrueShares Structured Outcome (September) ETF	100.00%
TrueShares Structured Outcome (October) ETF	57.61%
TrueShares Structured Outcome (November) ETF	100.00%
TrueShares Structured Outcome (December) ETF	93.24%

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2025 via Form 1099. The Fund will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

PROXY VOTING

The policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities held by the Funds are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free (877) 524-9155. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge at www.sec.gov or by calling toll-free (877) 524-9155.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of shareholders was held on May 15, 2025, the results of votes taken among shareholders on the proposal before them are reported below.

Proposal 1:

To approve an Agreement and Plan of Reorganization providing for the reorganization of:

TrueShares Structured Outcome (February) ETF, a series of Listed Funds Trust (“LiFT”), into TrueShares Structured Outcome (February) ETF, a series of Elevation Series Trust (“EST”);

TrueShares Structured Outcome (May) ETF, a series of LiFT, into TrueShares Structured Outcome (May) ETF, a series of EST;

TrueShares Structured Outcome (June) ETF, a series of LiFT, into TrueShares Structured Outcome (June) ETF, a series of EST;

TrueShares Structured Outcome (September) ETF, a series of LiFT, into TrueShares Structured Outcome (September) ETF, a series of EST;

	# of Votes	% of Votes
TrueShares Structured Outcome (February) ETF
Vote For	92,203	100.00
Vote Against	0	0
Abstain	0	0
TOTAL	92,203	100.00

TrueShares Structured Outcome (May) ETF
Vote For	133,169	96.11
Vote Against	517	0.37
Abstain	4,874	3.52
TOTAL	138,560	100.00

TrueShares Structured Outcome (June) ETF
Vote For	70,396	98.16
Vote Against	0	0
Abstain	1,322	1.84
TOTAL	71,718	100.00

TrueShares Structured Outcome (September) ETF
Vote For	193,595	95.46
Vote Against	2,315	1.14
Abstain	6,896	3.40
TOTAL	202,806	100.00

A special meeting of shareholders was held on June 6, 2025, the results of votes taken among shareholders on the proposal before them are reported below.

Proposal 1:

To approve an Agreement and Plan of Reorganization providing for the reorganization of:

TrueShares Structured Outcome (March) ETF, a series of LiFT, into TrueShares Structured Outcome (March) ETF, a series of EST;

TrueShares Structured Outcome (March) ETF
Vote For	244,027	97.52
Vote Against	2,897	1.16
Abstain	3,320	1.33
TOTAL	250,244	100.00

A special meeting of shareholders was held on June 25, 2025, the results of votes taken among shareholders on the proposal before them are reported below.

Proposal 1:

To approve an Agreement and Plan of Reorganization providing for the reorganization of:

TrueShares Structured Outcome (April) ETF, a series of LiFT, into TrueShares Structured Outcome (April) ETF, a series of EST;

TrueShares Structured Outcome (April) ETF	# of Votes	% of Votes
Vote For	248,653	97.42
Vote Against	2,084	0.82
Abstain	4,498	1.76
TOTAL	255,235	100.00

A special meeting of shareholders was held on July 23, 2025, the results of votes taken among shareholders on the proposal before them are reported below.

Proposal 1:

To approve an Agreement and Plan of Reorganization providing for the reorganization of:

TrueShares Structured Outcome (January) ETF, a series of LiFT, into TrueShares Structured Outcome (January) ETF, a series of EST;

TrueShares Structured Outcome (November) ETF, a series of LiFT, into TrueShares Structured Outcome (November) ETF, a series of EST;

TrueShares Structured Outcome (December) ETF, a series of Listed Funds Trust LiFT, into TrueShares Structured Outcome (December) ETF, a series of EST;

TrueShares Structured Outcome (January) ETF
Vote For	342,792	79.95
Vote Against	7,864	1.83
Abstain	78,098	18.22
TOTAL	428,754	100.00

TrueShares Structured Outcome (November) ETF
Vote For	246,324	94.78
Vote Against	2,416	0.93
Abstain	11,160	4.29
TOTAL	259,900	100.00

TrueShares Structured Outcome (December) ETF
Vote For	624,780	87.22
Vote Against	9,027	1.26
Abstain	82,514	11.52
TOTAL	716,321	100.00

A special meeting of shareholders was held on July 29, 2025, the results of votes taken among shareholders on the proposal before them are reported below.

Proposal 1:

To approve an Agreement and Plan of Reorganization providing for the reorganization of:

TrueShares Structured Outcome (October) ETF, a series of LiFT, into TrueShares Structured Outcome (October) ETF, a series of EST;

TrueShares Structured Outcome (October) ETF	# of Votes	% of Votes
Vote For	228,670	87.03
Vote Against	2,238	0.85
Abstain	31,850	12.12
TOTAL	262,760	100.00

A special meeting of shareholders was held on September 2, 2025, the results of votes taken among shareholders on the proposal before them are reported below.

Proposal 1:

To approve an Agreement and Plan of Reorganization providing for the reorganization of:

TrueShares Structured Outcome (July) ETF, a series of LiFT, into TrueShares Structured Outcome (July) ETF, a series of EST;

TrueShares Structured Outcome (August) ETF, a series of LiFT, into TrueShares Structured Outcome (August) ETF, a series of EST;

TrueShares Structured Outcome (July) ETF
Vote For	310,994	78.56
Vote Against	4,020	1.02
Abstain	80,859	20.43
TOTAL	395,873	100.00

TrueShares Structured Outcome (August) ETF
Vote For	553,150	89.70
Vote Against	2,906	0.47
Abstain	60,637	9.83
TOTAL	616,693	100.00

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the Registrant is included in the financial statements as part of the report to shareholders filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

TrueShares Structured Outcome (January) ETF (“JANZ”), TrueShares Structured Outcome (February) ETF (FEBZ), TrueShares Structured Outcome (March) ETF (“MARZ”), TrueShares Structured Outcome (April) ETF (“APRZ”), TrueShares Structured Outcome (May) ETF (“MAYZ”), TrueShares Structured Outcome (June) ETF (“JUNZ”), TrueShares Structured Outcome (July) ETF (“JULZ”), TrueShares Structured Outcome (August) ETF (“AUGZ), TrueShares Structured Outcome (September) ETF (“SEPZ”), TrueShares Structured Outcome (October) ETF (“OCTZ”), TrueShares Structured Outcome (November) ETF (“NOVZ”), and TrueShares Structured Outcome (December) ETF (“DECZ”) (collectively, the “TMI Funds”) Advisory Agreements Approval

At a meeting held on March 11, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Elevation Series Trust (the “Trust”) considered the approval of an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and TrueMark Investments, LLC (“TMI”) on behalf of the TMI Funds.

The Board was assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weights to the various factors in reaching his or her conclusions with respect to the approval of the Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that TMI currently provided advisory services to the predecessor TMI Funds in another series trust and would provide substantially identical services to the TMI Funds in the Trust. The Board further considered that TMI currently provided advisory services to twenty-one registered funds, including three series of the Trust. The Board noted the depth of TMI’s experience in the management of registered funds, specifically ETFs, and that TMI managed approximately $900 million of total assets. The Board reviewed TMI’s best execution practices and its process for evaluating broker-dealers to ensure best execution and efficient bid-ask spreads. The Board reviewed the background information of key investment personnel who would continue servicing the TMI Funds, considering their educational backgrounds and years of financial industry experience.

The Board confirmed it had received and reviewed a copy of TMI’s Form ADV, as well as TMI’s responses to a detailed series of questions that included, among other things, information about the firm’s key personnel, the compliance program, and the services to be provided by TMI. The Board noted that TMI represented that it had no material regulatory, compliance or litigation issues over the past 36 months. The Board determined that TMI could be expected to continue to provide quality service to the TMI Funds and their respective shareholders.

Performance. The Board considered the information provided by TMI related to each TMI Fund’s strategy and observed that the proposed strategies for the TMI Funds are identical to their corresponding predecessor TMI Fund. The Board reviewed the performance of the predecessor TMI Funds over various periods ended December 31, 2024.

The Board discussed the performance of each predecessor TMI Fund, observing that each predecessor fund outperformed the FUSE Peer Group over the one-year period and underperformed its benchmark, the S&P 500 Price Index, over the same period. The Board remarked that over the three-year period, each predecessor fund outperformed its benchmark except for MAYZ and JUNZ, which underperformed their benchmark over the period. The Board further observed that each predecessor fund underperformed the FUSE Peer Group over the three-year period. The Board also acknowledged that each predecessor fund underperformed its benchmark and FUSE Peer Group since inception, except that JULZ, SEPZ, OCTZ, and NOVZ outperformed their respective FUSE Peer Group since inception.

The Board recalled TMI’s explanation for relative underperformance over various periods, acknowledging that the strategy of each TMI Fund was designed to only partially participate in the upside of U.S. equity markets. The Board considered that the performance of a TMI Fund was highly dependent on its reset date, and that intermediate periods of performance were not necessarily indicative of whether a fund achieved its mandate. In conclusion, the Trustees concurred that TMI could be expected to provide satisfactory performance for each TMI Fund and their respective shareholders.

Cost of Services Provided. The Board reviewed the proposed management fee for each TMI Fund, which were each proposed as a “unitary fee” under which TMI would pay all expenses of the TMI Funds except for the management fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, and extraordinary expenses. Accordingly, the Board agreed that a comparison of each TMI Fund’s unitary fee to the total expense ratios of the funds in their respective FUSE Peer Group was appropriate. The Board considered that the proposed management fee for each TMI Fund was identical to the fee charged by TMI to its respective predecessor fund. The Board also discussed that as all fees were paid from the unitary fee, the proposed arrangement reflected a not-unreasonable allocation of the fees paid to TMI given the work performed by it.

The Board observed that the proposed management fee for each TMI Fund was generally in line with the median of the FUSE Peer Group. The Board recalled that TMI believed the proposed fee to be reasonable given the actively managed nature of the strategies and the expertise required to effectively implement the options strategy. The Board considered TMI’s position that the uncapped upside offered by the TMI Funds distinguished the funds from those funds in the FUSE Peer Group, which typically capped upside exposure of the underlying index to a certain extent. Given these and other considerations, the Board concluded that the proposed management fee for each TMI Fund was not unreasonable.

Economies of Scale and Profitability. The Board evaluated the compensation and benefits to be received by TMI from its relationship with each TMI Fund and reviewed an analysis of TMI’s anticipated profitability with respect to the work to be completed for each TMI Fund. The Board considered the profits anticipated with respect to each, if any, were not unreasonable across the initial term of the Advisory Agreements. The Board agreed that the unitary fee structure provided certainty of fees to shareholders regardless of whether TMI was benefitting from economies of scale.

Conclusion. Having requested and received information from TMI as it believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice and guidance of legal counsel, the Board concluded that approval of the respective Advisory Agreement was in the best interests of each TMI Fund and its shareholders.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVATION SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	March 9, 2026

By:	/s/ Nicholas Austin
Nicholas Austin, Treasurer (Principal Financial Officer)

Date:	March 9, 2026